UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-7170

TCW Funds, Inc.
(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA			90017
(Address of principal executive offices)			(Zip code)

Philip K. Holl, Esq. Secretary 865 South Figueroa Street, Suite 1800 Los Angeles, CA 90017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(213) 244-0000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.           Report to Stockholders.  The Semi-Annual Report for the period November 1, 2007 through April 30, 2008 is filed herewith.

TCW US EQUITIES AND

LIFEPLAN FUNDS

SEMI-ANNUAL REPORT

APRIL 30, 2008

Where experts invest.

US EQUITIES

TCW Funds, Inc.

Table of Contents	April 30, 2008
Letter To Shareholders	1

Performance Summary	2

Schedules of Investments:

TCW Balanced Fund	3

TCW Diversified Value Fund	8

TCW Dividend Focus Fund	12

TCW Equities Fund	17

TCW Focused Equities Fund	21

TCW Growth Fund	25

TCW Growth Equities Fund	31

TCW Large Cap Growth Fund	35

TCW Relative Value Small Cap Fund	39

TCW Select Equities Fund	45

TCW Small Cap Growth Fund	48

TCW Spectrum Fund	53

TCW Value Added Fund	57

TCW Value Opportunities Fund	65

TCW Conservative LifePlan Fund	69

TCW Moderate LifePlan Fund	71

TCW Aggressive LifePlan Fund	73

TCW Global Aggressive LifePlan Fund	75

Statements of Assets and Liabilities	77

Statements of Operations	82

Statements of Changes in Net Assets	87

Notes to Financial Statements	96

Financial Highlights	115

Shareholder Expenses	157

Proxy Voting Guidelines and Availability of Quarterly Portfolio Schedule	161

(THIS PAGE INTENTIONALLY LEFT BLANK)

US EQUITIES

To Our Valued Shareholders

We are pleased to submit the semi-annual reports for the TCW Funds, Inc. as of April 30, 2008. These reports contain performance summaries for each of our funds and a listing of their respective portfolio holdings at April 30, 2008.

The last six months were challenging for equity and credit markets with most U.S. equity indices down almost 10% or more during that period. While the U.S. Equity TCW Funds had negative absolute returns for this period, nine out of the thirteen TCW Funds invested in U.S. equities equaled or beat their respective benchmarks. As investors sought higher quality investments in reaction to this market volatility, investment grade fixed income markets produced positive returns for the period. TCW Fund fixed income strategies with little or no below investment grade credit exposure also had positive returns for the period. Below investment grade rated credit markets produced negative returns during the six month period as credit spreads widened.

We are pleased that the TCW Funds platform was awarded two additional top ratings from Morningstar. Both the TCW Focused Equities Fund and the TCW Growth Equities Fund improved their ratings to five stars at the end of April 2008 and join the TCW Total Return Bond Fund which previously earned a five star rating. In addition to these funds, five other TCW Funds had four star ratings in at least one fund class as of April 2008.

There have been some changes to the fund lineup over the past six months. A merger of the TCW Equities Fund into the TCW Focused Equities Fund has been approved by the Board since the strategies are very similar and managed by the same team. If the shareholders approve, the merger will take effect late in the third quarter of 2008. We also launched the new TCW Growth Fund in December 2007 which provides actively managed exposure to growth stocks of all market capitalizations. There was one manager change over the past six months when one of the co-managers of the TCW Select Equities Fund resigned and management responsibility was assumed by the remaining co-manager, Craig Blum.

The TCW Funds, Inc. continues to provide our shareholders with innovative investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, Inc., we invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW or 1 (800) 386-3829.

Sincerely,

William C. Sonneborn.
President and Chief Executive Officer

June 9, 2008

US EQUITIES

TCW Funds, Inc.

Performance Summary (Unaudited)	April 30, 2008

		Total Return Annualized As of April 30, 2008
	NAV	1-Year	5-Year	10-Year		Since Inception		Inception Date
TCW Balanced Fund — I Class	$10.03	(5.46)	N/A	N/A		3.08%		09/01/06
TCW Balanced Fund — N Class	$9.96	(5.39)	N/A	N/A		3.08%		09/01/06
TCW Diversified Value Fund — I Class	$14.92	(11.35)%	N/A	N/A		8.78%		01/02/04
TCW Diversified Value Fund — N Class	$14.86	(11.55)%	13.87%	5.07	% (1)	5.97	% (1)	01/02/98 (2)
TCW Dividend Focused Fund — I Class	$12.08	(8.94)%	N/A	N/A		7.92%		11/01/04
TCW Dividend Focused Fund — N Class	$12.11	(9.23)%	12.66%	8.37	% (1)	10.26	% (1)	09/19/86 (2)
TCW Dividend Focused Fund — K Class	$12.73	(9.28)%	N/A	N/A		5.88%		01/03/06
TCW Equities Fund — I Class	$14.40	(3.20)%	13.21%	6.41	% (3)	7.33	% (3)	12/01/97 (2)
TCW Equities Fund — N Class	$14.43	(3.68)%	12.54%	N/A		5.47%		03/01/99
TCW Equities Fund — K Class	$16.07	(3.93)%	12.81%	N/A		11.89%		11/01/02
TCW Focused Equities Fund — I Class	$15.17	(0.82)%	N/A	N/A		9.88%		11/01/04
TCW Focused Equities Fund — N Class	$15.12	(0.95)%	15.04%	N/A		7.11	% (4)	07/20/98 (2)
TCW Growth Fund — I Class	$20.07	N/A	N/A	N/A		0.35	% (5)	01/02/08
TCW Growth Fund — N Class	$20.07	N/A	N/A	N/A		0.35	% (5)	01/02/08
TCW Growth Equities Fund — I Class	$14.45	17.03%	N/A	N/A		11.52%		03/01/04
TCW Growth Equities Fund — N Class	$14.42	16.80%	N/A	N/A		11.47%		03/01/04
TCW Large Cap Growth Fund — I Class	$23.26	4.73%	N/A	N/A		7.01%		02/06/06
TCW Large Cap Growth Fund — N Class	$23.20	4.46%	N/A	N/A		6.86%		02/06/06
TCW Relative Value Small Cap Fund — I Class	$11.72	(15.64)%	11.27%	7.21	% (1)	9.65	% (1)	05/06/94 (2)
TCW Relative Value Small Cap Fund — N Class	$11.50	(15.81)%	11.01%	6.90	% (1)	11.39	% (1)	03/31/88 (2)
TCW Relative Value Small Cap Fund — K Class	$11.55	(16.03)%	10.84%	N/A		10.57%		11/01/02
TCW Select Equities Fund — I Class	$18.28	0.32%	9.19%	4.86%		10.07	% (3)	07/01/91 (2)
TCW Select Equities Fund — N Class	$17.72	0.08%	8.87%	N/A		2.41%		03/01/99
TCW Select Equities Fund — K Class	$17.72	(0.34)%	8.57%	N/A		1.99%		08/06/01
TCW Small Cap Growth Fund — I Class	$22.58	6.46%	16.42%	1.89%		9.83	% (3)	12/01/89 (2)
TCW Small Cap Growth Fund — N Class	$21.91	6.00%	15.98%	N/A		1.52%		03/01/99
TCW Spectrum Fund — I Class	$11.32	(9.84)%	N/A	N/A		7.00%		11/01/04
TCW Spectrum Fund — N Class	$11.31	(10.13)%	N/A	N/A		6.76%		11/01/04
TCW Value Added Fund — I Class	$9.91	(15.25)%	(11.21)%	N/A		6.48%		06/14/00
TCW Value Added Fund — N Class	$12.48	(15.13)%	11.08%	N/A		2.02%		05/01/02
TCW Value Added Fund — K Class	$13.99	(13.54)%	10.68%	N/A		11.88%		11/01/02
TCW Value Opportunities Fund — I Class	$19.20	(7.42)%	13.10%	11.70	% (3)	13.34	% (3)	11/01/96 (2)
TCW Value Opportunities Fund — N Class	$18.80	(7.72)%	12.75%	N/A		9.39%		11/01/00
TCW Value Opportunities Fund — K Class	$18.74	(8.02)%	12.51%	N/A		13.60%		11/01/02
TCW Conservative LifePlan Fund — I Class	$9.78	(0.17)%	N/A	N/A		2.47%		11/16/06
TCW Conservative LifePlan Fund — N Class	$9.77	(0.30)%	N/A	N/A		2.38%		11/16/06
TCW Moderate LifePlan Fund — I Class	$9.82	0.82%	N/A	N/A		3.83%		11/16/06
TCW Moderate LifePlan Fund — N Class	$9.79	0.71%	N/A	N/A		3.82%		11/16/06
TCW Aggressive LifePlan Fund — I Class	$10.10	(1.42)%	N/A	N/A		2.62%		11/16/06
TCW Aggressive LifePlan Fund — N Class	$10.11	(1.41)%	N/A	N/A		2.63%		11/16/06
TCW Global Aggressive LifePlan Fund — I Class	$10.05	(3.16)%	N/A	N/A		1.35%		11/16/06
TCW Global Aggressive LifePlan Fund — N Class	$10.05	(3.17)%	N/A	N/A		1.35%		11/16/06

(1)  Performance data includes the performance of the predecessor SG Cowen fund. The predecessor SG Cowen fund was an investment company registered under the 1940 Act, as amended.

(2)  Inception date of the predecessor entity.

(3)  Performance data includes the performance of the predecessor limited partnership for periods before the TCW Fund's registration became effective. The predecessor limited partnership was not registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and, therefore, was not subject to certain investment restrictions that are imposed by the 1940 Act. If the limited partnership has been registered under the 1940 Act, the limited partnership's performance may have been lower.

(4)  Performance data includes the performance of the predecessor separately managed account for periods before the TCW Fund's registration became effective. The predecessor separately managed account was not registered under the 1940 Act and, therefore, was not subjected to certain investment restrictions that are imposed by the 1940 Act. If the separately managed account had been registered under the 1940 Act, the separately managed account's performance may have been lower.

(5)  Cumulative return for the period from January 2, 2008 (Commencement of Operations) through April 30, 2008.

US EQUITIES

TCW Balanced Fund

Schedule of Investments (Unaudited)	April 30, 2008

Principal Amount	Fixed Income Securities	Value
	U.S. Government Agency Obligations (21.5% of Net Assets)
$80,000	Federal Home Loan Bank, 4.375%, due 03/17/10	$82,322
100,000	Federal Home Loan Mortgage Corp., 4.75%, due 01/19/16	103,649
140,000	Federal Home Loan Mortgage Corp., 5.25%, due 07/18/11	148,561
962,034	Federal Home Loan Mortgage Corp., 5.5%, due 09/01/37	968,227
241,058	Federal National Mortgage Association, 5%, due 05/01/37	237,076
495,346	Government National Mortgage Association, 5.5%, due 07/15/37	502,218
	Total U.S. Government Agency Obligations	2,042,053
	U.S. Treasury Bonds (2.6%)
20,000	U.S. Treasury Bond, 4.5%, due 02/15/36	20,003
150,000	U.S. Treasury Bond, 5.25%, due 11/15/28	164,367
50,000	U.S. Treasury Bond, 7.125%, due 02/15/23	64,805
	Total U.S. Treasury Bonds	249,175
	U.S. Treasury Notes (10.2%)
150,000	U.S. Treasury Note, 2.75%, due 02/28/13	148,078
250,000	U.S. Treasury Note, 4.5%, due 02/15/09	255,078
200,000	U.S. Treasury Note, 4.625%, due 08/31/11	212,782
330,000	U.S. Treasury Note, 4.875%, due 08/15/16	358,875
	Total U.S. Treasury Notes	974,813
	Total Fixed Income Securities (Cost: $3,185,604) (34.3%)	3,266,041
Number of Shares	Common Stock
	Aerospace & Defense (1.5%)
2,450	Honeywell International, Inc.	145,530
	Automobiles (1.5%)
5,945	General Motors Corp.	137,924
	Biotechnology (2.9%)
2,600	Amgen, Inc. (1)	108,862
6,650	Millennium Pharmaceuticals, Inc. (1)	165,386
	Total Biotechnology	274,248
	Commercial Services & Supplies (0.6%)
1,450	Waste Management, Inc.	52,345
	Communications Equipment (0.9%)
8,800	Motorola, Inc.	87,648
	Computers & Peripherals (3.9%)
5,050	Dell, Inc. (1)	94,081
1,800	Hewlett-Packard Co.	83,430
1,600	International Business Machines Corp.	193,120
	Total Computers & Peripherals	370,631

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Consumer Finance (1.2%)
2,450	American Express Co.	$117,649
	Diversified Financial Services (3.0%)
4,150	Citigroup, Inc.	104,871
3,800	JPMorgan Chase & Co.	181,070
	Total Diversified Financial Services	285,941
	Diversified Telecommunication Services (3.6%)
5,200	AT&T, Inc.	201,292
27,150	Qwest Communications International, Inc.	140,094
	Total Diversified Telecommunication Services	341,386
	Electric Utilities (1.8%)
3,800	American Electric Power Co., Inc.	169,594
	Electronic Equipment & Instruments (2.7%)
12,565	Flextronics International, Ltd. (1)	130,550
3,287	Tyco Electronics, Ltd.	122,967
	Total Electronic Equipment & Instruments	253,517
	Food & Staples Retailing (0.8%)
2,450	Whole Foods Market, Inc.	79,968
	Food Products (3.0%)
2,900	Dean Foods Co. (1)	67,396
5,700	Kraft Foods, Inc. Class A	180,291
2,550	Sara Lee Corp.	37,001
	Total Food Products	284,688
	Health Care Equipment & Supplies (2.4%)
8,000	Boston Scientific Corp. (1)	106,640
1,887	Covidien, Ltd.	88,104
996	Hologic, Inc. (1)	29,073
	Total Health Care Equipment & Supplies	223,817
	Health Care Providers & Services (2.7%)
2,500	Aetna, Inc.	109,000
23,700	Tenet Healthcare Corp. (1)	151,680
	Total Health Care Providers & Services	260,680
	Household Durables (1.3%)
2,700	Sony Corp. (SP ADR)	123,633
	Household Products (1.8%)
2,650	Kimberly-Clark Corp.	169,574
	Industrial Conglomerates (3.0%)
5,050	General Electric Co.	165,135
2,637	Tyco International, Ltd.	123,385
	Total Industrial Conglomerates	288,520

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Insurance (3.1%)
2,850	American International Group, Inc.	$131,670
3,250	Travelers Cos., Inc. (The)	163,800
	Total Insurance	295,470
	Leisure Equipment & Products (1.0%)
4,900	Mattel, Inc.	91,875
	Media (4.1%)
7,500	Comcast Corp. Class A	154,125
7,500	Interpublic Group of Cos., Inc. (The) (1)	67,875
11,400	Time Warner, Inc.	169,290
	Total Media	391,290
	Metals & Mining (0.8%)
2,150	Alcoa, Inc.	74,777
	Multi-Utilities (0.6%)
1,350	Ameren Corp.	61,236
	Multiline Retail (0.7%)
2,500	Macy's, Inc.	63,225
	Oil, Gas & Consumable Fuels (5.0%)
2,500	Chevron Corp.	240,375
2,750	ConocoPhillips	236,912
	Total Oil, Gas & Consumable Fuels	477,287
	Paper & Forest Products (1.9%)
4,700	Louisiana-Pacific Corp.	54,097
4,700	MeadWestvaco Corp.	123,610
	Total Paper & Forest Products	177,707
	Pharmaceuticals (3.0%)
7,850	Pfizer, Inc.	157,863
4,200	Watson Pharmaceuticals, Inc. (1)	130,368
	Total Pharmaceuticals	288,231
	Semiconductors & Semiconductor Equipment (1.1%)
16,950	LSI Corp. (1)	105,090
	Specialty Retail (1.8%)
5,850	Gap, Inc. (The)	108,927
2,050	Home Depot, Inc. (The)	59,040
	Total Specialty Retail	167,967
	Thrifts & Mortgage Finance (2.0%)
6,784	Fannie Mae	191,987
	Total Common Stock (Cost: $6,242,753) (63.7%)	6,053,435

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

Schedule of Investments (Unaudited) (Continued)

Principal Amount	Short-Term Investments	Value
$201,277	State Street Bank & Trust Depository Reserve, 1.1%	$201,277
	Total Short-Term Investments (Cost: $201,277) (2.1%)	201,277
	Total Investments (Cost: $9,629,634) (100.1%)	9,520,753
	Liabilities in Excess of Other Assets (– 0.1%)	(13,197)
	Net Assets (100.0%)	$9,507,556

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Balanced Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.5%
Automobiles	1.5
Biotechnology	2.9
Commercial Services & Supplies	0.6
Communications Equipment	0.9
Computers & Peripherals	3.9
Consumer Finance	1.2
Diversified Financial Services	3.0
Diversified Telecommunication Services	3.6
Electric Utilities	1.8
Electronic Equipment & Instruments	2.7
Food & Staples Retailing	0.8
Food Products	3.0
Health Care Equipment & Supplies	2.4
Health Care Providers & Services	2.7
Household Durables	1.3
Household Products	1.8
Industrial Conglomerates	3.0
Insurance	3.1
Leisure Equipment & Products	1.0
Media	4.1
Metals & Mining	0.8
Multi-Utilities	0.6
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	5.0
Paper & Forest Products	1.9
Pharmaceuticals	3.0
Semiconductors & Semiconductor Equipment	1.1
Specialty Retail	1.8
Thrifts & Mortgage Finance	2.0
U.S. Government Agency Obligations	21.5
U.S. Treasury Bonds	2.6
U.S. Treasury Notes	10.2
Short-Term Investments	2.1
Total	100.1%

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.3% of Net Assets)
368,109	Honeywell International, Inc.	$21,865,675
	Automobiles (2.2%)
896,590	General Motors Corp. (1)	20,800,888
	Biotechnology (4.3%)
389,100	Amgen, Inc. (2)	16,291,617
1,002,800	Millennium Pharmaceuticals, Inc. (2)	24,939,636
	Total Biotechnology	41,231,253
	Commercial Services & Supplies (0.8%)
200,900	Waste Management, Inc.	7,252,490
	Communications Equipment (1.4%)
1,321,930	Motorola, Inc.	13,166,423
	Computers & Peripherals (5.9%)
763,300	Dell, Inc. (2)	14,220,279
272,257	Hewlett-Packard Co.	12,619,112
241,100	International Business Machines Corp.	29,100,770
	Total Computers & Peripherals	55,940,161
	Consumer Finance (1.6%)
318,250	American Express Co.	15,282,365
	Diversified Financial Services (4.6%)
622,000	Citigroup, Inc.	15,717,940
580,318	JPMorgan Chase & Co.	27,652,153
	Total Diversified Financial Services	43,370,093
	Diversified Telecommunication Services (5.5%)
801,800	AT&T, Inc.	31,037,678
4,127,600	Qwest Communications International, Inc. (1)	21,298,416
	Total Diversified Telecommunication Services	52,336,094
	Electric Utilities (2.5%)
527,250	American Electric Power Co., Inc.	23,531,167
	Electronic Equipment & Instruments (4.1%)
1,913,694	Flextronics International, Ltd. (2)	19,883,280
498,575	Tyco Electronics, Ltd.	18,651,691
	Total Electronic Equipment & Instruments	38,534,971
	Food & Staples Retailing (1.3%)
365,700	Whole Foods Market, Inc. (1)	11,936,448
	Food Products (4.5%)
436,600	Dean Foods Co. (1)(2)	10,146,584
854,300	Kraft Foods, Inc. Class A	27,021,509
386,500	Sara Lee Corp.	5,608,115
	Total Food Products	42,776,208

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Health Care Equipment & Supplies (3.6%)
1,216,400	Boston Scientific Corp. (2)	$16,214,612
288,130	Covidien, Ltd.	13,452,790
156,639	Hologic, Inc. (2)	4,572,292
	Total Health Care Equipment & Supplies	34,239,694
	Health Care Providers & Services (4.1%)
380,300	Aetna, Inc.	16,581,080
3,566,250	Tenet Healthcare Corp. (1)(2)	22,824,000
	Total Health Care Providers & Services	39,405,080
	Household Durables (1.8%)
379,000	Sony Corp. (SP ADR)	17,354,410
	Household Products (2.7%)
400,350	Kimberly-Clark Corp.	25,618,396
	Industrial Conglomerates (4.6%)
763,100	General Electric Co.	24,953,370
399,125	Tyco International, Ltd.	18,675,059
	Total Industrial Conglomerates	43,628,429
	Insurance (4.8%)
431,850	American International Group, Inc.	19,951,470
508,100	Travelers Cos., Inc. (The)	25,608,240
	Total Insurance	45,559,710
	Leisure Equipment & Products (1.4%)
736,100	Mattel, Inc.	13,801,875
	Media (6.3%)
1,139,100	Comcast Corp. Class A	23,408,505
1,155,800	Interpublic Group of Cos., Inc. (The) (1)(2)	10,459,990
1,730,050	Time Warner, Inc. (1)	25,691,242
	Total Media	59,559,737
	Metals & Mining (1.2%)
330,200	Alcoa, Inc.	11,484,356
	Multi-Utilities (1.0%)
202,400	Ameren Corp.	9,180,864
	Multiline Retail (1.0%)
379,500	Macy's, Inc.	9,597,555
	Oil, Gas & Consumable Fuels (7.7%)
377,900	Chevron Corp.	36,335,085
422,044	ConocoPhillips	36,359,091
	Total Oil, Gas & Consumable Fuels	72,694,176
	Paper & Forest Products (2.7%)
720,125	Louisiana-Pacific Corp. (1)	8,288,639
670,300	MeadWestvaco Corp.	17,628,890
	Total Paper & Forest Products	25,917,529

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Pharmaceuticals (4.5%)
1,196,300	Pfizer, Inc.	$24,057,593
600,900	Watson Pharmaceuticals, Inc. (2)	18,651,936
	Total Pharmaceuticals	42,709,529
	Semiconductors & Semiconductor Equipment (1.7%)
2,548,000	LSI Corp. (1)(2)	15,797,600
	Specialty Retail (2.7%)
883,300	Gap, Inc. (The)	16,447,046
307,100	Home Depot, Inc. (The)	8,844,480
	Total Specialty Retail	25,291,526
	Thrifts & Mortgage Finance (3.1%)
1,032,773	Fannie Mae	29,227,476
	Total Common Stock (Cost: $931,720,295) (95.9%)	909,092,178
	Short-Term Investments
	Money Market Investments (8.4%)
80,232,285	State Street Navigator Securities Lending Trust, 2.79% (3)	80,232,285
Principal Amount	Other Short-Term Investments (4.0%)
$37,580,005	State Street Bank & Trust Depository Reserve, 1.1%	37,580,005
	Total Short-Term Investments (Cost: $117,812,290) (12.4%)	117,812,290
	Total Investments (Cost: $1,049,532,585) (108.3%)	1,026,904,468
	Liabilities in Excess of Other Assets (– 8.3%)	(78,911,376)
	Net Assets (100.0%)	$947,993,092

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Security partially or fully lent (Note 3).

  (2)  Non-income producing security.

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Diversified Value Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.3%
Automobiles	2.2
Biotechnology	4.3
Commercial Services & Supplies	0.8
Communications Equipment	1.4
Computers & Peripherals	5.9
Consumer Finance	1.6
Diversified Financial Services	4.6
Diversified Telecommunication Services	5.5
Electric Utilities	2.5
Electronic Equipment & Instruments	4.1
Food & Staples Retailing	1.3
Food Products	4.5
Health Care Equipment & Supplies	3.6
Health Care Providers & Services	4.1
Household Durables	1.8
Household Products	2.7
Industrial Conglomerates	4.6
Insurance	4.8
Leisure Equipment & Products	1.4
Media	6.3
Metals & Mining	1.2
Multi-Utilities	1.0
Multiline Retail	1.0
Oil, Gas & Consumable Fuels	7.7
Paper & Forest Products	2.7
Pharmaceuticals	4.5
Semiconductors & Semiconductor Equipment	1.7
Specialty Retail	2.7
Thrifts & Mortgage Finance	3.1
Short-Term Investments	12.4
Total	108.3%

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.6% of Net Assets)
392,400	Honeywell International, Inc.	$23,308,560
	Automobiles (2.2%)
1,352,040	General Motors Corp. (1)	31,367,328
	Capital Markets (1.2%)
917,800	Blackstone Group, LP (The) (1)	17,135,326
	Chemicals (3.7%)
1,084,100	Du Pont (E.I.) de Nemours & Co. (1)	53,023,331
	Commercial Banks (0.5%)
247,200	Wachovia Corp.	7,205,880
	Commercial Services & Supplies (2.7%)
354,700	Avery Dennison Corp.	17,092,993
608,400	Waste Management, Inc.	21,963,240
	Total Commercial Services & Supplies	39,056,233
	Communications Equipment (1.4%)
2,087,900	Motorola, Inc.	20,795,484
	Computers & Peripherals (4.4%)
432,300	Hewlett-Packard Co.	20,037,105
368,800	International Business Machines Corp.	44,514,160
	Total Computers & Peripherals	64,551,265
	Containers & Packaging (2.6%)
1,729,100	Packaging Corp. of America	38,005,618
	Diversified Consumer Services (0.7%)
432,600	H&R Block, Inc.	9,460,962
	Diversified Financial Services (4.7%)
954,900	Citigroup, Inc.	24,130,323
935,400	JPMorgan Chase & Co.	44,571,810
	Total Diversified Financial Services	68,702,133
	Diversified Telecommunication Services (8.8%)
1,043,200	AT&T, Inc.	40,382,272
959,304	BCE, Inc.	34,995,410
6,706,100	Qwest Communications International, Inc. (1)	34,603,476
1,519,854	Windstream Corp.	17,843,086
	Total Diversified Telecommunication Services	127,824,244
	Electric Utilities (2.5%)
827,200	American Electric Power Co., Inc.	36,917,936
	Electronic Equipment & Instruments (2.1%)
805,800	Tyco Electronics, Ltd.	30,144,978

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Food & Staples Retailing (1.2%)
552,600	Whole Foods Market, Inc. (1)	$18,036,864
	Food Products (5.4%)
1,352,100	Kraft Foods, Inc. Class A	42,766,923
2,402,900	Sara Lee Corp.	34,866,079
	Total Food Products	77,633,002
	Health Care Equipment & Supplies (1.1%)
340,900	Covidien, Ltd.	15,916,621
	Health Care Providers & Services (3.8%)
556,000	Aetna, Inc.	24,241,600
4,823,285	Tenet Healthcare Corp. (1)(2)	30,869,024
	Total Health Care Providers & Services	55,110,624
	Household Durables (1.1%)
352,300	Sony Corp. (SP ADR)	16,131,817
	Household Products (2.7%)
612,500	Kimberly-Clark Corp.	39,193,875
	Industrial Conglomerates (5.1%)
1,383,200	General Electric Co.	45,230,640
622,900	Tyco International, Ltd.	29,145,491
	Total Industrial Conglomerates	74,376,131
	Insurance (6.0%)
669,700	American International Group, Inc.	30,940,140
133,700	Chubb Corp. (The)	7,082,089
847,600	Travelers Cos., Inc. (The)	42,719,040
160,000	XL Capital, Ltd. Class A	5,582,400
	Total Insurance	86,323,669
	Leisure Equipment & Products (1.5%)
1,170,700	Mattel, Inc.	21,950,625
	Media (3.7%)
964,150	Comcast Corp. Class A	19,813,282
1,766,200	Regal Entertainment Group Class A (1)	33,487,152
	Total Media	53,300,434
	Metals & Mining (1.2%)
513,800	Alcoa, Inc.	17,869,964
	Multi-Utilities (0.9%)
294,500	Ameren Corp.	13,358,520

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (7.9%)
578,800	Chevron Corp.	$55,651,620
691,300	ConocoPhillips	59,555,495
	Total Oil, Gas & Consumable Fuels	115,207,115
	Paper & Forest Products (3.0%)
1,065,700	Louisiana-Pacific Corp. (1)	12,266,207
1,183,100	MeadWestvaco Corp.	31,115,530
	Total Paper & Forest Products	43,381,737
	Pharmaceuticals (4.5%)
1,940,600	Pfizer, Inc.	39,025,466
829,100	Watson Pharmaceuticals, Inc. (2)	25,735,264
	Total Pharmaceuticals	64,760,730
	Real Estate Investment Trusts (REITs) (2.0%)
1,036,100	CapitalSource, Inc. (1)	14,557,205
443,100	Hospitality Properties Trust	14,236,803
	Total Real Estate Investment Trusts (REITs)	28,794,008
	Road & Rail (2.0%)
198,200	Union Pacific Corp.	28,776,658
	Specialty Retail (2.7%)
1,362,000	Gap, Inc. (The)	25,360,440
471,100	Home Depot, Inc. (The)	13,567,680
	Total Specialty Retail	38,928,120
	Thrifts & Mortgage Finance (4.8%)
1,604,219	Fannie Mae	45,399,398
1,331,400	New York Community Bancorp, Inc. (1)	24,857,238
	Total Thrifts & Mortgage Finance	70,256,636
	Total Common Stock (Cost: $1,439,747,696) (99.7%)	1,446,806,428
	Short-Term Investments
	Money Market Investments (11.7%)
170,043,069	State Street Navigator Securities Lending Trust, 2.79% (3)	170,043,069

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

April 30, 2008

Principal Amount	Other Short-Term Investments (0.9%)	Value
$12,984,061	State Street Bank & Trust Depository Reserve, 1.1%	$12,984,061
	Total Short-Term Investments (Cost: $183,027,130) (12.6%)	183,027,130
	Total Investments (Cost: $1,622,774,826) (112.3%)	1,629,833,558
	Liabilities in Excess of Other Assets (– 12.3%)	(179,147,954)
	Net Assets (100.0%)	$1,450,685,604

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Security partially or fully lent (Note 3).

  (2)  Non-income producing security.

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Dividend Focused Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.6%
Automobiles	2.2
Capital Markets	1.2
Chemicals	3.7
Commercial Banks	0.5
Commercial Services & Supplies	2.7
Communications Equipment	1.4
Computers & Peripherals	4.4
Containers & Packaging	2.6
Diversified Consumer Services	0.7
Diversified Financial Services	4.7
Diversified Telecommunication Services	8.8
Electric Utilities	2.5
Electronic Equipment & Instruments	2.1
Food & Staples Retailing	1.2
Food Products	5.4
Health Care Equipment & Supplies	1.1
Health Care Providers & Services	3.8
Household Durables	1.1
Household Products	2.7
Industrial Conglomerates	5.1
Insurance	6.0
Leisure Equipment & Products	1.5
Media	3.7
Metals & Mining	1.2
Multi-Utilities	0.9
Oil, Gas & Consumable Fuels	7.9
Paper & Forest Products	3.0
Pharmaceuticals	4.5
Real Estate Investment Trusts (REITs)	2.0
Road & Rail	2.0
Specialty Retail	2.7
Thrifts & Mortgage Finance	4.8
Short-Term Investments	12.6
Total	112.3%

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (8.7% of Net Assets)
26,610	Honeywell International, Inc.	$1,580,634
15,065	Lockheed Martin Corp.	1,597,493
6,240	Northrop Grumman Corp. (1)	459,077
3,940	Precision Castparts Corp.	463,186
11,900	United Technologies Corp.	862,393
	Total Aerospace & Defense	4,962,783
	Air Freight & Logistics (3.5%)
11,815	FedEx Corp. (1)	1,132,704
11,912	United Parcel Service, Inc. Class B	862,548
	Total Air Freight & Logistics	1,995,252
	Biotechnology (1.8%)
14,815	Genzyme Corp. (2)	1,042,235
	Capital Markets (6.2%)
27,230	Charles Schwab Corp. (The)	588,168
4,914	Goldman Sachs Group, Inc.	940,392
20,435	Lehman Brothers Holdings, Inc. (1)	904,045
23,200	Morgan Stanley (1)	1,127,520
	Total Capital Markets	3,560,125
	Chemicals (5.7%)
15,365	Air Products & Chemicals, Inc. (1)	1,512,377
27,112	Ecolab, Inc. (1)	1,246,068
5,450	Praxair, Inc.	497,639
	Total Chemicals	3,256,084
	Commercial Banks (3.1%)
59,567	Wells Fargo & Co. (1)	1,772,118
	Commercial Services & Supplies (1.9%)
29,500	Waste Management, Inc.	1,064,950
	Communications Equipment (2.8%)
19,100	Corning, Inc.	510,161
37,000	Nokia Oyj (SP ADR)	1,112,590
	Total Communications Equipment	1,622,751
	Diversified Financial Services (5.5%)
30,787	Citigroup, Inc. (1)	777,988
48,908	JPMorgan Chase & Co.	2,330,466
	Total Diversified Financial Services	3,108,454
	Electric Utilities (1.7%)
11,080	Exelon Corp.	947,118
	Electrical Equipment (1.7%)
18,880	Emerson Electric Co.	986,669

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Energy Equipment & Services (12.8%)
13,350	Baker Hughes, Inc. (1)	$1,079,748
39,785	Halliburton Co. (1)	1,826,529
4,420	Noble Corp.	248,758
17,260	Schlumberger, Ltd.	1,735,493
8,262	Transocean, Inc. (1)(2)	1,218,314
14,800	Weatherford International, Ltd. (1)(2)	1,193,916
	Total Energy Equipment & Services	7,302,758
	Food & Staples Retailing (0.6%)
4,775	Costco Wholesale Corp.	340,219
	Food Products (1.3%)
32,200	ConAgra Foods, Inc.	758,632
	Health Care Providers & Services (4.6%)
24,600	Cardinal Health, Inc.	1,280,922
25,575	McKesson Corp. (1)	1,332,969
	Total Health Care Providers & Services	2,613,891
	Household Products (4.2%)
35,600	Procter & Gamble Co. (The)	2,386,980
	Insurance (2.6%)
7,375	Allstate Corp.	371,405
17,800	American International Group, Inc.	822,360
3,650	Hartford Financial Services Group	260,135
	Total Insurance	1,453,900
	Machinery (5.9%)
22,485	Danaher Corp. (1)	1,754,280
12,915	Flowserve Corp.	1,602,622
	Total Machinery	3,356,902
	Metals & Mining (2.3%)
9,100	Allegheny Technologies, Inc. (1)	626,353
6,000	Freeport-McMoRan Copper & Gold, Inc. (1)	682,500
	Total Metals & Mining	1,308,853
	Multiline Retail (2.0%)
23,430	Kohl's Corp. (1)(2)	1,144,556
	Oil, Gas & Consumable Fuels (8.1%)
5,000	Apache Corp.	673,400
30,571	Exxon Mobil Corp. (1)	2,845,243
8,770	Peabody Energy Corp. (1)	536,110
11,815	Valero Energy Corp. (1)	577,163
	Total Oil, Gas & Consumable Fuels	4,631,916

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Pharmaceuticals (2.3%)
19,900	Johnson & Johnson	$1,335,091
	Road & Rail (2.9%)
8,900	CSX Corp. (1)	560,255
18,650	Norfolk Southern Corp. (1)	1,111,167
	Total Road & Rail	1,671,422
	Semiconductors & Semiconductor Equipment (4.5%)
31,090	Microchip Technology, Inc. (1)	1,142,557
48,505	Texas Instruments, Inc. (1)	1,414,406
	Total Semiconductors & Semiconductor Equipment	2,556,963
	Specialty Retail (2.9%)
6,235	Best Buy Co., Inc. (1)	268,230
29,600	Lowe's Companies, Inc. (1)	745,624
20,500	TJX Companies, Inc. (The) (1)	660,510
	Total Specialty Retail	1,674,364
	Total Common Stock (Cost: $44,749,703) (99.6%)	56,854,986
	Short-Term Investments
	Money Market Investments (27.1%)
15,456,037	State Street Navigator Securities Lending Trust, 2.79% (3)	15,456,037
	Total Investments (Cost: $60,205,740) (126.7%)	72,311,023
	Liabilities in Excess of Other Assets (– 26.7%)	(15,222,687)
	Net Assets (100.0%)	$57,088,336

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Security partially or fully lent (Note 3).

  (2)  Non-income producing security.

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Equities Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	8.7%
Air Freight & Logistics	3.5
Biotechnology	1.8
Capital Markets	6.2
Chemicals	5.7
Commercial Banks	3.1
Commercial Services & Supplies	1.9
Communications Equipment	2.8
Diversified Financial Services	5.5
Electric Utilities	1.7
Electrical Equipment	1.7
Energy Equipment & Services	12.8
Food & Staples Retailing	0.6
Food Products	1.3
Health Care Providers & Services	4.6
Household Products	4.2
Insurance	2.6
Machinery	5.9
Metals & Mining	2.3
Multiline Retail	2.0
Oil, Gas & Consumable Fuels	8.1
Pharmaceuticals	2.3
Road & Rail	2.9
Semiconductors & Semiconductor Equipment	4.5
Specialty Retail	2.9
Short-Term Investments	27.1
Total	126.7%

See accompanying notes to financial statements.

US EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (10.2% of Net Assets)
25,800	Honeywell International, Inc. (1)	$1,532,520
17,600	Lockheed Martin Corp.	1,866,304
6,105	Northrop Grumman Corp.	449,145
6,060	Precision Castparts Corp.	712,413
	Total Aerospace & Defense	4,560,382
	Biotechnology (2.3%)
14,300	Genzyme Corp. (1)(2)	1,006,005
	Capital Markets (3.5%)
3,865	Goldman Sachs Group, Inc.	739,645
18,700	Lehman Brothers Holdings, Inc. (1)	827,288
	Total Capital Markets	1,566,933
	Chemicals (5.3%)
9,965	Air Products & Chemicals, Inc. (1)	980,855
30,475	Ecolab, Inc. (1)	1,400,631
	Total Chemicals	2,381,486
	Commercial Banks (3.1%)
46,825	Wells Fargo & Co. (1)	1,393,044
	Commercial Services & Supplies (2.2%)
27,400	Waste Management, Inc.	989,140
	Communications Equipment (2.6%)
37,800	Nokia Oyj (SP ADR)	1,136,646
	Diversified Financial Services (6.3%)
29,850	Citigroup, Inc. (1)	754,310
43,125	JPMorgan Chase & Co.	2,054,906
	Total Diversified Financial Services	2,809,216
	Electric Utilities (2.8%)
14,665	Exelon Corp.	1,253,564
	Electrical Equipment (1.9%)
15,825	Emerson Electric Co.	827,015
	Energy Equipment & Services (17.0%)
42,460	Halliburton Co. (1)	1,949,339
8,575	Noble Corp. (1)	482,601
20,235	Schlumberger, Ltd. (1)	2,034,629
9,553	Transocean, Inc. (1)(2)	1,408,685
20,800	Weatherford International, Ltd. (1)(2)	1,677,936
	Total Energy Equipment & Services	7,553,190

See accompanying notes to financial statements.

US EQUITIES

TCW Focused Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (5.9%)
26,300	Cardinal Health, Inc.	$1,369,441
24,090	McKesson Corp.	1,255,571
	Total Health Care Providers & Services	2,625,012
	Household Products (4.9%)
32,600	Procter & Gamble Co. (The)	2,185,830
	Insurance (1.4%)
13,850	American International Group, Inc.	639,870
	Machinery (7.3%)
16,650	Danaher Corp. (1)	1,299,033
15,795	Flowserve Corp. (1)	1,960,002
	Total Machinery	3,259,035
	Multiline Retail (2.7%)
24,705	Kohl's Corp. (1)(2)	1,206,839
	Oil, Gas & Consumable Fuels (6.8%)
10,000	Apache Corp. (1)	1,346,800
17,840	Exxon Mobil Corp. (1)	1,660,369
	Total Oil, Gas & Consumable Fuels	3,007,169
	Pharmaceuticals (3.6%)
23,800	Johnson & Johnson	1,596,742
	Road & Rail (2.9%)
21,585	Norfolk Southern Corp. (1)	1,286,034
	Semiconductors & Semiconductor Equipment (6.5%)
42,215	Microchip Technology, Inc. (1)	1,551,401
46,580	Texas Instruments, Inc. (1)	1,358,273
	Total Semiconductors & Semiconductor Equipment	2,909,674
	Total Common Stock (Cost: $37,988,030) (99.2%)	44,192,826
	Short-Term Investments
	Money Market Investments (19.3%)
8,590,561	State Street Navigator Securities Lending Trust, 2.79% (3)	8,590,561

See accompanying notes to financial statements.

US EQUITIES

TCW Focused Equities Fund

April 30, 2008

Principal Amount	Other Short-Term Investments (1.8%)	Value
$804,846	State Street Bank & Trust Depository Reserve, 1.1%	$804,846
	Total Short-Term Investments (Cost: $9,395,407) (21.1%)	9,395,407
	Total Investments (Cost: $47,383,437) (120.3%)	53,588,233
	Liabilities in Excess of Other Assets (– 20.3%)	(9,058,450)
	Net Assets (100.0%)	$44,529,783

Notes to the Schedule of Investments:

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Security partially or fully lent (Note 3).

  (2)  Non-income producing security.

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Focused Equities Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	10.2%
Biotechnology	2.3
Capital Markets	3.5
Chemicals	5.3
Commercial Banks	3.1
Commercial Services & Supplies	2.2
Communications Equipment	2.6
Diversified Financial Services	6.3
Electric Utilities	2.8
Electrical Equipment	1.9
Energy Equipment & Services	17.0
Health Care Providers & Services	5.9
Household Products	4.9
Insurance	1.4
Machinery	7.3
Multiline Retail	2.7
Oil, Gas & Consumable Fuels	6.8
Pharmaceuticals	3.6
Road & Rail	2.9
Semiconductors & Semiconductor Equipment	6.5
Short-Term Investments	21.1
Total	120.3%

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.7% of Net Assets)
150	Honeywell International, Inc.	$8,910
220	Raytheon Co.	14,074
160	Spirit AeroSystems Holdings, Inc. Class A (1)	4,667
	Total Aerospace & Defense	27,651
	Biotechnology (6.7%)
205	Arena Pharmaceuticals, Inc. (1)	1,146
265	Celgene Corp. (1)	16,467
125	Cephalon, Inc. (1)	7,801
105	Cougar Biotechnology, Inc. (1)	2,119
592	CV Therapeutics, Inc. (1)	5,417
255	Genentech, Inc. (1)	17,391
195	Gilead Sciences, Inc. (1)	10,093
190	Isis Pharmaceuticals, Inc. (1)	2,238
105	Savient Pharmaceuticals, Inc. (1)	2,293
90	Vertex Pharmaceuticals, Inc. (1)	2,297
	Total Biotechnology	67,262
	Capital Markets (2.5%)
80	Affiliated Managers Group, Inc. (1)	7,947
40	Goldman Sachs Group, Inc.	7,655
185	SEI Investments Co.	4,305
85	T. Rowe Price Group, Inc.	4,978
	Total Capital Markets	24,885
	Chemicals (5.0%)
245	Monsanto Co.	27,935
115	Mosaic Co. (The) (1)	14,088
90	Praxair, Inc.	8,218
	Total Chemicals	50,241
	Commercial Services & Supplies (1.1%)
100	Advisory Board Co. (The) (1)	4,662
95	Clean Harbors, Inc. (1)	6,267
	Total Commercial Services & Supplies	10,929
	Communications Equipment (8.3%)
735	Corning, Inc.	19,632
309	Infinera Corp. (1)	3,912
750	Qualcomm, Inc.	32,392
225	Research In Motion, Ltd. (1)	27,367
	Total Communications Equipment	83,303

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Computers & Peripherals (3.4%)
165	Apple, Inc. (1)	$28,702
725	Brocade Communications Systems, Inc. (1)	5,191
	Total Computers & Peripherals	33,893
	Construction & Engineering (1.5%)
95	Foster Wheeler, Ltd. (1)	6,051
330	Quanta Services, Inc. (1)	8,758
	Total Construction & Engineering	14,809
	Distributors (0.3%)
120	LKQ Corp. (1)	2,611
	Diversified Consumer Services (1.0%)
74	Capella Education Co. (1)	4,772
195	K12, Inc. (1)	4,969
	Total Diversified Consumer Services	9,741
	Diversified Financial Services (3.6%)
204	IntercontinentalExchange, Inc. (1)	31,651
160	MSCI, Inc. Class A (1)	4,963
	Total Diversified Financial Services	36,614
	Electrical Equipment (0.5%)
145	Energy Conversion Devices, Inc. (1)	4,726
	Electronic Equipment & Instruments (0.7%)
72	Itron, Inc. (1)	6,702
	Energy Equipment & Services (10.1%)
50	Core Laboratories N.V. (1)	6,264
230	FMC Technologies, Inc. (1)	15,456
225	Oceaneering International, Inc. (1)	15,025
90	Schlumberger, Ltd.	9,050
175	Transocean, Inc. (1)	25,805
365	Weatherford International, Ltd. (1)	29,445
	Total Energy Equipment & Services	101,045
	Food & Staples Retailing (1.4%)
345	CVS Caremark Corp.	13,928
	Health Care Equipment & Supplies (1.5%)
561	Dexcom, Inc. (1)	4,320
1,580	Thermage, Inc. (1)	5,040
385	Thoratec Corp. (1)	6,156
	Total Health Care Equipment & Supplies	15,516

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Health Care Providers & Services (5.7%)
375	Express Scripts, Inc. (1)	$26,258
165	HealthExtras, Inc. (1)	4,656
190	HMS Holdings Corp. (1)	4,896
330	Medco Health Solutions, Inc. (1)	16,348
145	Psychiatric Solutions, Inc. (1)	5,033
	Total Health Care Providers & Services	57,191
	Hotels, Restaurants & Leisure (4.7%)
80	Ctrip.com International, Ltd. (ADR)	4,965
340	Home Inns & Hotels Management, Inc. (ADR) (1)	7,619
195	International Game Technology	6,774
85	Las Vegas Sands Corp. (1)	6,479
146	P.F. Chang's China Bistro, Inc. (1)	4,530
405	Yum! Brands, Inc.	16,476
	Total Hotels, Restaurants & Leisure	46,843
	Household Products (0.9%)
135	Procter & Gamble Co. (The)	9,052
	Insurance (2.3%)
145	AFLAC, Inc.	9,667
101	eHealth, Inc. (1)	2,732
360	First Mercury Financial Corp. (1)	5,688
160	Willis Group Holdings, Ltd.	5,560
	Total Insurance	23,647
	Internet Software & Services (5.3%)
6	Baidu.com, Inc. (SP ADR) (1)	2,194
130	Bankrate, Inc. (1)	6,791
47	Google, Inc. Class A (1)	26,992
165	Mercadolibre, Inc. (1)	8,346
100	SINA Corp. (1)	4,620
150	Vocus, Inc. (1)	4,168
	Total Internet Software & Services	53,111
	IT Services (4.0%)
610	Cognizant Technology Solutions Corp. Class A (1)	19,672
55	Mastercard, Inc. Class A	15,299
65	Visa, Inc. Class A (1)	5,424
	Total IT Services	40,395
	Leisure Equipment & Products (0.5%)
635	Leapfrog Enterprises, Inc. (1)	5,277

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Life Sciences Tools & Services (1.5%)
100	Invitrogen Corp. (1)	$9,357
296	WuXi PharmaTech (Cayman), Inc. (ADR) (1)	5,458
	Total Life Sciences Tools & Services	14,815
	Machinery (4.0%)
75	Chart Industries, Inc. (1)	3,048
10	Danaher Corp.	780
295	Flowserve Corp.	36,607
	Total Machinery	40,435
	Media (0.3%)
1,285	Sirius Satellite Radio, Inc. (1)	3,302
	Metals & Mining (0.4%)
55	Allegheny Technologies, Inc.	3,786
	Oil, Gas & Consumable Fuels (3.6%)
70	Arena Resources, Inc. (1)	3,143
110	Peabody Energy Corp.	6,724
105	Quicksilver Resources, Inc. (1)	4,357
80	Swift Energy Co. (1)	4,171
35	Ultra Petroleum Corp. (1)	2,907
210	Valero Energy Corp.	10,259
60	Whiting Petroleum Corp. (1)	4,591
	Total Oil, Gas & Consumable Fuels	36,152
	Pharmaceuticals (0.5%)
355	Mylan, Inc.	4,675
	Real Estate Management & Development (0.8%)
460	E-House China Holdings, Ltd. (ADR) (1)	7,691
	Semiconductors & Semiconductor Equipment (2.3%)
80	Hittite Microwave Corp. (1)	3,176
665	Marvell Technology Group, Ltd. (1)	8,612
1,435	PMC-Sierra, Inc. (1)	11,150
	Total Semiconductors & Semiconductor Equipment	22,938
	Software (1.9%)
185	ANSYS, Inc. (1)	7,443
160	Take-Two Interactive Software, Inc. (1)	4,198
90	Ultimate Software Group, Inc. (1)	2,951
75	VMware, Inc. Class A (1)	4,998
	Total Software	19,590

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Specialty Retail (2.5%)
150	Abercrombie & Fitch Co. Class A	$11,146
245	Guess?, Inc.	9,379
190	PetSmart, Inc.	4,252
	Total Specialty Retail	24,777
	Textiles, Apparel & Luxury Goods (0.9%)
145	Polo Ralph Lauren Corp. Class A	9,006
	Wireless Telecommunication Services (4.7%)
640	American Tower Corp. Class A (1)	27,789
315	Clearwire Corp. Class A (1)	4,769
330	NII Holdings, Inc. Class B (1)	15,094
	Total Wireless Telecommunication Services	47,652
	Total Common Stock (Cost: $945,471) (97.1%)	974,191
Principal Amount	Short-Term Investments
$40,707	State Street Bank & Trust Depository Reserve, 1.1%	40,707
	Total Short-Term Investments (Cost: $40,707) (4.0%)	40,707
	Total Investments (Cost: $986,178) (101.1%)	1,014,898
	Liabilities in Excess of Other Assets (– 1.1%)	(11,303)
	Net Assets (100.0%)	$1,003,595

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.7%
Biotechnology	6.7
Capital Markets	2.5
Chemicals	5.0
Commercial Services & Supplies	1.1
Communications Equipment	8.3
Computers & Peripherals	3.4
Construction & Engineering	1.5
Distributors	0.3
Diversified Consumer Services	1.0
Diversified Financial Services	3.6
Electrical Equipment	0.5
Electronic Equipment & Instruments	0.7
Energy Equipment & Services	10.1
Food & Staples Retailing	1.4
Health Care Equipment & Supplies	1.5
Health Care Providers & Services	5.7
Hotels, Restaurants & Leisure	4.7
Household Products	0.9
IT Services	4.0
Insurance	2.3
Internet Software & Services	5.3
Leisure Equipment & Products	0.5
Life Sciences Tools & Services	1.5
Machinery	4.0
Media	0.3
Metals & Mining	0.4
Oil, Gas & Consumable Fuels	3.6
Pharmaceuticals	0.5
Real Estate Management & Development	0.8
Semiconductors & Semiconductor Equipment	2.3
Software	1.9
Specialty Retail	2.5
Textiles, Apparel & Luxury Goods	0.9
Wireless Telecommunication Services	4.7
Short-Term Investments	4.0
Total	101.1%

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.1% of Net Assets)
17,800	Spirit AeroSystems Holdings, Inc. Class A (1)	$519,226
	Biotechnology (3.5%)
20,000	CV Therapeutics, Inc. (1)(2)	183,000
10,800	Genzyme Corp. (1)	759,780
26,400	Isis Pharmaceuticals, Inc. (1)(2)	310,992
14,900	Vertex Pharmaceuticals, Inc. (1)(2)	380,248
	Total Biotechnology	1,634,020
	Capital Markets (3.7%)
7,300	Affiliated Managers Group, Inc. (1)(2)	725,182
24,400	GFI Group, Inc. (2)	286,700
30,900	SEI Investments Co.	719,043
	Total Capital Markets	1,730,925
	Commercial Services & Supplies (7.3%)
13,100	Advisory Board Co. (The) (1)(2)	610,722
17,600	Clean Harbors, Inc. (1)(2)	1,161,072
18,150	Corporate Executive Board Co. (2)	790,796
42,300	Resources Connection, Inc. (2)	854,883
	Total Commercial Services & Supplies	3,417,473
	Communications Equipment (4.3%)
51,294	Infinera Corp. (1)(2)	649,382
11,300	Research In Motion, Ltd. (1)	1,374,419
	Total Communications Equipment	2,023,801
	Construction & Engineering (3.8%)
14,144	Foster Wheeler, Ltd. (1)(2)	900,831
33,800	Quanta Services, Inc. (1)(2)	897,052
	Total Construction & Engineering	1,797,883
	Diversified Consumer Services (3.0%)
4,300	K12, Inc. (1)(2)	109,564
6,900	Strayer Education, Inc. (2)	1,281,261
	Total Diversified Consumer Services	1,390,825
	Diversified Financial Services (4.1%)
6,600	IntercontinentalExchange, Inc. (1)(2)	1,023,990
28,477	MSCI, Inc. Class A (1)(2)	883,357
	Total Diversified Financial Services	1,907,347
	Energy Equipment & Services (16.3%)
20,021	Compagnie Generale de Geophysique - Veritas (CGG-Veritas) (SP ADR) (1)	1,005,254
7,900	Core Laboratories N.V. (1)(2)	989,712
28,100	FMC Technologies, Inc. (1)(2)	1,888,320
11,000	National Oilwell Varco, Inc. (1)	752,950

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Energy Equipment & Services (Continued)
16,800	Oceaneering International, Inc. (1)	$1,121,904
24,400	Smith International, Inc. (2)	1,866,844
	Total Energy Equipment & Services	7,624,984
	Health Care Equipment & Supplies (2.9%)
3,000	Intuitive Surgical, Inc. (1)	867,780
29,500	Thoratec Corp. (1)(2)	471,705
	Total Health Care Equipment & Supplies	1,339,485
	Health Care Providers & Services (1.0%)
14,100	Psychiatric Solutions, Inc. (1)(2)	489,411
	Health Care Technology (1.0%)
10,600	Cerner Corp. (1)(2)	490,462
	Hotels, Restaurants & Leisure (7.3%)
5,800	Chipotle Mexican Grill, Inc. Class B (1)(2)	492,826
20,500	Ctrip.com International, Ltd. (ADR) (2)	1,272,230
25,800	Home Inns & Hotels Management, Inc. (ADR) (1)(2)	578,178
22,800	P.F. Chang's China Bistro, Inc. (1)(2)	707,484
3,400	Wynn Resorts, Ltd. (2)	358,156
	Total Hotels, Restaurants & Leisure	3,408,874
	Insurance (1.8%)
31,000	eHealth, Inc. (1)(2)	838,550
	Internet Software & Services (8.2%)
31,300	Akamai Technologies, Inc. (1)(2)	1,119,601
2,400	Baidu.com, Inc. (SP ADR) (1)	877,440
18,200	Bankrate, Inc. (1)(2)	950,768
17,429	Mercadolibre, Inc. (1)(2)	881,559
	Total Internet Software & Services	3,829,368
	IT Services (3.7%)
9,100	Alliance Data Systems Corp. (1)	522,431
37,300	Cognizant Technology Solutions Corp. Class A (1)	1,202,925
	Total IT Services	1,725,356
	Life Sciences Tools & Services (1.6%)
40,416	WuXi PharmaTech (Cayman), Inc. (ADR) (1)(2)	745,271
	Machinery (4.0%)
8,100	Cummins, Inc.	507,465
11,100	Flowserve Corp.	1,377,399
	Total Machinery	1,884,864
	Metals & Mining (1.2%)
8,100	Allegheny Technologies, Inc. (2)	557,523

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Personal Products (1.5%)
31,000	Bare Escentuals, Inc. (1)(2)	$707,110
	Pharmaceuticals (1.6%)
55,400	Mylan, Inc. (2)	729,618
	Semiconductors & Semiconductor Equipment (1.6%)
9,889	Cavium Networks, Inc. (1)(2)	203,219
13,365	Hittite Microwave Corp. (1)	530,590
	Total Semiconductors & Semiconductor Equipment	733,809
	Software (7.3%)
24,727	ANSYS, Inc. (1)(2)	994,767
17,950	Salesforce.com, Inc. (1)(2)	1,197,804
18,196	VMware, Inc. Class A (1)(2)	1,212,581
	Total Software	3,405,152
	Specialty Retail (1.9%)
16,700	Dick's Sporting Goods, Inc. (1)(2)	477,620
18,800	PetSmart, Inc. (2)	420,744
	Total Specialty Retail	898,364
	Wireless Telecommunication Services (1.8%)
55,600	Clearwire Corp. Class A (1)(2)	841,784
	Total Common Stock (Cost: $35,372,841) (95.5%)	44,671,485
	Short-Term Investments
	Money Market Investments (23.4%)
10,949,926	State Street Navigator Securities Lending Trust, 2.79% (3)	10,949,926
Principal Amount	Other Short-Term Investments (3.3%)
$1,562,019	State Street Bank & Trust Depository Reserve, 1.1%	1,562,019
	Total Short-Term Investments (Cost: $12,511,945) (26.7%)	12,511,945
	Total Investments (Cost: $47,884,786) (122.2%)	57,183,430
	Liabilities in Excess of Other Assets (– 22.2%)	(10,393,944)
	Net Assets (100.0%)	$46,789,486

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

SP ADR  -  Sponsored American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks that are issued with the cooperation of the company whose stock underlie the ADR and entitles the shareholder to all dividends, capital gains and voting rights.

  (1)  Non-income producing security.

  (2)  Security partially or fully lent (Note 3).

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Growth Equities Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.1%
Biotechnology	3.5
Capital Markets	3.7
Commercial Services & Supplies	7.3
Communications Equipment	4.3
Construction & Engineering	3.8
Diversified Consumer Services	3.0
Diversified Financial Services	4.1
Energy Equipment & Services	16.3
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	1.0
Health Care Technology	1.0
Hotels, Restaurants & Leisure	7.3
IT Services	3.7
Insurance	1.8
Internet Software & Services	8.2
Life Sciences Tools & Services	1.6
Machinery	4.0
Metals & Mining	1.2
Personal Products	1.5
Pharmaceuticals	1.6
Semiconductors & Semiconductor Equipment	1.6
Software	7.3
Specialty Retail	1.9
Wireless Telecommunication Services	1.8
Short-Term Investments	26.7
Total	122.2%

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.6% of Net Assets)
2,650	General Dynamics Corp.	$239,613
5,600	Raytheon Co.	358,232
	Total Aerospace & Defense	597,845
	Biotechnology (4.5%)
11,250	Celgene Corp. (1)	699,075
4,950	Genentech, Inc. (1)	337,590
	Total Biotechnology	1,036,665
	Capital Markets (1.9%)
7,400	T. Rowe Price Group, Inc.	433,344
	Chemicals (8.5%)
10,200	Monsanto Co.	1,163,004
4,000	Mosaic Co. (The) (1)	490,040
1,700	Potash Corp. of Saskatchewan, Inc.	312,715
	Total Chemicals	1,965,759
	Commercial Services & Supplies (1.3%)
11,600	Corrections Corp. of America (1)	295,800
	Communications Equipment (8.0%)
17,000	Corning, Inc.	454,070
20,950	Qualcomm, Inc.	904,830
4,050	Research In Motion, Ltd. (1)	492,602
	Total Communications Equipment	1,851,502
	Computers & Peripherals (4.8%)
6,375	Apple, Inc. (1)	1,108,931
	Construction & Engineering (0.9%)
3,300	Foster Wheeler, Ltd. (1)	210,177
	Diversified Financial Services (4.5%)
600	CME Group, Inc.	274,470
4,850	IntercontinentalExchange, Inc. (1)	752,478
	Total Diversified Financial Services	1,026,948
	Energy Equipment & Services (12.3%)
14,600	FMC Technologies, Inc. (1)	981,120
4,750	Oceaneering International, Inc. (1)	317,205
4,423	Transocean, Inc. (1)	652,216
11,050	Weatherford International, Ltd. (1)	891,403
	Total Energy Equipment & Services	2,841,944
	Food & Staples Retailing (2.7%)
15,625	CVS Caremark Corp.	630,781
	Health Care Equipment & Supplies (1.6%)
8,250	St. Jude Medical, Inc. (1)	361,185

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (6.9%)
14,850	Express Scripts, Inc. (1)	$1,039,797
11,250	Medco Health Solutions, Inc. (1)	557,325
	Total Health Care Providers & Services	1,597,122
	Hotels, Restaurants & Leisure (2.8%)
7,400	International Game Technology	257,076
9,250	Yum! Brands, Inc.	376,290
	Total Hotels, Restaurants & Leisure	633,366
	Household Products (1.9%)
6,400	Procter & Gamble Co. (The)	429,120
	Internet Software & Services (5.4%)
2,150	Google, Inc. Class A (1)	1,234,723
	IT Services (7.2%)
18,300	Cognizant Technology Solutions Corp. Class A (1)	590,175
2,900	Mastercard, Inc. Class A	806,664
3,250	Visa, Inc. Class A (1)	271,212
	Total IT Services	1,668,051
	Machinery (6.5%)
3,235	Danaher Corp.	252,395
6,150	Flowserve Corp.	763,153
7,450	ITT Corp.	476,800
	Total Machinery	1,492,348
	Oil, Gas & Consumable Fuels (2.5%)
3,750	Peabody Energy Corp.	229,238
7,250	Valero Energy Corp.	354,162
	Total Oil, Gas & Consumable Fuels	583,400
	Software (2.4%)
26,550	Oracle Corp. (1)	553,568
	Specialty Retail (2.6%)
5,160	Abercrombie & Fitch Co. Class A	383,440
5,450	Guess?, Inc.	208,626
	Total Specialty Retail	592,066
	Textiles, Apparel & Luxury Goods (1.3%)
4,900	Polo Ralph Lauren Corp. Class A	304,339
	Wireless Telecommunication Services (5.9%)
15,000	American Tower Corp. Class A (1)	651,300
15,450	NII Holdings, Inc. Class B (1)	706,683
	Total Wireless Telecommunication Services	1,357,983
	Total Common Stock (Cost: $19,758,487) (99.0%)	22,806,967

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

April 30, 2008

Principal Amount	Short-Term Investments	Value
$1,428,849	State Street Bank & Trust Depository Reserve, 1.1%	$1,428,849
	Total Short-Term Investments (Cost: $1,428,849) (6.2%)	1,428,849
	Total Investments (Cost: $21,187,336) (105.2%)	24,235,816
	Liabilities in Excess of Other Assets (– 5.2%)	(1,189,080)
	Net Assets (100.0%)	$23,046,736

Notes to the Schedule of Investments:

(1)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Large Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.6%
Biotechnology	4.5
Capital Markets	1.9
Chemicals	8.5
Commercial Services & Supplies	1.3
Communications Equipment	8.0
Computers & Peripherals	4.8
Construction & Engineering	0.9
Diversified Financial Services	4.5
Energy Equipment & Services	12.3
Food & Staples Retailing	2.7
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	6.9
Hotels, Restaurants & Leisure	2.8
Household Products	1.9
IT Services	7.2
Internet Software & Services	5.4
Machinery	6.5
Oil, Gas & Consumable Fuels	2.5
Software	2.4
Specialty Retail	2.6
Textiles, Apparel & Luxury Goods	1.3
Wireless Telecommunication Services	5.9
Short-Term Investments	6.2
Total	105.2%

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Airlines (0.4% of Net Assets)
19,700	Continental Airlines, Inc. Class B (1)(2)	$354,206
	Auto Components (1.3%)
29,900	ArvinMeritor, Inc. (2)	446,706
15,600	Stoneridge, Inc. (1)(2)	227,292
23,300	Tenneco, Inc. (1)(2)	596,014
	Total Auto Components	1,270,012
	Automobiles (0.5%)
141,100	Fleetwood Enterprises, Inc. (1)(2)	486,795
	Biotechnology (3.3%)
223,100	Arena Pharmaceuticals, Inc. (1)(2)	1,247,129
162,300	Exact Sciences Corp. (1)(2)	392,766
131,100	Human Genome Sciences, Inc. (1)(2)	858,705
24,300	Millennium Pharmaceuticals, Inc. (1)	604,341
	Total Biotechnology	3,102,941
	Capital Markets (3.5%)
44,855	Apollo Investment Corp. (2)	725,754
18,600	Cohen & Steers, Inc. (2)	519,312
27,300	Lazard, Ltd., Class A (2)	1,068,522
26,400	Piper Jaffray Companies, Inc. (1)(2)	983,664
	Total Capital Markets	3,297,252
	Chemicals (3.0%)
150,900	Chemtura Corp.	1,044,228
19,200	H. B. Fuller Co. (2)	443,136
109,150	PolyOne Corp. (1)	805,527
55,700	Spartech Corp. (2)	497,958
	Total Chemicals	2,790,849
	Commercial Banks (1.1%)
44,900	National City Corp. (2)	282,870
45,700	TCF Financial Corp. (2)	795,180
	Total Commercial Banks	1,078,050
	Commercial Services & Supplies (2.9%)
63,000	Allied Waste Industries, Inc. (1)(2)	778,680
106,300	On Assignment, Inc. (1)(2)	747,289
59,800	Tetra Tech, Inc. (1)(2)	1,263,574
	Total Commercial Services & Supplies	2,789,543
	Computers & Peripherals (2.6%)
150,146	Cray, Inc. (1)(2)	935,410
305,400	Dot Hill Systems Corp. (1)(2)	769,608
47,700	Intevac, Inc. (1)(2)	633,456
13,500	STEC, Inc. (1)(2)	123,930
	Total Computers & Peripherals	2,462,404

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Construction & Engineering (0.9%)
17,300	Shaw Group, Inc. (1)	$854,966
	Containers & Packaging (0.8%)
136,500	Smurfit-Stone Container Corp. (1)(2)	741,195
	Distributors (0.4%)
85,100	Building Materials Holding Corp. (2)	396,566
	Diversified Consumer Services (0.5%)
20,400	H&R Block, Inc. (2)	446,148
	Diversified Telecommunication Services (2.0%)
379,700	Cincinnati Bell, Inc. (1)(2)	1,761,808
18,100	FairPoint Communications, Inc. (2)	166,701
	Total Diversified Telecommunication Services	1,928,509
	Electrical Equipment (4.4%)
257,300	FuelCell Energy, Inc. (1)(2)	2,271,959
96,400	GrafTech International, Ltd. (1)(2)	1,894,260
	Total Electrical Equipment	4,166,219
	Electronic Equipment & Instruments (2.3%)
120,100	American Technology Corp. (1)(2)	261,818
36,900	Echelon Corp. (1)(2)	415,494
140,731	Flextronics International, Ltd. (1)	1,462,195
	Total Electronic Equipment & Instruments	2,139,507
	Energy Equipment & Services (2.6%)
34,500	Hercules Offshore, Inc. (1)(2)	909,420
59,600	Key Energy Services, Inc. (1)(2)	816,520
130,600	Newpark Resources, Inc. (1)(2)	716,994
	Total Energy Equipment & Services	2,442,934
	Food & Staples Retailing (0.5%)
156,900	Rite Aid Corp. (1)(2)	423,630
	Food Products (2.5%)
76,900	Hain Celestial Group, Inc. (The) (1)(2)	1,897,892
82,600	Tasty Baking Co. (2)	460,908
	Total Food Products	2,358,800
	Health Care Equipment & Supplies (4.3%)
25,100	Invacare Corp. (2)	452,804
72,100	Synovis Life Technologies, Inc. (1)	1,215,606
147,700	Thoratec Corp. (1)(2)	2,361,723
	Total Health Care Equipment & Supplies	4,030,133
	Health Care Providers & Services (3.2%)
55,900	Healthspring, Inc. (1)(2)	941,356
64,200	Kindred Healthcare, Inc. (1)	1,523,466

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Health Care Providers & Services (Continued)
33,690	PharMerica Corp. (1)(2)	$573,741
	Total Health Care Providers & Services	3,038,563
	Health Care Technology (2.2%)
100,100	Eclipsys Corp. (1)(2)	2,079,077
	Hotels, Restaurants & Leisure (3.0%)
79,450	California Pizza Kitchen, Inc. (1)(2)	1,238,625
49,200	Isle of Capri Casinos, Inc. (1)(2)	331,608
107,700	Luby's, Inc. (1)(2)	808,827
232,500	Six Flags, Inc. (1)(2)	418,500
	Total Hotels, Restaurants & Leisure	2,797,560
	Independent Power Producers & Energy Traders (2.1%)
234,700	Dynegy, Inc. Class A (1)(2)	2,023,114
	Insurance (5.1%)
67,200	AmCOMP, Inc. (1)(2)	827,904
14,300	American Financial Group, Inc. (2)	392,106
86,166	Donegal Group, Inc. Class A (2)	1,463,961
108,247	Hilltop Holdings, Inc. (1)(2)	1,143,088
29,100	MBIA, Inc. (2)	302,640
53,800	Phoenix Companies, Inc. (The) (2)	699,400
	Total Insurance	4,829,099
	IT Services (0.8%)
264,700	BearingPoint, Inc. (1)(2)	489,695
74,100	Unisys Corp. (1)	308,256
	Total IT Services	797,951
	Life Sciences Tools & Services (2.1%)
174,400	Albany Molecular Research, Inc. (1)(2)	2,026,528
	Machinery (6.5%)
35,600	AGCO Corp. (1)(2)	2,140,628
101,900	Federal Signal Corp. (2)	1,414,372
7,110	Lindsay Manufacturing Co. (2)	740,293
43,600	Wabtec Corp. (2)	1,869,568
	Total Machinery	6,164,861
	Marine (1.0%)
17,000	Kirby Corp. (1)(2)	932,280
	Media (1.7%)
62,000	4Kids Entertainment, Inc. (1)(2)	548,700
40,800	Interpublic Group of Cos., Inc. (The) (1)(2)	369,240
160,435	Mediacom Communications Corp. Class A (1)(2)	688,266
	Total Media	1,606,206

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Multi-Utilities (1.7%)
53,200	Avista Corp. (2)	$1,092,196
22,200	NorthWestern Corp. (2)	551,004
	Total Multi-Utilities	1,643,200
	Multiline Retail (0.7%)
53,500	Saks, Inc. (1)(2)	696,035
	Oil, Gas & Consumable Fuels (0.2%)
1,900	Whiting Petroleum Corp. (1)(2)	145,388
	Paper & Forest Products (2.3%)
24,534	AbitibiBowater, Inc. (2)	242,151
49,300	Buckeye Technologies, Inc. (1)(2)	425,459
102,400	Glatfelter Co. (2)	1,494,016
	Total Paper & Forest Products	2,161,626
	Pharmaceuticals (1.5%)
24,500	Alpharma, Inc. Class A (1)(2)	602,945
88,300	Viropharma, Inc. (1)(2)	808,828
	Total Pharmaceuticals	1,411,773
	Real Estate Investment Trusts (REITs) (1.3%)
62,200	Medical Properties Trust, Inc. (2)	755,730
14,700	Redwood Trust, Inc. (2)	489,363
	Total Real Estate Investment Trusts (REITs)	1,245,093
	Road & Rail (1.8%)
26,800	Con-way, Inc. (2)	1,239,500
39,200	USA Truck, Inc. (1)	478,240
	Total Road & Rail	1,717,740
	Semiconductors & Semiconductor Equipment (7.6%)
105,124	Brooks Automation, Inc. (1)(2)	1,089,084
68,200	Fairchild Semiconductor International, Inc. (1)(2)	889,328
280,900	Lattice Semiconductor Corp. (1)(2)	952,251
318,600	Mattson Technology, Inc. (1)(2)	1,545,210
161,740	Nanometrics, Inc. (1)(2)	1,143,502
29,500	Novellus Systems, Inc. (1)	644,870
85,500	Photronics, Inc. (1)(2)	906,300
	Total Semiconductors & Semiconductor Equipment	7,170,545
	Software (2.6%)
233,500	Novell, Inc. (1)(2)	1,466,380
46,700	THQ, Inc. (1)(2)	993,776
	Total Software	2,460,156

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Specialty Retail (3.2%)
348,800	Blockbuster, Inc. Class A (1)(2)	$1,018,496
130,700	Cost Plus, Inc. (1)(2)	360,732
187,000	Pier 1 Imports, Inc. (1)(2)	1,458,600
28,600	Talbots, Inc. (The) (2)	229,658
	Total Specialty Retail	3,067,486
	Textiles, Apparel & Luxury Goods (1.1%)
23,400	Warnaco Group, Inc. (1)(2)	1,079,676
	Thrifts & Mortgage Finance (1.7%)
147,000	Bank Mutual Corp. (2)	1,644,930
	Total Common Stock (Cost: $89,711,909) (93.2%)	88,299,546
	Short-Term Investments
	Money Market Investments (27.0%)
25,609,969	State Street Navigator Securities Lending Trust, 2.79% (3)	25,609,969
Principal Amount	Other Short-Term Investments (6.8%)
$6,418,091	State Street Bank & Trust Depository Reserve, 1.1%	6,418,091
	Total Short-Term Investments (Cost: $32,028,060) (33.8%)	32,028,060
	Total Investments (Cost: $121,739,969) (127.0%)	120,327,606
	Liabilities in Excess of Other Assets (– 27.0%)	(25,583,524)
	Net Assets (100.0%)	$94,744,082

Notes to the Schedule of Investments:

(1)  Non-income producing security.

(2)  Security partially or fully lent (Note 3).

(3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Relative Value Small Cap Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Airlines	0.4%
Auto Components	1.3
Automobiles	0.5
Biotechnology	3.3
Capital Markets	3.5
Chemicals	3.0
Commercial Banks	1.1
Commercial Services & Supplies	2.9
Computers & Peripherals	2.6
Construction & Engineering	0.9
Containers & Packaging	0.8
Distributors	0.4
Diversified Consumer Services	0.5
Diversified Telecommunication Services	2.0
Electrical Equipment	4.4
Electronic Equipment & Instruments	2.3
Energy Equipment & Services	2.6
Food & Staples Retailing	0.5
Food Products	2.5
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	3.2
Health Care Technology	2.2
Hotels, Restaurants & Leisure	3.0
IT Services	0.8
Independent Power Producers & Energy Traders	2.1
Insurance	5.1
Life Sciences Tools & Services	2.1
Machinery	6.5
Marine	1.0
Media	1.7
Multi-Utilities	1.7
Multiline Retail	0.7
Oil, Gas & Consumable Fuels	0.2
Paper & Forest Products	2.3
Pharmaceuticals	1.5
Real Estate Investment Trusts (REITs)	1.3
Road & Rail	1.8
Semiconductors & Semiconductor Equipment	7.6
Software	2.6
Specialty Retail	3.2
Textiles, Apparel & Luxury Goods	1.1
Thrifts & Mortgage Finance	1.7
Short-Term Investments	33.8
Total	127.0%

See accompanying notes to financial statements.

US EQUITIES

TCW Select Equities Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Air Freight & Logistics (6.1% of Net Assets)
1,094,859	C.H. Robinson Worldwide, Inc.	$68,625,762
846,266	Expeditors International of Washington, Inc. (1)	39,427,533
	Total Air Freight & Logistics	108,053,295
	Biotechnology (13.1%)
575,600	Cephalon, Inc. (1)(2)	35,923,196
790,971	Genentech, Inc. (2)	53,944,222
1,136,840	Genzyme Corp. (2)	79,976,694
1,179,600	Gilead Sciences, Inc. (2)	61,056,096
	Total Biotechnology	230,900,208
	Communications Equipment (8.5%)
2,416,196	Qualcomm, Inc.	104,355,505
376,100	Research In Motion, Ltd. (2)	45,745,043
	Total Communications Equipment	150,100,548
	Computers & Peripherals (3.7%)
267,800	Apple, Inc. (2)	46,583,810
783,245	NetApp, Inc. (2)	18,954,529
	Total Computers & Peripherals	65,538,339
	Diversified Financial Services (4.6%)
521,400	IntercontinentalExchange, Inc. (2)	80,895,210
	Energy Equipment & Services (6.7%)
2,900	Oceaneering International, Inc. (2)	193,662
1,172,486	Schlumberger, Ltd.	117,893,467
	Total Energy Equipment & Services	118,087,129
	Health Care Equipment & Supplies (2.7%)
1,002,985	Varian Medical Systems, Inc. (2)	47,019,937
	Health Care Technology (2.6%)
967,045	Cerner Corp. (1)(2)	44,745,172
	Hotels, Restaurants & Leisure (5.3%)
503,706	Las Vegas Sands Corp. (1)(2)	38,392,471
1,361,500	Yum! Brands, Inc.	55,385,820
	Total Hotels, Restaurants & Leisure	93,778,291
	Household Products (2.5%)
651,600	Procter & Gamble Co. (The)	43,689,780
	Industrial Conglomerates (3.5%)
1,872,975	General Electric Co.	61,246,283
	Insurance (5.1%)
541	Berkshire Hathaway, Inc. Class A (2)	72,412,850
981,798	Progressive Corp. (The)	17,858,906
	Total Insurance	90,271,756

See accompanying notes to financial statements.

US EQUITIES

TCW Select Equities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Internet & Catalog Retail (6.0%)
1,343,145	Amazon.com, Inc. (1)(2)	$105,611,491
	Internet Software & Services (12.3%)
623,115	Akamai Technologies, Inc. (1)(2)	22,288,824
1,087,528	eBay, Inc. (2)	34,028,751
191,655	Google, Inc. Class A (2)	110,065,550
1,361,283	VeriSign, Inc. (1)(2)	49,074,252
	Total Internet Software & Services	215,457,377
	IT Services (3.7%)
777,900	Visa, Inc. Class A (2)	64,915,755
	Metals & Mining (1.5%)
379,000	Allegheny Technologies, Inc.	26,086,570
	Software (5.4%)
1,427,462	Salesforce.com, Inc. (1)(2)	95,254,539
	Total Common Stock (Cost: $1,202,645,273) (93.3%)	1,641,651,680
	Short-Term Investments
	Money Market Investments (8.4%)
148,369,139	State Street Navigator Securities Lending Trust, 2.79% (3)	148,369,139
Principal Amount	Other Short-Term Investments (5.5%)
$96,860,610	State Street Bank & Trust Depository Reserve, 1.1%	96,860,610
	Total Short-Term Investments (Cost: $245,229,749) (13.9%)	245,229,749
	Total Investments (Cost: $1,447,875,022) (107.2%)	1,886,881,429
	Liabilities in Excess of Other Assets (– 7.2%)	(126,821,233)
	Net Assets (100.0%)	$1,760,060,196

Notes to the Schedule of Investments:

(1)  Security partially or fully lent (Note 3).

(2)  Non-income producing security.

(3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Select Equities Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Air Freight & Logistics	6.1%
Biotechnology	13.1
Communications Equipment	8.5
Computers & Peripherals	3.7
Diversified Financial Services	4.6
Energy Equipment & Services	6.7
Health Care Equipment & Supplies	2.7
Health Care Technology	2.6
Hotels, Restaurants & Leisure	5.3
Household Products	2.5
IT Services	3.7
Industrial Conglomerates	3.5
Insurance	5.1
Internet & Catalog Retail	6.0
Internet Software & Services	12.3
Metals & Mining	1.5
Software	5.4
Short-Term Investments	13.9
Total	107.2%

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited)

Number of Shares	Common Stock	Value
	Aerospace & Defense (1.6% of Net Assets)
58,200	Spirit AeroSystems Holdings, Inc. Class A (1)	$1,697,694
	Biotechnology (6.3%)
74,300	Arena Pharmaceuticals, Inc. (1)(2)	415,337
36,783	Cougar Biotechnology, Inc. (1)(2)	742,281
211,110	CV Therapeutics, Inc. (1)(2)	1,931,657
40,200	InterMune, Inc. (1)(2)	637,170
70,000	Isis Pharmaceuticals, Inc. (1)(2)	824,600
43,500	Orexigen Therapeutics, Inc. (1)(2)	461,970
36,800	Savient Pharmaceuticals, Inc. (1)(2)	803,712
34,900	Vertex Pharmaceuticals, Inc. (1)(2)	890,648
	Total Biotechnology	6,707,375
	Capital Markets (1.4%)
65,500	SEI Investments Co.	1,524,185
	Commercial Services & Supplies (5.8%)
34,100	Advisory Board Co. (The) (1)(2)	1,589,742
29,411	Clean Harbors, Inc. (1)(2)	1,940,244
129,760	Resources Connection, Inc. (2)	2,622,449
	Total Commercial Services & Supplies	6,152,435
	Communications Equipment (1.3%)
113,247	Infinera Corp. (1)(2)	1,433,707
	Computers & Peripherals (1.7%)
256,000	Brocade Communications Systems, Inc. (1)(2)	1,832,960
	Construction & Engineering (4.2%)
43,300	Northwest Pipe Co. (1)(2)	1,841,116
98,700	Quanta Services, Inc. (1)(2)	2,619,498
	Total Construction & Engineering	4,460,614
	Distributors (0.9%)
42,700	LKQ Corp. (1)(2)	929,152
	Diversified Consumer Services (1.7%)
69,682	K12, Inc. (1)(2)	1,775,497
	Diversified Financial Services (1.9%)
63,437	MSCI, Inc. Class A (1)(2)	1,967,816
	Electrical Equipment (1.6%)
53,236	Energy Conversion Devices, Inc. (1)(2)	1,734,961
	Energy Equipment & Services (5.3%)
17,900	Core Laboratories N.V. (1)(2)	2,242,512
16,500	FMC Technologies, Inc. (1)(2)	1,108,800
34,400	Oceaneering International, Inc. (1)(2)	2,297,232
	Total Energy Equipment & Services	5,648,544

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

April 30, 2008

Number of Shares	Common Stock	Value

	Health Care Equipment & Supplies (6.0%)
203,353	Dexcom, Inc. (1)(2)	$1,565,818
119,462	MAKO Surgical Corp. (1)	1,010,648
103,300	RTI Biologics, Inc. (1)	1,047,462
191,204	Thermage, Inc. (1)	609,941
137,800	Thoratec Corp. (1)(2)	2,203,422
	Total Health Care Equipment & Supplies	6,437,291
	Health Care Providers & Services (4.8%)
58,200	HealthExtras, Inc. (1)(2)	1,642,404
66,900	HMS Holdings Corp. (1)(2)	1,724,013
51,000	Psychiatric Solutions, Inc. (1)(2)	1,770,210
	Total Health Care Providers & Services	5,136,627
	Hotels, Restaurants & Leisure (6.7%)
32,200	Ctrip.com International, Ltd. (ADR) (2)	1,998,332
121,479	Home Inns & Hotels Management, Inc. (ADR) (1)(2)	2,722,344
325,600	Jamba, Inc. (1)(2)	817,256
51,925	P.F. Chang's China Bistro, Inc. (1)(2)	1,611,233
	Total Hotels, Restaurants & Leisure	7,149,165
	Insurance (3.9%)
38,174	eHealth, Inc. (1)(2)	1,032,607
128,440	First Mercury Financial Corp. (1)(2)	2,029,352
47,817	National Interstate Corp. (2)	1,087,837
	Total Insurance	4,149,796
	Internet Software & Services (9.6%)
46,000	Bankrate, Inc. (1)(2)	2,403,040
173,129	HireRight, Inc. (1)(2)	1,559,892
60,835	Mercadolibre, Inc. (1)(2)	3,077,034
36,285	SINA Corp. (1)(2)	1,676,367
53,520	Vocus, Inc. (1)(2)	1,487,321
	Total Internet Software & Services	10,203,654
	Leisure Equipment & Products (2.1%)
265,300	Leapfrog Enterprises, Inc. (1)(2)	2,204,643
	Life Sciences Tools & Services (2.3%)
31,900	Medivation, Inc. (1)(2)	488,070
104,233	WuXi PharmaTech (Cayman), Inc. (ADR) (1)(2)	1,922,057
	Total Life Sciences Tools & Services	2,410,127
	Machinery (3.6%)
54,000	Badger Meter, Inc. (2)	2,811,780
25,900	Chart Industries, Inc. (1)	1,052,576
	Total Machinery	3,864,356

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Media (1.7%)
34,800	Dolan Media Co. (1)(2)	$603,432
474,900	Sirius Satellite Radio, Inc. (1)(2)	1,220,493
	Total Media	1,823,925
	Oil, Gas & Consumable Fuels (5.3%)
24,000	Arena Resources, Inc. (1)(2)	1,077,600
36,800	Quicksilver Resources, Inc. (1)(2)	1,526,832
28,246	Swift Energy Co. (1)(2)	1,472,746
20,180	Whiting Petroleum Corp. (1)(2)	1,544,174
	Total Oil, Gas & Consumable Fuels	5,621,352
	Pharmaceuticals (2.3%)
56,860	MAP Pharmaceuticals, Inc. (1)(2)	759,650
126,100	Mylan, Inc. (2)	1,660,737
	Total Pharmaceuticals	2,420,387
	Real Estate Management & Development (2.6%)
164,700	E-House China Holdings, Ltd. (ADR) (1)(2)	2,753,784
	Semiconductors & Semiconductor Equipment (1.1%)
30,650	Hittite Microwave Corp. (1)(2)	1,216,805
	Software (5.9%)
66,400	ANSYS, Inc. (1)(2)	2,671,272
136,300	ArcSight, Inc. (1)(2)	1,048,147
56,800	Take-Two Interactive Software, Inc. (1)	1,490,432
31,900	Ultimate Software Group, Inc. (1)(2)	1,046,001
	Total Software	6,255,852
	Specialty Retail (3.2%)
96,386	Lumber Liquidators, Inc. (1)	1,208,680
99,300	PetSmart, Inc. (2)	2,222,334
	Total Specialty Retail	3,431,014
	Wireless Telecommunication Services (1.6%)
115,172	Clearwire Corp. Class A (1)(2)	1,743,704
	Total Common Stock (Cost: $103,222,961) (96.4%)	102,687,422
	Short-Term Investments
	Money Market Investments (25.5%)
27,217,160	State Street Navigator Securities Lending Trust, 2.79% (3)	27,217,160

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

April 30, 2008

Principal Amount	Other Short-Term Investments (3.9%)	Value
$4,185,146	State Street Bank & Trust Depository Reserve, 1.1%	$4,185,146
	Total Short-Term Investments (Cost: $31,402,306) (29.4%)	31,402,306
	Total Investments (Cost: $134,625,267) (125.8%)	134,089,728
	Liabilities in Excess of Other Assets (– 25.8%)	(27,512,443)
	Net Assets (100.0%)	$106,577,285

Notes to the Schedule of Investments:

ADR  -  American Depositary Receipt. Shares of a foreign based corporation held in U.S. banks entitling the shareholder to all dividends and capital gains.

  (1)  Non-income producing security.

  (2)  Security partially or fully lent (Note 3).

  (3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Small Cap Growth Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	1.6%
Biotechnology	6.3
Capital Markets	1.4
Commercial Services & Supplies	5.8
Communications Equipment	1.3
Computers & Peripherals	1.7
Construction & Engineering	4.2
Distributors	0.9
Diversified Consumer Services	1.7
Diversified Financial Services	1.9
Electrical Equipment	1.6
Energy Equipment & Services	5.3
Health Care Equipment & Supplies	6.0
Health Care Providers & Services	4.8
Hotels, Restaurants & Leisure	6.7
Insurance	3.9
Internet Software & Services	9.6
Leisure Equipment & Products	2.1
Life Sciences Tools & Services	2.3
Machinery	3.6
Media	1.7
Oil, Gas & Consumable Fuels	5.3
Pharmaceuticals	2.3
Real Estate Management & Development	2.6
Semiconductors & Semiconductor Equipment	1.1
Software	5.9
Specialty Retail	3.2
Wireless Telecommunication Services	1.6
Short-Term Investments	29.4
Total	125.8%

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (4.1% of Net Assets)
8,840	Boeing Co. (The)	$750,163
3,770	General Dynamics Corp.	340,883
	Total Aerospace & Defense	1,091,046
	Auto Components (1.8%)
18,000	Goodyear Tire & Rubber Co. (1)	482,040
	Automobiles (1.0%)
32,000	Ford Motor Co. (1)	264,320
	Biotechnology (3.8%)
15,155	Amgen, Inc. (1)	634,540
6,100	Cephalon, Inc. (1)	380,701
	Total Biotechnology	1,015,241
	Capital Markets (3.7%)
4,705	Franklin Resources, Inc.	447,681
20,300	Invesco, Ltd.	520,695
	Total Capital Markets	968,376
	Chemicals (0.9%)
5,815	Dow Chemical Co.	233,472
	Communications Equipment (5.8%)
17,900	Cisco Systems, Inc. (1)	458,956
24,820	Qualcomm, Inc.	1,071,976
	Total Communications Equipment	1,530,932
	Computers & Peripherals (3.9%)
2,600	Apple, Inc. (1)	452,270
18,700	Lexmark International, Inc. Class A (1)	586,993
	Total Computers & Peripherals	1,039,263
	Construction & Engineering (1.3%)
12,600	Quanta Services, Inc. (1)	334,404
	Diversified Financial Services (8.8%)
23,609	Bank of America Corp.	886,282
3,050	IntercontinentalExchange, Inc. (1)	473,207
19,900	JPMorgan Chase & Co.	948,235
	Total Diversified Financial Services	2,307,724
	Diversified Telecommunication Services (3.6%)
9,800	AT&T, Inc.	379,358
14,915	Verizon Communications, Inc.	573,929
	Total Diversified Telecommunication Services	953,287
	Electric Utilities (4.4%)
10,300	Exelon Corp.	880,444
7,275	Southern Co. (The)	270,848
	Total Electric Utilities	1,151,292

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value

	Energy Equipment & Services (5.4%)
6,100	FMC Technologies, Inc. (1)	$409,920
3,500	Oceaneering International, Inc. (1)	233,730
2,347	Transocean, Inc. (1)	346,089
5,400	Weatherford International, Ltd. (1)	435,618
	Total Energy Equipment & Services	1,425,357
	Food & Staples Retailing (3.5%)
11,700	CVS Caremark Corp.	472,329
14,500	Sysco Corp.	443,265
	Total Food & Staples Retailing	915,594
	Food Products (1.7%)
19,000	ConAgra Foods, Inc.	447,640
	Health Care Equipment & Supplies (2.5%)
48,900	Boston Scientific Corp. (1)	651,837
	Health Care Providers & Services (2.6%)
5,375	Cardinal Health, Inc.	279,876
12,200	UnitedHealth Group, Inc.	398,086
	Total Health Care Providers & Services	677,962
	Health Care Technology (1.2%)
7,000	Cerner Corp. (1)	323,890
	Household Products (1.9%)
7,475	Procter & Gamble Co. (The)	501,199
	Industrial Conglomerates (3.3%)
26,350	General Electric Co.	861,645
	Insurance (4.0%)
8,900	ACE, Ltd.	536,581
7,700	AFLAC, Inc.	513,359
	Total Insurance	1,049,940
	Machinery (3.5%)
4,700	Deere & Co.	395,129
4,200	Flowserve Corp.	521,178
	Total Machinery	916,307
	Media (1.6%)
21,205	Comcast Corp., Special Class A	429,189
	Metals & Mining (2.7%)
5,600	Allegheny Technologies, Inc.	385,448
2,800	Freeport-McMoRan Copper & Gold, Inc.	318,500
	Total Metals & Mining	703,948
	Multiline Retail (1.4%)
15,000	Macy's, Inc.	379,350

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Oil, Gas & Consumable Fuels (8.5%)
6,800	Chevron Corp.	$653,820
10,500	ConocoPhillips	904,575
4,400	Peabody Energy Corp.	268,972
8,460	Valero Energy Corp.	413,271
	Total Oil, Gas & Consumable Fuels	2,240,638
	Pharmaceuticals (1.0%)
4,750	Allergan, Inc.	267,758
	Semiconductors & Semiconductor Equipment (3.2%)
15,400	Applied Materials, Inc.	287,364
16,100	Marvell Technology Group, Ltd. (1)	208,495
16,600	National Semiconductor Corp.	338,474
	Total Semiconductors & Semiconductor Equipment	834,333
	Software (2.9%)
10,020	Microsoft Corp.	285,770
22,900	Oracle Corp. (1)	477,465
	Total Software	763,235
	Specialty Retail (2.3%)
12,900	Home Depot, Inc. (The)	371,520
12,200	OfficeMax, Inc.	222,894
	Total Specialty Retail	594,414
	Tobacco (3.5%)
8,655	Altria Group, Inc.	173,100
8,655	Philip Morris International, Inc. (1)	441,665
5,900	UST, Inc.	307,213
	Total Tobacco	921,978
	Total Common Stock (Cost: $24,981,724) (99.8%)	26,277,611
Principal Amount	Short-Term Investments
$168,738	State Street Bank & Trust Depository Reserve, 1.1%	168,738
	Total Short-Term Investments (Cost: $168,738) (0.6%)	168,738
	Total Investments (Cost: $25,150,462) (100.4%)	26,446,349
	Liabilities in Excess of Other Assets (– 0.4%)	(118,097)
	Net Assets (100.0%)	$26,328,252

Notes to the Schedule of Investments:

(1)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Spectrum Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	4.1%
Auto Components	1.8
Automobiles	1.0
Biotechnology	3.8
Capital Markets	3.7
Chemicals	0.9
Communications Equipment	5.8
Computers & Peripherals	3.9
Construction & Engineering	1.3
Diversified Financial Services	8.8
Diversified Telecommunication Services	3.6
Electric Utilities	4.4
Energy Equipment & Services	5.4
Food & Staples Retailing	3.5
Food Products	1.7
Health Care Equipment & Supplies	2.5
Health Care Providers & Services	2.6
Health Care Technology	1.2
Household Products	1.9
Industrial Conglomerates	3.3
Insurance	4.0
Machinery	3.5
Media	1.6
Metals & Mining	2.7
Multiline Retail	1.4
Oil, Gas & Consumable Fuels	8.5
Pharmaceuticals	1.0
Semiconductors & Semiconductor Equipment	3.2
Software	2.9
Specialty Retail	2.3
Tobacco	3.5
Short-Term Investments	0.6
Total	100.4%

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (2.2% of Net Assets)
370	Ducommun, Inc. (1)	$12,055
250	Esterline Technologies Corp. (1)	13,915
996	Herley Industries, Inc. (1)	12,141
1,618	Hexcel Corp. (1)	36,211
250	Ladish Co., Inc. (1)	7,515
	Total Aerospace & Defense	81,837
	Auto Components (1.1%)
700	Gentex Corp.	13,076
450	Modine Manufacturing Co.	7,906
678	Sauer-Danfoss, Inc.	19,574
	Total Auto Components	40,556
	Automobiles (0.8%)
3,070	Monaco Coach Corp.	19,433
700	Winnebago Industries, Inc.	11,263
	Total Automobiles	30,696
	Capital Markets (2.0%)
2,150	FBR Capital Markets Corp. (1)	13,975
500	KBW, Inc. (1)	11,870
2,600	Knight Capital Group, Inc. Class A (1)	48,646
	Total Capital Markets	74,491
	Chemicals (3.4%)
900	American Vanguard Corp.	15,570
1,750	Chemtura Corp.	12,110
1,505	Ferro Corp.	26,458
850	H. B. Fuller Co.	19,618
2,457	Material Sciences Corp. (1)	19,509
600	Nova Chemicals Corp.	15,120
750	Olin Corp.	15,127
	Total Chemicals	123,512
	Commercial Banks (4.1%)
825	CoBiz Financial, Inc.	9,166
400	Columbia Banking System, Inc.	10,832
1,395	First Security Group, Inc.	12,792
2,531	Fulton Financial Corp.	31,562
400	Heritage Commerce Corp.	7,072
2,100	Investor Bancorp, Inc. (1)	30,807
450	Porter Bancorp, Inc.	8,095
2,100	Sterling Bancorp	34,461
200	Wintrust Financial Corp.	6,344
	Total Commercial Banks	151,131

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Commercial Services & Supplies (3.3%)
500	ACCO Brands Corp. (1)	$6,960
1,230	Bowne & Co., Inc.	20,467
1,449	ICT Group, Inc. (1)	15,838
250	Knoll, Inc.	3,255
2,300	RSC Holdings, Inc. (1)	21,252
857	Schawk, Inc.	13,738
1,050	Tetra Tech, Inc. (1)	22,186
1,048	TRC Companies, Inc. (1)	6,340
950	Volt Information Sciences, Inc. (1)	12,673
	Total Commercial Services & Supplies	122,709
	Communications Equipment (1.8%)
1,300	ADC Telecommunications, Inc. (1)	18,226
3,326	Powerwave Technologies, Inc. (1)	9,080
4,264	Symmetricom, Inc. (1)	18,293
1,500	Tekelec (1)	22,080
	Total Communications Equipment	67,679
	Computers & Peripherals (1.9%)
1,200	Avid Technology, Inc. (1)	25,044
850	Electronics for Imaging, Inc. (1)	12,257
2,100	QLogic Corp. (1)	33,516
	Total Computers & Peripherals	70,817
	Construction & Engineering (0.8%)
1,583	Insituform Technologies, Inc. Class A (1)	26,784
3,863	Modtech Holdings, Inc. (1)	850
	Total Construction & Engineering	27,634
	Construction Materials (0.3%)
3,100	U.S. Concrete, Inc. (1)	10,230
	Diversified Consumer Services (1.1%)
1,660	Corinthian Colleges, Inc. (1)	18,841
2,930	Princeton Review, Inc. (The) (1)	22,151
	Total Diversified Consumer Services	40,992
	Electrical Equipment (0.1%)
100	Regal-Beloit Corp.	3,709
	Electronic Equipment & Instruments (11.8%)
3,569	Bell Microproducts, Inc. (1)	7,316
785	Coherent, Inc. (1)	23,393
150	Faro Technologies, Inc. (1)	5,286
2,400	Gerber Scientific, Inc. (1)	22,248
2,450	GSI Lumonics, Inc. (1)	19,967
2,678	Keithley Instruments, Inc.	28,173

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Electronic Equipment & Instruments (Continued)
3,509	LeCroy Corp. (1)	$28,247
1,050	Littelfuse, Inc. (1)	38,598
1,750	Mercury Computer Systems, Inc. (1)	14,035
6,240	Merix Corp. (1)	11,887
900	Molex, Inc.	25,542
4,827	Netlist, Inc. (1)	5,889
1,310	Newport Corp. (1)	15,078
450	Orbotech, Ltd. (1)	7,898
696	Park Electrochemical Corp.	18,862
2,500	Radisys Corp. (1)	23,575
2,355	Smart Modular Technologies (WWH), Inc. (1)	14,201
3,700	TTM Technologies, Inc. (1)	49,247
6,036	Vishay Intertechnology, Inc. (1)	57,040
1,350	Zygo Corp. (1)	15,741
	Total Electronic Equipment & Instruments	432,223
	Energy Equipment & Services (4.5%)
1,150	Allis-Chalmers Energy, Inc. (1)	18,435
2,150	Cal Dive International, Inc. (1)	26,208
440	Gulf Island Fabrication, Inc.	17,398
650	Hercules Offshore, Inc. (1)	17,134
400	ION Geophysical Corp. (1)	6,372
1,050	Key Energy Services, Inc. (1)	14,385
3,400	Newpark Resources, Inc. (1)	18,666
700	Pride International, Inc. (1)	29,715
700	Superior Well Services, Inc. (1)	16,667
	Total Energy Equipment & Services	164,980
	Health Care Equipment & Supplies (1.6%)
2,150	AngioDynamics, Inc. (1)	31,777
800	SonoSite, Inc. (1)	25,512
	Total Health Care Equipment & Supplies	57,289
	Health Care Providers & Services (3.7%)
850	AMN Healthcare Services, Inc. (1)	12,402
1,600	Assisted Living Concepts, Inc. Class A (1)	11,696
2,050	Kindred Healthcare, Inc. (1)	48,646
1,150	LifePoint Hospitals, Inc. (1)	34,638
837	PharMerica Corp. (1)	14,254
1,100	Skilled Healthcare Group, Inc. Class A (1)	13,310
	Total Health Care Providers & Services	134,946
	Health Care Technology (0.2%)
650	Omnicell, Inc. (1)	7,813

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Hotels, Restaurants & Leisure (1.0%)
1,000	Cheesecake Factory, Inc. (The) (1)	$22,630
1,750	Morton's Restaurant Group, Inc. (1)	13,982
	Total Hotels, Restaurants & Leisure	36,612
	Industrial Conglomerates (0.5%)
420	Standex International Corp.	8,854
575	Tredegar Corp.	9,395
	Total Industrial Conglomerates	18,249
	Insurance (4.3%)
1,050	Aspen Insurance Holdings, Ltd.	27,290
1,300	Brown & Brown, Inc.	24,960
700	Employers Holdings, Inc.	13,356
1,902	First Acceptance Corp. (1)	5,915
1,350	Max Capital Group, Ltd.	31,603
3,700	Meadowbrook Insurance Group, Inc.	26,788
1,400	OneBeacon Insurance Group, Ltd.	27,524
	Total Insurance	157,436
	Internet Software & Services (0.9%)
2,001	Internet Capital Group, Inc. (1)	20,110
1,900	Jupitermedia Corp. (1)	3,705
2,950	Saba Software, Inc. (1)	10,620
	Total Internet Software & Services	34,435
	Life Sciences Tools & Services (0.1%)
650	Caliper Life Sciences, Inc. (1)	2,373
	Machinery (7.2%)
250	Altra Holdings, Inc. (1)	3,808
300	Barnes Group, Inc.	7,824
500	Columbus McKinnon Corp. (1)	14,155
1,550	Commercial Vehicle Group, Inc. (1)	18,677
970	Federal Signal Corp.	13,464
1,850	Flow International Corp. (1)	18,555
750	Gardner Denver, Inc. (1)	34,837
930	Greenbrier Companies, Inc. (The)	21,157
800	IDEX Corp	29,352
1,517	Lydall, Inc. (1)	17,673
1,650	Mueller Water Products, Inc. Class A	13,283
1,520	NN, Inc.	15,261
2,950	TriMas Corp. (1)	18,201
700	Trinity Industries, Inc.	21,280
650	Watts Water Technologies, Inc. Class A	17,466
	Total Machinery	264,993

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Media (0.7%)
907	Alloy, Inc. (1)	$6,267
250	Media General, Inc. Class A	3,670
450	Meredith Corp.	14,585
	Total Media	24,522
	Metals & Mining (2.3%)
1,350	Commercial Metals Co.	42,039
850	Olympic Steel, Inc.	43,520
	Total Metals & Mining	85,559
	Multiline Retail (0.6%)
1,651	Saks, Inc. (1)	21,480
	Office Electronics (0.9%)
850	Zebra Technologies Corp. Class A (1)	31,237
	Oil, Gas & Consumable Fuels (5.0%)
2,415	Brigham Exploration Co. (1)	22,798
600	Comstock Resources, Inc. (1)	27,294
1,000	Goodrich Petroleum Corp. (1)	33,780
3,650	Kodiak Oil & Gas Corp. (1)	11,753
1,950	Petrohawk Energy Corp. (1)	46,098
1,400	PetroQuest Energy, Inc. (1)	29,092
1,450	Quest Resource Corp. (1)	12,818
	Total Oil, Gas & Consumable Fuels	183,633
	Pharmaceuticals (0.8%)
1,700	Par Pharmaceutical Companies, Inc. (1)	28,985
	Road & Rail (0.3%)
600	Covenant Transportation Group Class A (1)	3,438
350	YRC Worldwide, Inc. (1)	5,687
	Total Road & Rail	9,125
	Semiconductors & Semiconductor Equipment (16.8%)
1,850	Advanced Analogic Technologies, Inc. (1)	12,802
765	ATMI, Inc. (1)	22,522
700	AXT, Inc. (1)	3,325
2,035	Brooks Automation, Inc. (1)	21,083
3,039	Cascade Microtech, Inc. (1)	22,671
700	Cohu, Inc.	12,159
3,376	Entegris, Inc. (1)	25,455
990	Exar Corp. (1)	8,346
755	FEI Co. (1)	16,512
4,924	FSI International, Inc. (1)	7,977
2,625	Integrated Device Technology, Inc. (1)	28,061
1,440	International Rectifier Corp. (1)	32,774
2,080	Kulicke & Soffa Industries, Inc. (1)	13,707

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
8,269	Lattice Semiconductor Corp. (1)	$28,032
2,139	Mattson Technology, Inc. (1)	10,374
1,200	Microsemi Corp. (1)	29,400
830	MKS Instruments, Inc. (1)	18,966
5,537	ON Semiconductor Corp. (1)	41,361
996	Pericom Semiconductor Corp. (1)	16,972
1,700	PLX Technology, Inc. (1)	14,671
4,793	RF Micro Devices, Inc. (1)	16,152
3,400	Silicon Image, Inc. (1)	20,298
1,350	Silicon Laboratories, Inc. (1)	45,589
2,300	Spansion, Inc. Class A (1)	7,590
2,106	TriQuint Semiconductor, Inc. (1)	13,879
1,000	Ultra Clean Holdings, Inc. (1)	10,690
2,095	Veeco Instruments, Inc. (1)	39,449
2,850	Verigy, Ltd. (1)	60,904
1,200	Zoran Corp. (1)	15,792
	Total Semiconductors & Semiconductor Equipment	617,513
	Software (5.4%)
1,060	ACI Worldwide, Inc. (1)	23,426
2,450	Lawson Software, Inc. (1)	19,575
2,650	Macrovision Solutions Corp. (1)	41,817
2,150	MSC.Software Corp. (1)	26,187
1,254	Parametric Technology Corp. (1)	21,857
987	Phoenix Technologies, Ltd. (1)	11,637
150	Progress Software Corp. (1)	4,535
2,350	THQ, Inc. (1)	50,008
	Total Software	199,042
	Specialty Retail (4.5%)
1,000	AnnTaylor Stores Corp. (1)	25,300
4,300	Coldwater Creek, Inc. (1)	22,962
3,635	Pacific Sunwear of California, Inc. (1)	48,745
550	Urban Outfitters, Inc. (1)	18,838
1,050	Williams-Sonoma, Inc.	27,720
1,050	Zale Corp. (1)	21,756
	Total Specialty Retail	165,321
	Textiles, Apparel & Luxury Goods (1.3%)
700	Kenneth Cole Productions, Inc. Class A	13,475
1,950	Quiksilver, Inc. (1)	18,973
950	Timberland Co. (The) Class A (1)	13,870
	Total Textiles, Apparel & Luxury Goods	46,318

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Thrifts & Mortgage Finance (3.5%)
1,400	Astoria Financial Corp.	$33,180
98	First Niagara Financial Group, Inc.	1,414
885	NewAlliance Bancshares, Inc.	11,912
1,500	Oritani Financial Corp. (1)	22,755
1,165	Provident Financial Services, Inc.	17,976
1,150	ViewPoint Financial Group	18,688
2,464	Westfield Financial, Inc.	23,950
	Total Thrifts & Mortgage Finance	129,875
	Trading Companies & Distributors (0.1%)
305	Electro Rent Corp.	4,121
	Total Common Stock (Cost: $3,407,145) (100.9%)	3,704,073
Principal Amount	Short-Term Investments
$68,736	State Street Bank & Trust Depository Reserve, 1.1%	68,736
	Total Short-Term Investments (Cost: $68,736) (1.9%)	68,736
	Total Investments (Cost: $3,475,881) (102.8%)	3,772,809
	Liabilities in Excess of Other Assets (– 2.8%)	(101,500)
	Net Assets (100.0%)	$3,671,309

Notes to the Schedule of Investments:

(1)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Value Added Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	2.2%
Auto Components	1.1
Automobiles	0.8
Capital Markets	2.0
Chemicals	3.4
Commercial Banks	4.1
Commercial Services & Supplies	3.3
Communications Equipment	1.8
Computers & Peripherals	1.9
Construction & Engineering	0.8
Construction Materials	0.3
Diversified Consumer Services	1.1
Electrical Equipment	0.1
Electronic Equipment & Instruments	11.8
Energy Equipment & Services	4.5
Health Care Equipment & Supplies	1.6
Health Care Providers & Services	3.7
Health Care Technology	0.2
Hotels, Restaurants & Leisure	1.0
Industrial Conglomerates	0.5
Insurance	4.3
Internet Software & Services	0.9
Life Sciences Tools & Services	0.1
Machinery	7.2
Media	0.7
Metals & Mining	2.3
Multiline Retail	0.6
Office Electronics	0.9
Oil, Gas & Consumable Fuels	5.0
Pharmaceuticals	0.8
Road & Rail	0.3
Semiconductors & Semiconductor Equipment	16.8
Software	5.4
Specialty Retail	4.5
Textiles, Apparel & Luxury Goods	1.3
Thrifts & Mortgage Finance	3.5
Trading Companies & Distributors	0.1
Short-Term Investments	1.9
Total	102.8%

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Common Stock	Value
	Aerospace & Defense (3.9% of Net Assets)
95,535	Alliant Techsystems, Inc. (1)(2)	$10,506,939
352,760	Hexcel Corp. (1)(2)	7,894,769
	Total Aerospace & Defense	18,401,708
	Auto Components (2.4%)
244,030	WABCO Holdings, Inc.	11,654,873
	Capital Markets (5.8%)
1,610,375	E*TRADE Financial Corp. (1)(2)	6,409,293
287,180	Federated Investors, Inc. Class B	9,614,786
628,800	Knight Capital Group, Inc. Class A (1)	11,764,848
	Total Capital Markets	27,788,927
	Chemicals (4.1%)
166,330	Cytec Industries, Inc.	9,815,133
211,840	International Flavors & Fragrances, Inc. (2)	9,662,023
	Total Chemicals	19,477,156
	Commercial Banks (1.4%)
259,445	Colonial BancGroup, Inc. (The)	2,111,882
399,100	First Horizon National Corp.	4,310,280
	Total Commercial Banks	6,422,162
	Communications Equipment (1.4%)
463,256	ADC Telecommunications, Inc. (1)	6,494,849
	Computers & Peripherals (1.4%)
435,517	Sun Microsystems, Inc. (1)	6,820,196
	Diversified Consumer Services (2.0%)
333,106	Regis Corp. (2)	9,726,695
	Diversified Financial Services (2.5%)
317,300	Moody's Corp. (2)	11,727,408
	Energy Equipment & Services (4.5%)
197,300	Cameron International Corp. (1)(2)	9,713,079
147,900	Weatherford International, Ltd. (1)	11,931,093
	Total Energy Equipment & Services	21,644,172
	Food & Staples Retailing (2.1%)
300,680	Whole Foods Market, Inc. (2)	9,814,195
	Health Care Equipment & Supplies (5.4%)
94,500	Beckman Coulter, Inc.	6,454,350
244,105	Edwards Lifesciences Corp. (1)(2)	13,528,299
142,489	Hospira, Inc. (1)	5,863,422
	Total Health Care Equipment & Supplies	25,846,071

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

Schedule of Investments (Unaudited) (Continued)

Number of Shares	Common Stock	Value
	Health Care Providers & Services (1.4%)
349,239	HealthSouth Corp. (1)(2)	$6,869,531
	Hotels, Restaurants & Leisure (2.0%)
410,800	Cheesecake Factory, Inc. (The) (1)(2)	9,296,404
	Household Durables (3.6%)
257,080	Lennar Corp. Class A (2)	4,735,414
149,485	Snap-on, Inc.	8,865,955
157,900	Toll Brothers, Inc. (1)(2)	3,574,856
	Total Household Durables	17,176,225
	Industrial Conglomerates (2.0%)
170,796	Teleflex, Inc.	9,409,152
	Insurance (5.5%)
110,101	Arch Capital Group, Ltd. (1)	7,778,636
139,170	Assurant, Inc.	9,046,050
274,587	Willis Group Holdings, Ltd.	9,541,898
	Total Insurance	26,366,584
	Life Sciences Tools & Services (3.7%)
180,760	Thermo Electron Corp. (1)	10,460,581
143,478	Varian, Inc. (1)	7,307,335
	Total Life Sciences Tools & Services	17,767,916
	Machinery (6.8%)
185,850	Dover Corp.	9,194,000
151,870	Joy Global, Inc.	11,276,347
98,510	SPX Corp.	12,116,730
	Total Machinery	32,587,077
	Metals & Mining (1.9%)
297,000	Commercial Metals Co.	9,248,580
	Multiline Retail (1.8%)
344,470	Macy's, Inc.	8,711,646
	Office Electronics (1.2%)
158,869	Zebra Technologies Corp. Class A (1)(2)	5,838,436
	Oil, Gas & Consumable Fuels (4.1%)
90,900	Consol Energy, Inc.	7,359,264
137,380	Murphy Oil Corp.	12,410,909
	Total Oil, Gas & Consumable Fuels	19,770,173
	Semiconductors & Semiconductor Equipment (12.2%)
335,450	Analog Devices, Inc.	10,804,845
446,600	Broadcom Corp. Class A (1)(2)	11,593,736
1,435,360	LSI Corp. (1)(2)	8,899,232
564,445	Maxim Integrated Products, Inc.	11,870,278

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

April 30, 2008

Number of Shares	Common Stock	Value
	Semiconductors & Semiconductor Equipment (Continued)
307,679	Teradyne, Inc. (1)	$4,089,054
501,513	Verigy, Ltd. (1)	10,717,333
	Total Semiconductors & Semiconductor Equipment	57,974,478
	Software (2.4%)
533,891	THQ, Inc. (1)(2)	11,361,200
	Specialty Retail (3.4%)
1,485,248	Coldwater Creek, Inc. (1)(2)	7,931,224
446,530	Gap, Inc. (The)	8,314,389
	Total Specialty Retail	16,245,613
	Thrifts & Mortgage Finance (5.9%)
447,911	Hudson City Bancorp, Inc. (2)	8,568,537
397,231	New York Community Bancorp, Inc. (2)	7,416,303
701,618	People's United Financial, Inc. (2)	11,906,458
	Total Thrifts & Mortgage Finance	27,891,298
	Total Common Stock (Cost: $369,314,798) (94.8%)	452,332,725
	Short-Term Investments
	Money Market Investments (22.4%)
106,965,157	State Street Navigator Securities Lending Trust, 2.79% (3)	106,965,157
Principal Amount	Other Short-Term Investments (5.6%)
$27,038,842	State Street Bank & Trust Depository Reserve, 1.1%	27,038,842
	Total Short-Term Investments (Cost: $134,003,999) (28.0%)	134,003,999
	Total Investments (Cost: $503,318,797) (122.8%)	586,336,724
	Liabilities in Excess of Other Assets (– 22.8%)	(109,023,661)
	Net Assets (100.0%)	$477,313,063

Notes to the Schedule of Investments:

(1)  Non-income producing security.

(2)  Security partially or fully lent (Note 3).

(3)  Represents investment of security lending collateral (Note 3).

See accompanying notes to financial statements.

US EQUITIES

TCW Value Opportunities Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Aerospace & Defense	3.9%
Auto Components	2.4
Capital Markets	5.8
Chemicals	4.1
Commercial Banks	1.4
Communications Equipment	1.4
Computers & Peripherals	1.4
Diversified Consumer Services	2.0
Diversified Financial Services	2.5
Energy Equipment & Services	4.5
Food & Staples Retailing	2.1
Health Care Equipment & Supplies	5.4
Health Care Providers & Services	1.4
Hotels, Restaurants & Leisure	2.0
Household Durables	3.6
Industrial Conglomerates	2.0
Insurance	5.5
Life Sciences Tools & Services	3.7
Machinery	6.8
Metals & Mining	1.9
Multiline Retail	1.8
Office Electronics	1.2
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	12.2
Software	2.4
Specialty Retail	3.4
Thrifts & Mortgage Finance	5.9
Short-Term Investments	28.0
Total	122.8%

See accompanying notes to financial statements.

US EQUITIES

TCW Conservative LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (41.8% of Net Assets)
36,661	TCW Core Fixed Income Fund, I Class (1)	$364,042
	Diversified Money Market Funds (15.3%)
132,695	TCW Money Market Fund, I Class, 5.05% (1)	132,695
	Non-Diversified U.S. Equity Funds (44.3%)
5,231	TCW Large Cap Growth Fund, I Class (2)	121,663
23,355	TCW Spectrum Fund, I Class (1)	264,383
	Total Non-Diversified U.S. Equity Funds	386,046
	Total Investment Companies (Cost: $888,908) (101.4%)	882,783
	Total Investments (Cost: $888,908) (101.4%)	882,783
	Liabilities in Excess of Other Assets (– 1.4%)	(11,821)
	Net Assets (100.0%)	$870,962

Notes to the Schedule of Investments:

(1)  Affiliated Issuer.

(2)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Conservative LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	41.8%
Diversified Money Market Funds	15.3
Non-Diversified U.S. Equity Funds	44.3
Total	101.4%

See accompanying notes to financial statements.

US EQUITIES

TCW Moderate LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (30.0% of Net Assets)
22,054	TCW Core Fixed Income Fund, I Class (1)	$218,996
6,472	TCW High Yield Bond Fund, I Class (1)	41,291
	Total Diversified Fixed Income Funds	260,287
	Diversified U.S. Equity Funds (13.0%)
7,540	TCW Diversified Value Fund, I Class (1)	112,419
	Exchange-Traded Funds (12.3%)
915	Claymore S&P Global Water Index Fund	22,601
420	iShares S&P Global Healthcare Sector Index Fund	22,268
475	iShares S&P Global Infrastructure Index Fund	22,316
835	PowerShares WilderHill Clean Energy Portfolio (2)	17,543
380	SPDR FTSE/Macquarie Global Infrastructure 100 ETF	22,017
	Total Exchange-Traded Funds	106,745
	Non-Diversified U.S. Equity Funds (47.1%)
5,235	TCW Growth Equities Fund, I Class (1)	75,651
11,434	TCW Large Cap Growth Fund, I Class (2)	265,964	(1)
3,436	TCW Value Opportunities Fund, I Class (1)	65,962
	Total Non-Diversified U.S. Equity Funds	407,577
	Total Investment Companies (Cost: $896,820) (102.4%)	887,028
	Total Investments (Cost: $896,820) (102.4%)	887,028
	Liabilities in Excess of Other Assets (– 2.4%)	(20,970)
	Net Assets (100.0%)	$866,058

Notes to the Schedule of Investments:

ETF  -  Exchange Traded Fund.

  (1)  Affiliated Issuer.

  (2)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Moderate LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	30.0%
Diversified U.S. Equity Funds	13.0
Exchange-Traded Funds	12.3
Non-Diversified U.S. Equity Funds	47.1
Total	102.4%

See accompanying notes to financial statements.

US EQUITIES

TCW Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Investment Companies	Value
	Diversified Fixed Income Funds (10.8% of Net Assets)
2,297	TCW Core Fixed Income Fund, I Class (1)	$22,813
	Diversified U.S. Equity Funds (26.6%)
2,892	TCW Diversified Value Fund, I Class (1)	43,123
1,118	TCW Relative Value Small Cap Fund, I Class (1)	13,109
	Total Diversified U.S. Equity Funds	56,232
	Non-Diversified U.S. Equity Funds (66.6%)
1,797	TCW Growth Equities Fund, I Class (1)	25,965
3,529	TCW Large Cap Growth Fund, I Class (2)	82,095	(1)
353	TCW Small Cap Growth Fund, I Class (1)	7,960
1,303	TCW Value Opportunities Fund, I Class (1)	25,009
	Total Non-Diversified U.S. Equity Funds	141,029
	Total Investment Companies (Cost: $224,079) (104.0%)	220,074
	Total Investments (Cost: $224,079) (104.0%)	220,074
	Liabilities in Excess of Other Assets (– 4.0%)	(8,477)
	Net Assets (100.0%)	$211,597

Notes to the Schedule of Investments:

(1)  Affiliated Issuer.

(2)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Aggressive LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Diversified Fixed Income Funds	10.8%
Diversified U.S. Equity Funds	26.6
Non-Diversified U.S. Equity Funds	66.6
Total	104.0%

See accompanying notes to financial statements.

US EQUITIES

TCW Global Aggressive LifePlan Fund

Schedule of Investments (Unaudited)	April 30, 2008

Number of Shares	Investment Companies	Value
	Diversified U.S. Equity Funds (9.3% of Net Assets)
6,262	TCW Diversified Value Fund, I Class (1)	$93,374
	Diversified U.S. Fixed Income Funds (19.6%)
19,822	TCW Core Fixed Income Fund, I Class (1)	196,835
	Non-Diversified International Equity Funds (33.7%)
25,591	TCW Global Equities Fund, I Class (1)	339,086
	Non-Diversified International Fixed Income Funds (5.3%)
7,351	TCW Emerging Markets Income Fund, I Class (1)	53,592
	Non-Diversified U.S. Equity Funds (34.4%)
2,037	TCW Growth Equities Fund, I Class (1)	29,428
11,162	TCW Large Cap Growth Fund, I Class (2)	259,632	(1)
2,924	TCW Value Opportunities Fund, I Class (1)	56,140
	Total Non-Diversified U.S. Equity Funds	345,200
	Total Investment Companies (Cost: $1,081,293) (102.3%)	1,028,087
	Total Investments (Cost: $1,081,293) (102.3%)	1,028,087
	Liabilities in Excess of Other Assets (– 2.3%)	(23,555)
	Net Assets (100.0%)	$1,004,532

Notes to the Schedule of Investments:

(1)  Affiliated Issuer.

(2)  Non-income producing security.

See accompanying notes to financial statements.

US EQUITIES

TCW Global Aggressive LifePlan Fund

Investments by Industry (Unaudited)	April 30, 2008

Industry	Percentage of Net Assets
Diversified U.S. Equity Funds	9.3%
Diversified U.S. Fixed Income Funds	19.6
Non-Diversified International Equity Funds	33.7
Non-Diversified International Fixed Income Funds	5.3
Non-Diversified U.S. Equity Funds	34.4
Total	102.3%

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2008

	TCW Balanced Fund		TCW Diversified Value Fund	TCW Dividend Focused Fund		TCW Equities Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$9,521		$1,026,905 (2)	$1,629,834	(2)	$72,311	(2)
Cash	—		235	373		—
Receivable for Securities Sold	25		3,681	10,219		999
Receivable for Fund Shares Sold	8		1,828	2,412		1
Interest and Dividends Receivable	30		1,009	1,725		57
Total Assets	9,584		1,033,658	1,644,563		73,368
LIABILITIES
Payable for Securities Purchased	18		3,171	20,447		349
Payable for Fund Shares Redeemed	—		1,215	1,618		3
Payables Upon Return of Securities Loaned	—		80,232	170,043		15,456
Disbursements in Excess of Available Cash	—		—	—		367
Accrued Directors' Fees and Expenses	4		4	4		4
Accrued Compliance Expense	—	(3)	2	2		—	(3)
Accrued Management Fees	—	(3)	563	877		24
Accrued Distribution Fees	2		36	253		—
Other Accrued Expenses	52		442	633		77
Total Liabilities	76		85,665	193,877		16,280
NET ASSETS	$9,508		$947,993	$1,450,686		$57,088
NET ASSETS CONSIST OF:
Paid-in Capital	$9,566		$970,305	$1,401,511		$43,636
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments and Foreign Currency	36		(3,365)	41,429		1,288
Unrealized Appreciation (Depreciation) of Investments	(109)		(22,628)	7,059		12,105
Undistributed Net Investment Income	15		3,681	687		59
NET ASSETS	$9,508		$947,993	$1,450,686		$57,088
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$40		$763,976	$199,955		$54,944
N Class Share	$9,468		$184,017	$1,250,729		$2,144
K Class Share				$2		$—	(3)
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	3,946		51,210,000	16,549,103		3,814,948
N Class Share	950,812		12,385,962	103,300,801		148,560
K Class Share				180		12
NET ASSET VALUE PER SHARE: (5)
I Class Share	$10.03		$14.92	$12.08		$14.40
N Class Share	$9.96		$14.86	$12.11		$14.43
K Class Share				$12.73		$16.07

(1)  The identified cost for the TCW Balanced Fund, the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Equities Fund at April 30, 2008 was $9,630, $1,049,533, $1,622,775 and $60,206, respectively.

(2)  The market value of securities lent for the TCW Diversified Value Fund, the TCW Dividend Focused Fund and the TCW Equities Fund at April 30, 2008 was $77,261, $164,044 and $15,125, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Balanced Fund and the TCW Diversified Value Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Dividend Focused Fund and the TCW Equities Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2008

	TCW Focused Equities Fund		TCW Growth Fund		TCW Growth Equities Fund	TCW Large Cap Growth Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$53,588	(2)	$1,015		$57,183 (2)	$24,236
Receivable for Securities Sold	686		—		614	—
Receivable for Fund Shares Sold	8		—		64	—
Interest and Dividends Receivable	42		—	(3)	18	6
Receivable from Investment Advisor	—		4		—	—
Total Assets	54,324		1,019		57,879	24,242
LIABILITIES
Payable for Securities Purchased	1,119		1		—	928
Payable for Fund Shares Redeemed	—		—		46	204
Payables Upon Return of Securities Loaned	8,591		—		10,950	—
Accrued Directors' Fees and Expenses	4		4		4	4
Accrued Management Fees	23		1		26	14
Accrued Distribution Fees	7		—	(3)	2	1
Other Accrued Expenses	50		9		62	44
Total Liabilities	9,794		15		11,090	1,195
NET ASSETS	$44,530		$1,004		$46,789	$23,047
NET ASSETS CONSIST OF:
Paid-in Capital	$39,958		$1,000		$60,564	$21,114
Accumulated Net Realized Loss on Investments	(1,699)		(22)		(22,954)	(1,055)
Unrealized Appreciation of Investments	6,205		29		9,298	3,049
Undistributed Net Investment Income (Loss)	66		(3)		(119)	(61)
NET ASSETS	$44,530		$1,004		$46,789	$23,047
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$6,822		$502		$39,452	$19,338
N Class Share	$37,708		$502		$7,337	$3,709
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	449,798		25,000		2,730,257	831,524
N Class Share	2,493,620		25,000		508,776	159,879
NET ASSET VALUE PER SHARE: (5)
I Class Share	$15.17		$20.07		$14.45	$23.26
N Class Share	$15.12		$20.07		$14.42	$23.20

(1)  The identified cost for the TCW Focused Equities Fund, the TCW Growth Fund, the TCW Growth Equities Fund and the TCW Large Cap Growth Fund at April 30, 2008 was $47,383, $986, $47,885 and $21,187, respectively.

(2)  The market value of securities lent for the TCW Focused Equities Fund and the TCW Growth Equities Fund at April 30, 2008 was $8,410 and $10,689, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Focused Equities Fund and the TCW Growth Fund is 2,000,000,000 for each of the I Class and N Class shares, the TCW Growth Equities Fund is 4,000,000,000 for each of the I Class and N Class shares and for the TCW Large Cap Growth Fund is 2,000,000,000 for each of the I Class and N Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2008

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund		TCW Small Cap Growth Fund		TCW Spectrum Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$120,328	(2)	$1,886,881	(2)	$134,090	(2)	$26,446
Receivable for Securities Sold	337		27,219		367		—
Receivable for Fund Shares Sold	215		590		157		6
Interest and Dividends Receivable	68		235		42		21
Total Assets	120,948		1,914,925		134,656		26,473
LIABILITIES
Payable for Securities Purchased	285		190		702		84
Payable for Fund Shares Redeemed	135		3,530		3		—
Payables Upon Return of Securities Loaned	25,610		148,369		27,217		—
Accrued Directors' Fees and Expenses	4		4		4		4
Accrued Compliance Expense	—	(3)	13		—	(3)	—	(3)
Accrued Management Fees	70		1,140		82		12
Accrued Distribution Fees	19		94		3		1
Other Accrued Expenses	81		1,525		68		44
Total Liabilities	26,204		154,865		28,079		145
NET ASSETS	$94,744		$1,760,060		$106,577		$26,328
NET ASSETS CONSIST OF:
Paid-in Capital	$94,163		$1,289,230		$205,665		$26,744
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments	2,207		34,961		(98,721)		(1,772)
Unrealized Appreciation (Depreciation) of Investments	(1,412)		439,006		(535)		1,296
Undistributed Net Investment Income (Loss)	(214)		(3,137)		168		60
NET ASSETS	$94,744		$1,760,060		$106,577		$26,328
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$7,014		$1,359,074		$88,602		$19,157
N Class Share	$85,900		$399,698		$17,975		$7,171
K Class Share	$1,830		$1,288
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	598,498		74,347,271		3,924,638		1,691,550
N Class Share	7,469,083		22,558,500		820,297		634,207
K Class Share	158,427		72,694
NET ASSET VALUE PER SHARE: (5)
I Class Share	$11.72		$18.28		$22.58		$11.32
N Class Share	$11.50		$17.72		$21.91		$11.31
K Class Share	$11.55		$17.72

(1)  The identified cost for the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund, the TCW Small Cap Growth Fund and the TCW Spectrum Fund at April 30, 2008 was $121,740, $1,447,875, $134,625 and $25,150, respectively.

(2)  The market value of securities lent for the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund and the TCW Small Cap Growth Fund at April 30, 2008 was $24,698, $145,248, and $26,433, respectively.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Relative Value Small Cap Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares, the TCW Select Equities Fund is 1,667,000,000, 1,667,000,000 and 2,000,000,000 for each of the I Class, N Class and K Class shares, respectively, the TCW Small Cap Growth Fund is 1,666,000,000 for each of the I Class, and N Class share and the TCW Spectrum Fund is 2,000,000,000 for each of the I Class and N Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2008

	TCW Value Added Fund		TCW Value Opportunities Fund	TCW Conservative LifePlan Fund		TCW Moderate LifePlan Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$3,773		$586,337 (2)	$—		$107
Investment in Affiliated Issuers, at Value (1)	—		—	883		780
Cash	—		—	2		2
Receivable for Securities Sold	33		4,113	—		—
Receivable for Fund Shares Sold	—		384	—		—
Interest and Dividends Receivable	—	(3)	188	—		—
Receivable from Investment Advisor	15		—	21		10
Total Assets	3,821		591,022	906		899
LIABILITIES
Payable for Securities Purchased	22		4,214	2		1
Payable for Fund Shares Redeemed	16		1,630	—		—
Payables Upon Return of Securities Loaned	—		106,965	—		—
Accrued Directors' Fees and Expenses	4		4	4		4
Accrued Compliance Expense	—	(3)	6	—		—
Accrued Management Fees	3		307	—		—
Accrued Distribution Fees	—	(3)	29	—	(3)	— (3)
Other Accrued Expenses	105		554	29		28
Total Liabilities	150		113,709	35		33
NET ASSETS	$3,671		$477,313	$871		$866
NET ASSETS CONSIST OF:
Paid-in Capital	$6,277		$394,899	$868		$889
Undistributed (Accumulated) Net Realized Gain (Loss) on Investments	(2,866)		(447)	9		(5)
Unrealized Appreciation (Depreciation) of Investments	297		83,018	(6)		(10)
Undistributed Net Investment Income (Loss)	(37)		(157)	—		(8)
NET ASSETS	$3,671		$477,313	$871		$866
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$3,517		$344,154	$767		$760
N Class Share	$154		$127,193	$104		$106
K Class Share	$—	(3)	$5,966
CAPITAL SHARES OUTSTANDING: (4)
I Class Share	354,817		17,927,900	78,502		77,471
N Class Share	12,326		6,763,955	10,593		10,787
K Class Share	13		318,336
NET ASSET VALUE PER SHARE: (5)
I Class Share	$9.91		$19.20	$9.78		$9.82
N Class Share	$12.48		$18.80	$9.77		$9.79
K Class Share	$13.99		$18.74

(1)  The identified cost for the TCW Value Added Fund, the TCW Value Opportunities Fund, the TCW Conservative LifePlan Fund and the TCW Moderate LifePlan Fund at April 30, 2008 was $3,476, $503,319, $889 and $897, respectively.

(2)  The market value of securities lent for the TCW Value Opportunities Fund at April 30, 2008 was $103,914.

(3)  Amount rounds to less than $1 (in thousands).

(4)  The number of authorized shares with a par value of $0.001 per share, for the TCW Value Added Fund and the TCW Value Opportunities Fund is 2,000,000,000 for each of the I Class, N Class and K Class shares, the TCW Conservative LifePlan Fund and the TCW Moderate LifePlan Fund is 2,000,000,000 for each of the I Class and N Class shares.

(5)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Assets and Liabilities (Unaudited)	April 30, 2008

	TCW Aggressive LifePlan Fund		TCW Global Aggressive LifePlan Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investment in Affiliated Issuers, at Value (1)	$220		$1,028
Cash	—	(2)	1
Receivable from Investment Advisor	23		8
Total Assets	243		1,037
LIABILITIES
Payable for Securities Purchased	—	(2)	1
Accrued Directors' Fees and Expenses	4		4
Accrued Distribution Fees	—	(2)	— (2)
Other Accrued Expenses	27		27
Total Liabilities	31		32
NET ASSETS	$212		$1,005

NET ASSETS CONSIST OF:
Paid-in Capital	$210		$1,038
Undistributed Net Realized Gain on Investments	8		26
Unrealized Depreciation of Investments	(4)		(53)
Distributions in Excess of Net Investment Income	(2)		(6)
NET ASSETS	$212		$1,005
NET ASSETS ATTRIBUTABLE TO:
I Class Share	$108		$903
N Class Share	$104		$102
CAPITAL SHARES OUTSTANDING: (3)
I Class Share	10,678		89,791
N Class Share	10,271		10,146
NET ASSET VALUE PER SHARE: (4)
I Class Share	$10.10		$10.05
N Class Share	$10.11		$10.05

(1)  The identified cost for the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund at April 30, 2008 was $224 and $1,081, respectively.

(2)  Amount rounds to less than $1 (in thousands).

(3)  The number of authorized shares with a par value of $0.001 per share, for the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund is 2,000,000,000 for each of the I Class and N Class shares.

(4)  Represents offering price and redemption price per share.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2008

	TCW Balanced Fund		TCW Diversified Value Fund	TCW Dividend Focused Fund		TCW Equities Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$64	(1)	$9,885 (1)	$24,400	(1)	$505
Interest	86		602	548		3
Net Security Lending Income	—		230 (2)	797	(2)	38	(2)
Total	150		10,717	25,745		546
Expenses:
Management Fees	28		3,492	5,696		169
Accounting Services Fees	2		63	115		8
Administration Fees	8		107	178		17
K Class	—		—	—	(3)	—	(3)
Transfer Agent Fees:
I Class	4		369	17		6
N Class	4		53	428		5
K Class	—		—	4		3
Custodian Fees	5		14	16		10
Professional Fees	7		22	29		15
Directors' Fees and Expenses	7		7	7		7
Registration Fees:
I Class	—	(3)	15	10		10
N Class	—	(3)	15	29		6
K Class	—		—	7		—	(3)
Distribution Fees:
N Class	12		213	1,640		3
K Class	—		—	—	(3)	—	(3)
Compliance Expense	—	(3)	13	24		1
Other	5		172	256		12
Total	82		4,555	8,456		272
Less Expenses Borne by Investment Advisor:
I Class	4		—	—		—
N Class	25		—	—		7
K Class	—		—	11		4
Net Expenses	53		4,555	8,445		261
Net Investment Income	97		6,162	17,300		285
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net Realized Gain (Loss) on:
Net Realized Gain (Loss) on Investments	41		1,147	35,873		(203)
Foreign Currency	—		—	(4)		—
Change in Unrealized Appreciation (Depreciation) on Investments	(571)		(100,753)	(245,327)		(3,929)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(530)		(99,606)	(209,458)		(4,132)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(433)		$(93,444)	$(192,158)		$(3,847)

(1)  Net of foreign taxes withheld. Total amount withheld for the TCW Diversified Value Fund and the TCW Dividend Focused Fund was $3 and $134, respectively. Amount withheld for the TCW Balanced Fund was less than $1 (in thousands).

(2)  Net of broker fees.

(3)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2008

	TCW Focused Equities Fund	TCW Growth Fund (1)		TCW Growth Equities Fund	TCW Large Cap Growth Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$330	$1		$97	$42
Interest	6	1		10	6
Net Security Lending Income	27 (2)	—		81 (2)	—
Total	363	2		188	48
Expenses:
Management Fees	133	2		227	60
Accounting Services Fees	4	—	(3)	4	2
Administration Fees	7	2		10	7
Transfer Agent Fees:
I Class	4	3		7	4
N Class	6	3		7	4
Custodian Fees	9	2		7	7
Professional Fees	11	4		15	12
Directors' Fees and Expenses	7	4		7	7
Registration Fees:
I Class	8	1		10	1
N Class	12	1		7	— (3)
Distribution Fees:
N Class	43	—	(3)	10	4
Compliance Expense	1	—	(3)	1	— (3)
Other	7	1		9	4
Total	252	23		321	112
Less Expenses Borne by Investment Advisor:
I Class	—	9		—	—
N Class	—	9		14	3
Net Expenses	252	5		307	109
Net Investment Income (Loss)	111	(3)		(119)	(61)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	(1,468)	(22)		529	(751)
Change in Unrealized Appreciation (Depreciation) on Investments	51	29		(7,024)	(25)
Net Realized and Unrealized Gain (Loss) on Investments	(1,417)	7		(6,495)	(776)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,306)	$4		$(6,614)	$(837)

(1)  For the period January 2, 2008 (commencement of operations) through April 30, 2008.

(2)  Net of broker fees.

(3)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2008

	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Spectrum Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$282	$6,003	$28	$232
Interest	59	1,010	480	2
Net Security Lending Income	149 (1)	713 (1)	185 (1)	—
Total	490	7,726	693	234
Expenses:
Management Fees	434	8,324	411	73
Accounting Services Fees	10	189	5	3
Administration Fees	21	339	12	9
Administrative Service Fees:
K Class	5	3	—	—
Transfer Agent Fees:
I Class	11	740	9	4
N Class	33	277	16	4
K Class	4	4	—	—
Custodian Fees	9	31	8	6
Professional Fees	16	37	14	13
Directors' Fees and Expenses	7	7	7	7
Registration Fees:
I Class	8	23	10	1
N Class	11	13	7	— (2)
K Class	6	7	—	—
Distribution Fees:
N Class	106	684	19	8
K Class	2	1	—	—
Compliance Expense	2	40	1	— (2)
Other	32	558	15	5
Total	717	11,277	534	133
Less Expenses Borne by Investment Advisor:
I Class	1	—	—	—
N Class	—	—	9	—
K Class	12	11	—	—
Net Expenses	704	11,266	525	133
Net Investment Income (Loss)	(214)	(3,540)	168	101
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on Investments	970	12,958	921	(1,744)
Change in Unrealized Appreciation (Depreciation) on Investments	(18,987)	(275,427)	(11,356)	(2,273)
Net Realized and Unrealized Gain (Loss) on Investments	(18,017)	(262,469)	(10,435)	(4,017)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,231)	$(266,009)	$(10,267)	$(3,916)

(1)  Net of broker fees.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2008

	TCW Value Added Fund		TCW Value Opportunities Fund	TCW Conservative LifePlan Fund		TCW Moderate LifePlan Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends	$47		$3,166	$—		$—
Dividends from Investment in Affiliated Issuers	—		—	9		9
Interest	5		91	—		—
Net Security Lending Income	16	(1)	466 (1)	—		—
Total	68		3,723	9		9
Expenses:
Management Fees	70		2,159	—		—
Accounting Services Fees	4		57	1		2
Administration Fees	16		105	3		4
Administrative Service Fees:
K Class	—	(2)	16	—		—
Transfer Agent Fees:
I Class	15		211	4		4
N Class	4		79	4		4
K Class	4		4	—		—
Custodian Fees	35		18	1		1
Professional Fees	14		21	6		6
Directors' Fees and Expenses	7		7	7		7
Registration Fees:
I Class	10		14	—	(2)	— (2)
N Class	—	(2)	8	—	(2)	— (2)
K Class	1		6	—		—
Distribution Fees:
N Class	—	(2)	166	—	(2)	— (2)
K Class	—	(2)	8	—		—
Compliance Expense	—	(2)	12	—		—
Other	6		124	9		7
Total	186		3,015	35		35
Less Expenses Borne by Investment Advisor:
I Class	72		—	22		21
N Class	5		—	10		9
K Class	4		13	—		—
Net Expenses	105		3,002	3		5
Net Investment Income (Loss)	(37)		721	6		4
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(2,318)		(23,961)	—		—
Investments in Affiliated Issuers	—		—	—	(2)	(28)
Realized Gain Distribution Received from Affiliated Issuers	—		—	9		27
Change in Unrealized Appreciation (Depreciation) on: Investments	(740)		(30,656)	—		—
Investments in Affiliated Issuers	—		—	(20)		(62)
Net Realized and Unrealized Gain (Loss) on Investments	(3,058)		(54,617)	(11)		(63)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,095)		$(53,896)	$(5)		$(59)

(1)  Net of broker fees.

(2)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Operations (Unaudited)	Six Months Ended April 30, 2008

	TCW Aggressive LifePlan Fund		TCW Global Aggressive LifePlan Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Dividends from Investment in Affiliated Issuers	$1		$14
Total	1		14
Expenses:
Accounting Services Fees	1		2
Administration Fees	3		3
Transfer Agent Fees:
I Class	4		4
N Class	4		4
Custodian Fees	1		1
Professional Fees	6		6
Directors' Fees and Expenses	7		7
Registration Fees:
I Class	—	(1)	— (1)
N Class	—	(1)	— (1)
Distribution Fees:
N Class	—	(1)	— (1)
Other	7		7
Total	33		34
Less Expenses Borne by Investment Advisor:
I Class	16		18
N Class	16		8
Net Expenses	1		8
Net Investment Income	—		6
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Affiliated Issuers	—		(9)
Realized Gain Distribution Received from Affiliated Issuers	8		35
Change in Unrealized Appreciation (Depreciation) on:
Investments in Affiliated Issuers	(26)		(142)
Net Realized and Unrealized Gain (Loss) on Investments	(18)		(116)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(18)		$(110)

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Balanced Fund		TCW Diversified Value Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$97	$175	$6,162	$8,025
Net Realized Gain on Investments	41	222	1,147	19,843
Change in Unrealized Appreciation (Depreciation) on Investments	(571)	93	(100,753)	6,881
Increase (Decrease) in Net Assets Resulting from Operations	(433)	490	(93,444)	34,749
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	— (1)	— (1)	(7,690)	(3,442)
N Class	(95)	(175)	(1,373)	(439)
Distributions from Net Realized Gain:
I Class	(1)	— (1)	(17,893)	(4,425)
N Class	(226)	(17)	(3,975)	(736)
Total Distributions to Shareholders	(322)	(192)	(30,931)	(9,042)
NET CAPITAL SHARE TRANSACTIONS
I Class	9	32	21,675	268,702
N Class	322	192	17,167	100,370
Increase in Net Assets Resulting from Net Capital Shares Transactions	331	224	38,842	369,072
Increase (Decrease) in Net Assets	(424)	522	(85,533)	394,779
NET ASSETS
Beginning of Period	9,932	9,410	1,033,526	638,747
End of Period	$9,508	$9,932	$947,993	$1,033,526
Undistributed Net Investment Income	$15	$13	$3,681	$6,582

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Dividend Focused Fund		TCW Equities Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$17,300	$27,851	$285	$730
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	35,869	71,378	(203)	10,163
Change in Unrealized Appreciation (Depreciation) on Investments	(245,327)	72,308	(3,929)	(2,781)
Increase (Decrease) in Net Assets Resulting from Operations	(192,158)	171,537	(3,847)	8,112
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,032)	(4,167)	(667)	(885)
N Class	(13,779)	(24,852)	(9)	(44)
K Class	— (1)	—	—	—
Distributions from Net Realized Gain:
I Class	(8,420)	(2,523)	(8,069)	(5,117)
N Class	(54,652)	(19,805)	(476)	(411)
K Class	— (1)	—	— (1)	—
Total Distributions to Shareholders	(79,883)	(51,347)	(9,221)	(6,457)
NET CAPITAL SHARE TRANSACTIONS
I Class	(3,962)	66,616	(1,889)	(19,618)
N Class	(72,276)	195,641	(1,259)	(2,974)
K Class	2	—	— (1)	—
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(76,236)	262,257	(3,148)	(22,592)
Increase (Decrease) in Net Assets	(348,277)	382,447	(16,216)	(20,937)
NET ASSETS
Beginning of Period	1,798,963	1,416,516	73,304	94,241
End of Period	$1,450,686	$1,798,963	$57,088	$73,304
Undistributed Net Investment Income	$687	$198	$59	$450

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Focused Equities Fund		TCW Growth Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	January 1, 2008 (Commencement of Operations) through April 30, 2008 (Unaudited)
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$111	$126	$(3)
Net Realized Loss on Investments	(1,468)	(160)	(22)
Change in Unrealized Appreciation (Depreciation) on Investments	51	3,396	29
Increase (Decrease) in Net Assets Resulting from Operations	(1,306)	3,362	4
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(25)	(18)	—
N Class	(128)	(54)	—
Total Distributions to Shareholders	(153)	(72)	—
NET CAPITAL SHARE TRANSACTIONS
I Class	(69)	1,861	500
N Class	3,373	9,241	500
Increase in Net Assets Resulting from Net Capital Shares Transactions	3,304	11,102	1,000
Increase in Net Assets	1,845	14,392	1,004
NET ASSETS
Beginning of Period	42,685	28,293	—
End of Period	$44,530	$42,685	$1,004
Undistributed Net Investment Income (Loss)	$66	$108	$(3)

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Growth Equities Fund		TCW Large Cap Growth Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Loss	$(119)	$(336)	$(61)	$(99)
Net Realized Gain (Loss) on Investments	529	5,796	(751)	(259)
Change in Unrealized Appreciation (Depreciation) on Investments	(7,024)	10,442	(25)	2,958
Increase (Decrease) in Net Assets Resulting from Operations	(6,614)	15,902	(837)	2,600
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Realized Gain:
I Class	(3,407)	—	—	—
N Class	(782)	—	—	—
Total Distributions to Shareholders	(4,189)	—	—	—
NET CAPITAL SHARE TRANSACTIONS
I Class	4,278	1,760	7,437	3,073
N Class	(270)	1,834	387	1,469
Increase in Net Assets Resulting from Net Capital Shares Transactions	4,008	3,594	7,824	4,542
Increase (Decrease) in Net Assets	(6,795)	19,496	6,987	7,142
NET ASSETS
Beginning of Period	53,584	34,088	16,060	8,918
End of Period	$46,789	$53,584	$23,047	$16,060
Undistributed Net Investment Income (Loss)	$(119)	$—	$(61)	$—

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Relative Value Small Cap Fund		TCW Select Equities Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Income (Loss)	$(214)	$(334)	$(3,540)	$674
Net Realized Gain on Investments	970	12,246	12,958	274,745
Change in Unrealized Appreciation (Depreciation) on Investments	(18,987)	(3,047)	(275,427)	149,887
Increase (Decrease) in Net Assets Resulting from Operations	(18,231)	8,865	(266,009)	425,306
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(776)	—
Distributions from Net Realized Gain:
I Class	(969)	(1,835)	(187,879)	(23,540)
N Class	(8,984)	(5,035)	(61,248)	(8,461)
K Class	(225)	(180)	(118)	(15)
Total Distributions to Shareholders	(10,178)	(7,050)	(250,021)	(32,016)
NET CAPITAL SHARE TRANSACTIONS
I Class	(4,779)	(19,608)	(322,530)	(942,735)
N Class	13,802	4,376	(119,029)	(426,816)
K Class	(53)	(771)	236	(694)
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	8,970	(16,003)	(441,323)	(1,370,245)
Decrease in Net Assets	(19,439)	(14,188)	(957,353)	(976,955)
NET ASSETS
Beginning of Period	114,183	128,371	2,717,413	3,694,368
End of Period	$94,744	$114,183	$1,760,060	$2,717,413
Undistributed Net Investment Income (Loss)	$(214)	$—	$(3,137)	$1,179

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Small Cap Growth Fund		TCW Spectrum Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Income (Loss)	$168	$(490)	$101	$146
Net Realized Gain (Loss) on Investments	921	15,530	(1,744)	1,740
Change in Unrealized Appreciation (Depreciation) on Investments	(11,356)	2,689	(2,273)	1,328
Increase (Decrease) in Net Assets Resulting from Operations	(10,267)	17,729	(3,916)	3,214
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(138)	(69)
N Class	—	—	(22)	(2)
Distributions from Net Realized Gain:
I Class	—	—	(1,327)	(460)
N Class	—	—	(394)	(119)
Total Distributions to Shareholders	—	—	(1,881)	(650)
NET CAPITAL SHARE TRANSACTIONS
I Class	39,198	17,249	(2,158)	8,135
N Class	4,868	(18,964)	1,863	1,907
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	44,066	(1,715)	(295)	10,042
Increase (Decrease) in Net Assets	33,799	16,014	(6,092)	12,606
NET ASSETS
Beginning of Period	72,778	56,764	32,420	19,814
End of Period	$106,577	$72,778	$26,328	$32,420
Undistributed Net Investment Income	$168	$—	$60	$119

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Value Added Fund		TCW Value Opportunities Fund
	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net investment Income (Loss)	$(37)	$(164)	$721	$1,148
Net Realized Gain (Loss) on Investments	(2,318)	3,631	(23,961)	115,878
Change in Unrealized Appreciation (Depreciation) on Investments	(740)	(2,671)	(30,656)	(28,025)
Increase (Decrease) in Net Assets Resulting from Operations	(3,095)	796	(53,896)	89,001
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	—	—	(1,152)	(2,438)
N Class	—	—	—	(74)
Distributions from Net Realized Gain:
I Class	(2,806)	(3,802)	(65,577)	(67,110)
N Class	(13)	— (1)	(21,382)	(16,834)
K Class	— (1)	—	(1,090)	(718)
Total Distributions to Shareholders	(2,819)	(3,802)	(89,201)	(87,174)
NET CAPITAL SHARE TRANSACTIONS
I Class	(12,688)	(5,164)	(76,741)	(273,623)
N Class	135	36	(9,887)	(20,157)
K Class	— (1)	—	(209)	(40)
Decrease in Net Assets Resulting from Net Capital Shares Transactions	(12,553)	(5,128)	(86,837)	(293,820)
Decrease in Net Assets	(18,467)	(8,134)	(229,934)	(291,993)
NET ASSETS
Beginning of Period	22,138	30,272	707,247	999,240
End of Period	$3,671	$22,138	$477,313	$707,247
Undistributed Net Investment Income (Loss)	$(37)	$—	$(157)	$274

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Conservative LifePlan Fund		TCW Moderate LifePlan Fund
	Six Months Ended April 30, 2008 (Unaudited)	November 16, 2006 (Commencement of Operations) through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$6	$8	$4	$9
Net Realized Gain (Loss) on Investments	9	8	(1)	33
Change in Unrealized Appreciation (Depreciation) on Investments	(20)	14	(62)	52
Increase (Decrease) in Net Assets Resulting from Operations	(5)	30	(59)	94
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(10)	(1)	(17)	(1)
N Class	(3)	(1)	(3)	(1)
Distributions from Net Realized Gain:
I Class	(5)	—	(32)	—
N Class	(2)	—	(4)	—
Total Distributions to Shareholders	(20)	(2)	(56)	(2)
NET CAPITAL SHARE TRANSACTIONS
I Class	432	330	(48)	829
N Class	5	101	7	101
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	437	431	(41)	930
Increase (Decrease) in Net Assets	412	459	(156)	1,022
NET ASSETS
Beginning of Period	459	—	1,022	—
End of Period	$871	$459	$866	$1,022
Undistributed Net Investment Income (Loss)	$—	$7	$(8)	$8

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Aggressive LifePlan Fund		TCW Global Aggressive LifePlan Fund
	Six Months Ended April 30, 2008 (Unaudited)	November 16, 2006 (Commencement of Operations) through October 31, 2007	Six Months Ended April 30, 2008 (Unaudited)	November 16, 2006 (Commencement of Operations) through October 31, 2007
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income (Loss)	$—	$1	$6	$(2)
Net Realized Gain on Investments	8	4	26	2
Change in Unrealized Appreciation (Depreciation) on Investments	(26)	22	(142)	89
Increase (Decrease) in Net Assets Resulting from Operations	(18)	27	(110)	89
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(1)	(1)	(11)	—	(1)
N Class	(1)	(1)	(1)	—	(1)
Distributions from Net Realized Gain:
I Class	(2)	—	(1)	—
N Class	(1)	—	— (1)	—
Total Distributions to Shareholders	(5)	(2)	(13)	—	(1)
NET CAPITAL SHARE TRANSACTIONS
I Class	3	104	(320)	1,258
N Class	2	101	1	100
Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	5	205	(319)	1,358
Increase (Decrease) in Net Assets	(18)	230	(442)	1,447
NET ASSETS
Beginning of Period	230	—	1,447	—
End of Period	$212	$230	$1,005	$1,447
Undistributed Net Investment Income (Loss)	$(2)	$—	$(6)	$—

(1)  Amount rounds to less than $1 (in thousands).

See accompanying notes to financial statements.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited)

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the "Company"), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), that currently offers 26 no-load mutual funds (the "Funds"). TCW Investment Management Company (the "Advisor") is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 18 U.S Equity Funds that are covered in this report:

U.S. Equities

TCW Fund	Investment Objective
Balanced Fund

TCW Balanced Fund	Seeks long-term capital appreciation and high current income by investing in equity and debt securities.

Non-Diversified U.S. Equity Funds

TCW Equities Fund	Seeks long-term capital appreciation by investing in equity securities of large capitalization companies trading below their intrinsic value.

TCW Focused Equities Fund	Seeks long-term capital appreciation by investing in equity securities of 25 to 40 large capitalization companies.

TCW Growth Fund	Seeks long-term capital appreciation by investing in equity securities issued by companies with market capitalization within the range of companies comprising the Russell 3000 Growth Index.

TCW Growth Equities Fund	Seeks long-term capital appreciation by investing in equity securities of emerging growth companies.

TCW Large Cap Growth Fund	Seeks long-term capital appreciation by investing in the equity securities of 30 to 50 large capitalization companies.

TCW Select Equities Fund	Seeks long-term capital appreciation by investing in common stocks of mid and large capitalization companies.

TCW Small Cap Growth Fund	Seeks long-term capital appreciation by investing at least 80% of the value of its net assets in equity securities issued by small capitalization growth companies.

TCW Spectrum Fund	Seeks long-term total return by investing in at least 80% of the value of its net assets in equity securities of large cap growth and value companies.

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TCW Funds, Inc.

April 30, 2008

TCW Fund	Investment Objective
TCW Value Added Fund	Seeks long-term capital appreciation by investing in equity securities issued by small capitalization value companies.

TCW Value Opportunities Fund	Seeks long-term capital appreciation by investing in equity securities issued by mid-cap value companies.

Diversified U.S. Equity Funds

TCW Diversified Value Fund	Seeks capital appreciation by investing in equity securities of large capitalization companies.

TCW Dividend Focused Fund	Seeks high level of dividend income by investing at least 80% of the value of its net assets in equity securities of issuers which pay dividends.

TCW Relative Value Small Cap Fund	Seeks capital appreciation by investing in equity securities of small capitalization companies.

Fund of Funds

TCW Conservative LifePlan Fund	Seeks current income and secondarily, long-term capital appreciation by investing in fixed income funds, equity funds of large cap growth and value companies and money market funds.

TCW Moderate LifePlan Fund	Seeks long-term capital appreciation and secondarily, current income by investing in U.S. equity funds of large cap and mid cap companies and fixed income funds including funds that invest in high yield securities.

TCW Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds of growth, value, large cap, mid cap and small cap companies and fixed income funds including funds that invest in high yield securities.

TCW Global Aggressive LifePlan Fund	Seeks long-term capital appreciation by investing in U.S. equity funds, fixed income funds and international funds including emerging markets.

On January 2, 2008, the TCW Growth Fund began operations offering I and N Class Shares.

The TCW Dividend Focused Fund, the TCW Equities Fund, the TCW Relative Value Small Cap Fund, the TCW Select Equities Fund, the TCW Value Added Fund and the TCW Value Opportunities Fund offer three classes of shares: I Class, N Class and K Class. All other Equity Funds offer two classes of shares: I Class and N Class. The Classes are substantially the same except that the N Class shares are subject to a distribution fee and the K Class shares are subject to a distribution fee and an administrative services fee. I Class shares are not subject to these fees.

The TCW Conservative LifePlan Fund, the TCW Moderate LifePlan Fund, the TCW Aggressive LifePlan Fund and the TCW Global Aggressive LifePlan Fund (collectively, "LifePlan Funds") invest in other

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 1 — Organization (Continued)

TCW Funds. The ownership percentage of LifePlan Funds in each of the underlying funds at April 30, 2008 is as follows:

Name of Affiliated Issuer	TCW Conservative LifePlan Fund (1)	TCW Moderate LifePlan Fund (1)	TCW Aggressive LifePlan Fund (1)		TCW Global Aggressive LifePlan Fund (1)
TCW Core Fixed Income Fund	0.29%	0.18%	0.02%		0.16%
TCW Diversified Value Fund	N/A	0.01%	0.00	% (2)	0.01%
TCW Emerging Markets Income Fund	N/A	N/A	N/A		0.19%
TCW Global Equities Fund	N/A	N/A	N/A		0.79%
TCW Growth Equities Fund	N/A	0.16%	0.06%		0.06%
TCW High Yield Bond Fund	N/A	0.05%	N/A		N/A
TCW Large Cap Growth Fund	0.53%	1.15%	0.36%		1.13%
TCW Money Market Fund	0.01%	N/A	N/A		N/A
TCW Relative Value Small Cap Fund	N/A	N/A	0.01%		N/A
TCW Small Cap Growth Fund	N/A	N/A	0.01%		N/A
TCW Spectrum Fund	1.00%	N/A	N/A		N/A
TCW Value Opportunities Fund	N/A	0.01%	0.01%		0.01%

(1)  Percentage ownership based on total net assets of the underlying fund.

(2)  Amount rounds to less than 0.01%.

A copy of the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW Global Equities Fund, the TCW High Yield Bond Fund and the TCW Money Market Fund financial statements is available by calling 800-FUND-TCW (800-386-3829) or by going to the SEC website at http:// www.sec.gov. Financial statements for the remaining underlying funds are included in this report.

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting: The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value: The Net Asset Value of each Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Fund/Class on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations: Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price. Investments of LifePlan Funds are valued based on the net asset value per share of the underlying funds.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale or bid prices are not reflective of a security's market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company's Board of Directors.

Short-term debt securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Other short-term debt securities are valued on a marked-to-market basis until

US EQUITIES

TCW Funds, Inc.

April 30, 2008

such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value of the 61st day prior to maturity.

Security Transactions and Related Investment Income: Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts on securities purchased, including original issue discounts are amortized over the life of the respective securities using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Taxes: The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Repurchase Agreements:  The Funds may invest in repurchase agreements secured by U.S. government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds' custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings. There were no repurchase agreements outstanding at April 30, 2008.

Security Lending: The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. See Note 3.

Use of Estimates: The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Allocation of Operating Activity for Multiple Classes: Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution and administrative services fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions: Dividends and Distributions to shareholders are recorded on the ex-dividend date. The TCW Balanced Fund and the TCW Dividend Focused Fund declare and pay, or reinvest, dividends from net investment income quarterly. The other equity funds and LifePlan Funds declare and pay, or reinvest, dividends from net investment income annually. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 2 — Significant Accounting Policies (Continued)

investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year-end is distributed in the following year.

Note 3 — Security Lending

The Funds listed below have outstanding securities on loan at April 30, 2008. The loans were collateralized with cash which was invested in a money market fund. Income from this investment, net of broker fees, is shown on the Statement of Operations (amounts in thousands).

	Market Value of Loaned Securities	Collateral Value
TCW Diversified Value Fund	$77,261	$80,232
TCW Dividend Focused Fund	164,044	170,043
TCW Equities Fund	15,125	15,456
TCW Focused Equities Fund	8,410	8,591
TCW Growth Equities Fund	10,689	10,950
TCW Relative Value Small Cap Fund	24,698	25,610
TCW Select Equities Fund	145,248	148,369
TCW Small Cap Growth Fund	26,433	27,217
TCW Value Opportunities Fund	103,914	106,965

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

At April 30, 2008, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Equities Fund
Unrealized Appreciation	$610	$79,830	$149,243	$13,840
Unrealized (Depreciation)	(722)	(108,262)	(147,303)	(2,098)
Net Unrealized Appreciation	$(112)	$(28,432)	$1,940	$11,742
Cost of Investments for Federal Income Tax Purposes	$9,633	$1,055,336	$1,627,894	$60,569
	TCW Focused Equities Fund	TCW Growth Fund	TCW Growth Equities Fund	TCW Large Cap Growth Fund
Unrealized Appreciation	$7,616	$68	$12,072	$3,517
Unrealized (Depreciation)	(1,607)	(41)	(3,105)	(569)
Net Unrealized Appreciation	$6,009	$27	$8,967	$2,948
Cost of Investments for Federal Income Tax Purposes	$47,580	$988	$48,216	$21,287

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TCW Funds, Inc.

April 30, 2008

	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Spectrum Fund
Unrealized Appreciation	$15,195	$462,295	$8,901	$3,198
Unrealized (Depreciation)	(17,504)	(25,151)	(9,817)	(2,012)
Net Unrealized Appreciation	$(2,309)	$437,144	$(916)	$1,186
Cost of Investments for Federal Income Tax Purposes	$122,637	$1,449,737	$135,006	$25,261
	TCW Value Added Fund	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
Unrealized Appreciation	$210	$80,056	$12	$19
Unrealized (Depreciation)	(235)	(20,195)	(19)	(33)
Net Unrealized Appreciation	$(25)	$59,861	$(7)	$(14)
Cost of Investments for Federal Income Tax Purposes	$3,798	$526,476	$890	$901

	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
Unrealized Appreciation	$11	$14
Unrealized (Depreciation)	(15)	(72)
Net Unrealized Appreciation	$(4)	$(58)
Cost of Investments for Federal Income Tax Purposes	$224	$1,086

The Funds adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48 ("FIN No. 48"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109, during the six months ended April 30, 2008. The adoption of FIN No. 48 did not have a material effect on the net asset value, financial condition or results of operations of the Funds, as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the six months ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits nor recognized any interest and penalties related to unrecognized tax benefits.

The Funds are subject to examination by U.S. federal and state tax authorities for returns filed after 2004 and 2003, respectively.

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Balanced Fund	0.60%
TCW Diversified Value Fund	0.75%
TCW Dividend Focused Fund	0.75%
TCW Equities Fund	0.55%
TCW Focused Equities Fund	0.65%
TCW Growth Fund	0.75%
TCW Growth Equities Fund	1.00%
TCW Large Cap Growth Fund	0.65%
TCW Relative Value Small Cap Fund	0.90%
TCW Select Equities Fund	0.75%
TCW Small Cap Growth Fund	1.00%
TCW Spectrum Fund	0.55%
TCW Value Added Fund	1.00%
TCW Value Opportunities Fund	0.80%

The LifePlan Funds do not pay management fees to the Advisor; however, the LifePlan Funds pay management fees to the Advisor indirectly, as a shareholder in the underlying TCW funds. In addition to the management fees, the Funds reimburse, with approval by the Company's Board of Directors, the Advisor's costs associated in support of the Funds' Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included on the Statement of Operations.

The operating expenses for I and N Classes are limited to the average of the total expense ratios as reported by Lipper, Inc. ("Lipper Average") for each Fund's respective investment objective, which is subject to change on a monthly basis. The operating expenses for the K Class are limited to the Lipper Average plus 0.25% of the class net assets. This expense limitation is voluntary and is terminable on a six months notice. The Lipper, Inc. expense ratios, in effect as of April 30, 2008, as they relate to each Fund were as follows:

TCW Balanced Fund	1.12%
TCW Diversified Value Fund	1.27%
TCW Dividend Focused Fund	1.33%
TCW Equities Fund	1.28%
TCW Focused Equities Fund	1.28%
TCW Growth Fund	1.36%
TCW Growth Equities Fund	1.50%
TCW Large Cap Growth Fund	1.36%
TCW Relative Value Small Cap Fund	1.46%
TCW Select Equities Fund	1.36%
TCW Small Cap Growth Fund	1.61%
TCW Spectrum Fund	1.28%
TCW Value Added Fund	1.52%
TCW Value Opportunities Fund	1.41%
TCW Conservative LifePlan Fund	0.98%
TCW Moderate LifePlan Fund	1.03%
TCW Aggressive LifePlan Fund	1.12%
TCW Global Aggressive LifePlan Fund	1.39%

The amount borne by the Advisor when the operating expenses of a Fund are in excess of the Lipper Average cannot be recaptured in the subsequent fiscal years. The Advisor can only recapture expenses within a given fiscal year for that year's operating expenses.

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TCW Funds, Inc.

April 30, 2008

Note 6 — Distribution Plan

TCW Funds Distributor ("Distributor"), an affiliate of the Advisor, serves as the non-exclusive distributor of each class of the Fund's shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class and K Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class and K Class shares for distribution and related services.

The K Class shares are also subject to an administrative services fee. The Distributor receives an administrative services fee at an annual rate of up to 0.50% of the average daily net assets of the class for procuring recordkeeping, subaccounting and other administrative services to investors of the class. The Distributor expects to use a significant portion of this fee to compensate retirement plan service providers, brokers, bank trust departments, financial advisers and other financial intermediaries for providing these services to their customers.

Note 7 — Transactions with Affiliates

The summary of LifePlan Funds transactions in the securities of affiliated issuers for the six months ended April 30, 2008 is as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income Received (in thousands)		Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Conservative LifePlan Fund
TCW Core Fixed Income Fund	23,020	19,903	6,261	36,661	$364	$7		$—
TCW Large Cap Growth Fund	631	4,749	149	5,231	122	—		—
TCW Spectrum Fund	14,546	13,403	4,594	23,355	264	1		9
TCW Money Market Fund	23,030	113,551	3,886	132,695	133	1		—
Total					$883	$9		$9

TCW Moderate LifePlan Fund
TCW Core Fixed Income Fund	24,203	683	2,832	22,054	$219	$6		$—
TCW Diversified Value Fund	6,615	1,471	546	7,540	112	1		2
TCW Growth Equities Fund	5,216	433	414	5,235	76	—		7
TCW High Yield Bond Fund	6,695	327	550	6,472	41	1		—
TCW Large Cap Growth Fund	12,849	—	1,415	11,434	266	—		—
TCW Spectrum Fund	11,374	794	12,168	—	—	1		9
TCW Value Opportunities Fund	3,180	505	249	3,436	66	—	(1)	9
Total					$780	$9		$27

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 7 — Transactions with Affiliates (Continued)

Name of Affiliated Issuer	Number of Shares Held Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held End of Period	Value at End of Period (in thousands)	Dividends and Interest Income Received (in thousands)		Distributions Received from and Net Realized Gain (Loss) (in thousands)
TCW Aggressive LifePlan Fund
TCW Core Fixed Income Fund	2,231	66	—	2,297	$23	$1		$—
TCW Diversified Value Fund	2,802	90	—	2,892	43	—	(1)	1
TCW Growth Equities Fund	1,648	149	—	1,797	26	—		2
TCW Large Cap Growth Fund	3,529	—	—	3,529	82	—		—
TCW Relative Value Small Cap Fund	1,010	108	—	1,118	13	—		1
TCW Small Cap Growth Fund	353	—	—	353	8	—		—
TCW Value Opportunities Fund	1,111	192	—	1,303	25	—	(1)	4
Total					$220	$1		$8
TCW Global Aggressive LifePlan Fund
TCW Core Fixed Income Fund	25,423	670	6,271	19,822	$197	$7		$—
TCW Diversified Value Fund	8,074	258	2,070	6,262	93	1		2
TCW Emerging Markets Income Fund	9,050	641	2,340	7,351	54	1		4
TCW Global Equities Fund	32,621	1,448	8,478	25,591	339	5		16
TCW Growth Equities Fund	2,536	229	728	2,037	29	—		3
TCW Large Cap Growth Fund	14,874	—	3,712	11,162	260	—		—
TCW Value Opportunities Fund	3,310	569	955	2,924	56	—	(1)	10
Total					$1,028	$14		$35

Note 8 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the Six Months Ended April 30, 2008, were as follows (amounts in thousands):

	TCW Balanced Fund	TCW Diversified Value Fund	TCW Dividend Focused Fund	TCW Equities Fund
Purchases at Cost	$3,589	$226,501	$302,786	$14,755

Sales Proceeds	$3,133	$169,228	$298,145	$26,080

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TCW Funds, Inc.

April 30, 2008

	TCW Focused Equities Fund	TCW Growth Fund	TCW Growth Equities Fund	TCW Large Cap Growth Fund
Purchases at Cost	$14,591	$1,194	$15,583	$11,850
Sales Proceeds	$11,050	$227	$15,133	$4,021
	TCW Relative Value Small Cap Fund	TCW Select Equities Fund	TCW Small Cap Growth Fund	TCW Spectrum Fund
Purchases at Cost	$13,446	$596,053	$95,611	$8,741
Sales Proceeds	$13,324	$1,182,218	$54,273	$11,662
	TCW Value Added Fund	TCW Value Opportunities Fund	TCW Conservative LifePlan Fund	TCW Moderate LifePlan Fund
Purchases at Cost	$2,759	$106,254	$563	$164
Sales Proceeds	$18,224	$310,795	$127	$225

	TCW Aggressive LifePlan Fund	TCW Global Aggressive LifePlan Fund
Purchases at Cost	$9	$51
Sales Proceeds	$—	$333

For the six months ended April 30, 2008, the TCW Balanced Fund and TCW Diversified Value Fund had purchases of U.S. Government securities in the amount of $1,967 and 14,614, respectively; and sales of U.S. Government securities in the amount of $1,957 and $0, respectively.

Note 9 — Capital Share Transactions

Transactions in each Fund's shares were as follows:

TCW Balanced Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	795	$8	2,995	$32
Shares Issued upon Reinvestment of Dividends	104	1	42	—	(1)
Shares Redeemed	—	—	—	—
Net Increase	899	$9	3,037	$32

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TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Balanced Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	—	$—
Shares Issued upon Reinvestment of Dividends	31,813	322	17,892	192
Shares Redeemed	—	—	—	—
Net Increase	31,813	$322	17,892	$192
TCW Diversified Value Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	7,817,981	$117,067	21,787,093	$368,998
Shares Issued upon Reinvestment of Dividends	1,587,701	24,816	465,231	7,606
Shares Redeemed	(8,165,814)	(120,208)	(6,366,864)	(107,902)
Net Increase	1,239,868	$21,675	15,885,460	$268,702
TCW Diversified Value Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,307,784	$48,482	8,011,225	$135,174
Shares Issued upon Reinvestment of Dividends	338,425	5,273	67,307	1,097
Shares Redeemed	(2,475,564)	(36,588)	(2,124,993)	(35,901)
Net Increase	1,170,645	$17,167	5,953,539	$100,370
TCW Dividend Focused Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,664,168	$44,774	8,073,331	$112,090
Shares Issued upon Reinvestment of Dividends	832,444	10,577	479,097	6,497
Shares Redeemed	(4,888,396)	(59,313)	(3,705,673)	(51,971)
Net Increase (Decrease)	(391,784)	$(3,962)	4,846,755	$66,616
TCW Dividend Focused Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	12,471,219	$154,446	37,570,664	$520,981
Shares Issued upon Reinvestment of Dividends	5,020,254	64,011	3,021,258	40,933
Shares Redeemed	(23,681,659)	(290,733)	(26,306,665)	(366,273)
Net Increase (Decrease)	(6,190,186)	$(72,276)	14,285,257	$195,641

US EQUITIES

TCW Funds, Inc.

April 30, 2008

TCW Dividend Focused Fund	Six Months Ended April 30, 2008
K Class	Shares	(in thousands)
Shares Sold	168	$2
Shares Issued upon Reinvestment of Dividends	3	—	(1)
Shares Redeemed	—	—
Net Increase	171	$2

TCW Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	116,307	$1,242	347,228	$5,977
Shares Issued upon Reinvestment of Dividends	349,935	5,200	323,849	5,337
Shares Redeemed	(608,180)	(8,331)	(1,756,102)	(30,932)
Net Decrease	(141,938)	$(1,889)	(1,085,025)	$(19,618)
TCW Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	33,359	$460	67,280	$1,133
Shares Issued upon Reinvestment of Dividends	28,798	429	24,567	405
Shares Redeemed	(150,872)	(2,148)	(262,649)	(4,512)
Net Decrease	(88,715)	$(1,259)	(170,802)	$(2,974)

TCW Equities Fund	Six Months Ended April 30, 2008
K Class	Shares	(in thousands)
Shares Sold	—	$—
Shares Issued upon Reinvestment of Dividends	2	—	(1)
Shares Redeemed	—	—
Net Increase	2	$—	(1)

TCW Focused Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	42,685	$653	313,268	$4,650
Shares Issued upon Reinvestment of Dividends	1,580	25	1,259	19
Shares Redeemed	(51,035)	(747)	(184,885)	(2,808)
Net Increase (Decrease)	(6,770)	$(69)	129,642	$1,861

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Focused Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	318,713	$4,713	765,142	$11,540
Shares Issued upon Reinvestment of Dividends	8,261	128	3,640	53
Shares Redeemed	(99,387)	(1,468)	(152,146)	(2,352)
Net Increase	227,587	$3,373	616,636	$9,241

TCW Growth Fund I Class	January 2, 2008 (Commencement of Operations) through April 30, 2008
	Shares	(in thousands)
Shares Sold	25,000	$500
Net Increase	25,000	$500
TCW Growth Fund N Class	January 2, 2008 (Commencement of Operations) through April 30, 2008
	Shares	(in thousands)
Shares Sold	25,000	$500
Net Increase	25,000	$500

TCW Growth Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	314,887	$4,703	578,969	$8,582
Shares Issued upon Reinvestment of Dividends	198,854	3,051	—	—
Shares Redeemed	(238,891)	(3,476)	(500,247)	(6,822)
Net Increase	274,850	$4,278	78,722	$1,760
TCW Growth Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	199,087	$2,944	255,605	$3,916
Shares Issued upon Reinvestment of Dividends	50,556	774	—	—
Shares Redeemed	(277,861)	(3,988)	(143,551)	(2,082)
Net Increase (Decrease)	(28,218)	$(270)	112,054	$1,834
TCW Large Cap Growth Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	329,849	$7,670	207,446	$4,448
Shares Redeemed	(10,292)	(233)	(59,736)	(1,375)
Net Increase	319,557	$7,437	147,710	$3,073

US EQUITIES

TCW Funds, Inc.

April 30, 2008

TCW Large Cap Growth Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	36,871	$798	81,369	$1,794
Shares Redeemed	(19,772)	(411)	(14,118)	(325)
Net Increase	17,099	$387	67,251	$1,469
TCW RelativeValue Small Cap Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	37,957	$474	232,528	$3,523
Shares Issued upon Reinvestment of Dividends	66,829	881	110,104	1,611
Shares Redeemed	(464,892)	(6,134)	(1,608,915)	(24,742)
Net Decrease	(360,106)	$(4,779)	(1,266,283)	$(19,608)
TCW RelativeValue Small Cap Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,698,144	$20,020	2,043,029	$30,946
Shares Issued upon Reinvestment of Dividends	689,460	8,914	333,681	4,812
Shares Redeemed	(1,262,080)	(15,132)	(2,073,121)	(31,382)
Net Increase	1,125,524	$13,802	303,589	$4,376
TCW RelativeValue Small Cap Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	23,411	$278	55,394	$850
Shares Issued upon Reinvestment of Dividends	17,344	225	12,362	180
Shares Redeemed	(46,678)	(556)	(119,034)	(1,801)
Net Decrease	(5,923)	$(53)	(51,278)	$(771)
TCW Select Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	5,425,102	$102,427	14,070,528	$281,309
Shares Issued upon Reinvestment of Dividends	8,580,727	169,555	1,141,759	21,808
Shares Redeemed	(32,603,705)	(594,512)	(63,960,834)	(1,245,852)
Net Decrease	(18,597,876)	$(322,530)	(48,748,547)	$(942,735)

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Select Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	3,434,048	$61,177	5,824,880	$112,512
Shares Issued upon Reinvestment of Dividends	3,135,903	60,115	431,015	8,030
Shares Redeemed	(13,904,675)	(240,321)	(28,525,860)	(547,358)
Net Decrease	(7,334,724)	$(119,029)	(22,269,965)	$(426,816)
TCW Select Equities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	13,817	$229	12,306	$241
Shares Issued upon Reinvestment of Dividends	6,176	118	817	15
Shares Redeemed	(6,419)	(111)	(49,226)	(950)
Net Increase (Decrease)	13,574	$236	(36,103)	$(694)
TCW Small Cap Growth Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	2,662,119	$60,160	1,126,560	$24,508
Shares Redeemed	(921,839)	(20,962)	(323,400)	(7,259)
Net Increase	1,740,280	$39,198	803,160	$17,249
TCW Small Cap Growth Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	345,264	$7,540	205,045	$4,450
Shares Redeemed	(124,180)	(2,672)	(1,116,460)	(23,414)
Net Increase (Decrease)	221,084	$4,868	(911,415)	$(18,964)
TCW Spectrum Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	97,830	$393	720,177	$9,656
Shares Issued upon Reinvestment of Dividends	119,505	1,445	41,875	526
Shares Redeemed	(376,464)	(3,996)	(151,814)	(2,047)
Net Increase (Decrease)	(159,129)	$(2,158)	610,238	$8,135
TCW Spectrum Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	136,488	$1,507	133,225	$1,803
Shares Issued upon Reinvestment of Dividends	34,405	416	9,582	120
Shares Redeemed	(6,013)	(60)	(1,174)	(16)
Net Increase	164,880	$1,863	141,633	$1,907

US EQUITIES

TCW Funds, Inc.

April 30, 2008

TCW Value Added Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	79,795	$814	178,699	$2,404
Shares Issued upon Reinvestment of Dividends	267,544	2,750	290,590	3,734
Shares Redeemed	(1,737,145)	(16,252)	(825,780)	(11,302)
Net Decrease	(1,389,806)	$(12,688)	(356,491)	$(5,164)
TCW Value Added Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	9,172	$127	6,635	$106
Shares Issued upon Reinvestment of Dividends	1,030	13	21	— (1)
Shares Redeemed	(319)	(5)	(4,288)	(70)
Net Increase	9,883	$135	2,368	$36

TCW Value Added Fund	Six Months Ended April 30, 2008
K Class	Shares	(in thousands)
Shares Sold	—	$—
Shares Issued upon Reinvestment of Dividends	1	—	(1)
Shares Redeemed	—	—
Net Increase	1	$—	(1)

TCW Value Opportunities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
I Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	1,851,763	$34,985	3,008,369	$71,965
Shares Issued upon Reinvestment of Dividends	3,025,839	58,126	2,805,404	63,346
Shares Redeemed	(8,922,290)	(169,852)	(16,809,136)	(408,934)
Net Decrease	(4,044,688)	$(76,741)	(10,995,363)	$(273,623)
TCW Value Opportunities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
N Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	956,085	$17,870	2,541,630	$59,610
Shares Issued upon Reinvestment of Dividends	1,109,365	20,900	742,210	16,484
Shares Redeemed	(2,544,154)	(48,657)	(4,057,471)	(96,251)
Net Decrease	(478,704)	$(9,887)	(773,631)	$(20,157)

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 9 — Capital Share Transactions (Continued)

TCW Value Opportunities Fund	Six Months Ended April 30, 2008		Year Ended October 31, 2007
K Class	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	28,410	$535	62,529	$1,474
Shares Issued upon Reinvestment of Dividends	58,004	1,090	32,279	718
Shares Redeemed	(103,290)	(1,834)	(94,365)	(2,232)
Net Increase (Decrease)	(16,876)	$(209)	443	$(40)
TCW Conservative LifePlan Fund I Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	47,706	$456	37,899	$379
Shares Issued upon Reinvestment of Dividends	1,541	15	97	1
Shares Redeemed	(3,898)	(39)	(4,843)	(50)
Net Increase	45,349	$432	33,153	$330
TCW Conservative LifePlan Fund N Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,000	$100
Shares Issued upon Reinvestment of Dividends	496	5	97	1
Net Increase	496	$5	10,097	$101
TCW Moderate LifePlan Fund I Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	258,497	$2,705
Shares Issued upon Reinvestment of Dividends	4,958	49	83	1
Shares Redeemed	(9,191)	(97)	(176,875)	(1,877)
Net Increase (Decrease)	(4,233)	$(48)	81,705	$829
TCW Moderate LifePlan Fund N Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,000	$100
Shares Issued upon Reinvestment of Dividends	704	7	83	1
Net Increase	704	$7	10,083	$101

US EQUITIES

TCW Funds, Inc.

April 30, 2008

TCW Aggressive LifePlan Fund I Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,389	$103
Shares Issued upon Reinvestment of Dividends	239	3	50	1
Net Increase	239	$3	10,439	$104
TCW Aggressive LifePlan Fund N Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,000	$100
Shares Issued upon Reinvestment of Dividends	221	2	50	1
Net Increase	221	$2	10,050	$101
TCW Global Aggressive LifePlan Fund I Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	121,869	$1,258
Shares Issued upon Reinvestment of Dividends	1,192	13	48	— (1)
Shares Redeemed	(33,318)	(333)	—	—
Net Increase (Decrease)	(32,126)	$(320)	121,917	$1,258
TCW Global Aggressive LifePlan Fund N Class	Six Months Ended April 30, 2008		November 16, 2006 (Commencement of Operations) through October 31, 2007
	Shares	(in thousands)	Shares	(in thousands)
Shares Sold	—	$—	10,000	$100
Shares Issued upon Reinvestment of Dividends	98	1	48	— (1)
Net Increase	98	$1	10,048	$100

(1)  Amount rounds to less than $1 (in thousands).

There were no capital share transactions in the TCW Dividend Focused Fund — K Class, the TCW Equities Fund — K Class shares, and in the TCW Value Added Fund — K Class shares during the year ended October 31, 2007.

Note 10 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and

US EQUITIES

TCW Funds, Inc.

Notes to Financial Statements (Unaudited) (Continued)

Note 10 — Restricted Securities (Continued)

expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at April 30, 2008.

Note 11 — Recently Issued Accounting Pronouncements

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in accordance with accounting principles generally accepted in the United States of America and expands disclosure about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007 and will be implemented in the future financial reports.

Note 12 — Subsequent Event

In May 2008, the Advisor sent a letter to the shareholders of the TCW Value Added Fund and Aggressive LifePlan Fund notifying them that the Funds will terminate on July 28, 2008. All remaining shares will be redeemed on that date with that day's NAV. Shareholders can redeem their shares prior to that date.

TCW Balanced Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	September 1, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.84		$10.46	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)		0.35	0.43
Total from Investment Operations	(0.46)		0.54	0.46
Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.14)	—
Distributions from Net Realized Gain	(0.25)		(0.02)	—
Total Distributions	(0.35)		(0.16)	—
Net Asset Value per Share, End of Period	$10.03		$10.84	$10.46
Total Return	(4.32	)% (2)	5.11%	4.60	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$40		$33	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	27.62	% (5)	26.31%	17,582.03	% (5)
After Expense Reimbursement	1.14	% (5)	1.17%	1.22	% (5)
Ratio of Net Investment Income to Average Net Assets	2.08	% (5)	1.75%	1.64	% (5)
Portfolio Turnover Rate	34.11	% (2)	56.40%	4.70	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Annualized.

See accompanying notes to financial statements.

TCW Balanced Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	September 1, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$10.77		$10.44	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.19	0.03
Net Realized and Unrealized Gain (Loss) on Investments	(0.56)		0.35	0.42
Total from Investment Operations	(0.46)		0.54	0.45
Less Distributions:
Distributions from Net Investment Income	(0.10)		(0.19)	(0.01)
Distributions from Net Realized Gain	(0.25)		(0.02)	—
Total Distributions	(0.35)		(0.21)	(0.01)
Net Asset Value per Share, End of Period	$9.96		$10.77	$10.44
Total Return	(4.33	)% (2)	5.18%	4.53	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$9,468		$9,899	$9,410
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.67	% (4)	1.70%	2.87	% (4)
After Expense Reimbursement	1.14	% (4)	1.17%	1.22	% (4)
Ratio of Net Investment Income to Average Net Assets	2.09	% (4)	1.77%	1.59	% (4)
Portfolio Turnover Rate	34.11	% (2)	56.40%	4.70	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period September 1, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,			January 2, 2004 (Commencement of Offering of I Class Shares) through
	(Unaudited)		2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$16.91		$16.24	$13.85	$12.34	$11.27
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.16	0.11	0.09	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.59)		0.73	2.58	1.67	1.06
Total from Investment Operations	(1.49)		0.89	2.69	1.76	1.07
Less Distributions:
Distributions from Net Investment Income	(0.15)		(0.10)	(0.05)	(0.04)	—
Distributions from Net Realized Gain	(0.35)		(0.12)	(0.25)	(0.21)	—
Total Distributions	(0.50)		(0.22)	(0.30)	(0.25)	—
Net Asset Value per Share, End of Period	$14.92		$16.91	$16.24	$13.85	$12.34
Total Return	(8.99	)% (2)	5.53%	19.79%	14.33%	9.49	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$763,976		$844,811	$553,622	$119,319	$30,426
Ratio of Expenses to Average Net Assets	0.94	% (4)	0.96%	0.94%	1.01%	1.24	% (4)
Ratio of Net Investment Income to Average Net Assets	1.37	% (4)	0.95%	0.77%	0.63%	0.08	% (4)
Portfolio Turnover Rate	18.69	% (2)	30.58%	27.44%	34.74%	59.75	% (5)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period January 2, 2004 (Commencement of Offering of I Class Shares) through October 31, 2004 and is not indicative of a full year's operating results.

(4)  Annualized.

(5)  Represents the Fund's portfolio turnover for the year ended October 31, 2004.

See accompanying notes to financial statements.

TCW Diversified Value Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$16.83		$16.18	$13.78	$12.32	$10.61	$8.23
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.08		0.12	0.08	0.04	(0.01)	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.58)		0.72	2.57	1.65	1.73	2.44
Total from Investment Operations	(1.50)		0.84	2.65	1.69	1.72	2.45
Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.07)	— (2)	(0.02)	(0.01)	(0.07)
Distributions from Net Realized Gain	(0.35)		(0.12)	(0.25)	(0.21)	—	—
Total Distributions	(0.47)		(0.19)	(0.25)	(0.23)	(0.01)	(0.07)
Net Asset Value per Share, End of Period	$14.86		$16.83	$16.18	$13.78	$12.32	$10.61
Total Return	(9.08	)% (3)	5.28%	19.56%	13.81%	16.25%	29.99%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$184,017		$188,715	$85,125	$35,248	$13,396	$7,729
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.16	% (4)	1.18%	1.20%	1.41%	1.80%	2.43%
After Expense Reimbursement	N/A		N/A	N/A	1.40%	1.45%	1.34%
Ratio of Net Investment (Loss) to Average Net Assets	1.13	% (4)	0.72%	0.52%	0.27%	(0.06)%	0.14%
Portfolio Turnover Rate	18.69	% (3)	30.58%	27.44%	34.74%	59.75%	38.33%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,		November 1, 2004 (Commencement of Offering of I Class Shares) through
	(Unaudited)		2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$14.24		$13.22	$11.32	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.16		0.27	0.22	0.16
Net Realized and Unrealized Gain (Loss) on Investments	(1.63)		1.25	1.91	1.42
Total from Investment Operations	(1.47)		1.52	2.13	1.58
Less Distributions:
Distributions from Net Investment Income	(0.18)		(0.29)	(0.19)	(0.18)
Distributions from Net Realized Gain	(0.51)		(0.21)	(0.04)	(0.08)
Total Distributions	(0.69)		(0.50)	(0.23)	(0.26)
Net Asset Value per Share, End of Period	$12.08		$14.24	$13.22	$11.32
Total Return	(10.52	)% (2)	11.70%	19.07%	9.73%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$199,955		$241,170	$159,858	$51,577
Ratio of Expenses to Average Net Assets	0.85	% (3)	0.85%	0.87%	1.02%
Ratio of Net Investment Income to Average Net Assets	2.54	% (3)	1.94%	1.81%	1.37%
Portfolio Turnover Rate	19.69	% (2)	26.19%	25.14%	31.50%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — N Class

	Six Months Ended			April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$14.23		$13.20	$11.30	$10.56	$10.12	$8.92
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.14		0.23	0.18	0.14	0.09	0.10
Net Realized and Unrealized Gain (Loss) on Investments	(1.62)		1.25	1.91	0.86	1.27	2.13
Total from Investment Operations	(1.48)		1.48	2.09	1.00	1.36	2.23
Less Distributions:
Distributions from Net Investment Income	(0.13)		(0.24)	(0.15)	(0.18)	(0.10)	(0.12)
Distributions from Net Realized Gain	(0.51)		(0.21)	(0.04)	(0.08)	(0.82)	(0.91)
Total Distributions	(0.64)		(0.45)	(0.19)	(0.26)	(0.92)	(1.03)
Net Asset Value per Share, End of Period	$12.11		$14.23	$13.20	$11.30	$10.56	$10.12
Total Return	(10.68	)% (2)	11.37%	18.72%	9.48%	14.36%	27.59%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,250,729		$1,557,793	$1,256,657	$827,175	$214,493	$31,949
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.15	% (3)	1.15%	1.16%	1.25%	1.33%	1.52%
After Expense Reimbursement	N/A		N/A	N/A	N/A	N/A	1.39%
Ratio of Net Investment Income to Average Net Assets	2.24	% (3)	1.65%	1.51%	1.27%	0.91%	1.13%
Portfolio Turnover Rate	19.69	% (2)	26.19%	25.14%	31.50%	44.05%	33.22%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Dividend Focused Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$14.88		$13.36	$11.61
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.10		0.23	0.21
Net Realized and Unrealized Gain (Loss) on Investments	(1.68)		1.29	1.54
Total from Investment Operations	(1.58)		1.52	1.75
Less Distributions:
Distributions from Net Investment Income	(0.06)		—	—
Distributions from Net Realized Gain	(0.51)		—	—
Total Distributions	(0.57)		—	—
Net Asset Value per Share, End of Period	$12.73		$14.88	$13.36
Total Return	(10.87	)% (2)	11.38%	15.07	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2		$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1,912.93	% (5)	23,949.89%	15,665.05	% (5)
After Expense Reimbursement	1.38	% (5)	1.59%	1.60	% (5)
Ratio of Net Investment Income to Average Net Assets	1.60	% (5)	1.64%	2.02	% (5)
Portfolio Turnover Rate	19.69	% (2)	26.19%	25.14	% (6)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period January 3, 2006 (Commencement of Offering of K Class Shares) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Annualized.

(6)  Represents the Fund's portfolio turnover for the year ended October 31, 2006.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$17.48		$17.30	$15.00	$13.64	$12.09	$9.75
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.07		0.16	0.17	0.11	0.10	0.08
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)		1.39	2.27	1.38	1.52	2.36
Total from Investment Operations	(0.81)		1.55	2.44	1.49	1.62	2.44
Less Distributions:
Distributions from Net Investment Income	(0.17)		(0.20)	(0.14)	(0.13)	(0.07)	(0.10)
Distributions from Net Realized Gain	(2.10)		(1.17)	—	—	—	—
Total Distributions	(2.27)		(1.37)	(0.14)	(0.13)	(0.07)	(0.10)
Net Asset Value per Share, End of Period	$14.40		$17.48	$17.30	$15.00	$13.64	$12.09
Total Return	(5.03	)% (2)	9.47%	16.37%	10.99%	13.40%	25.26%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$54,944		$69,172	$87,202	$93,495	$118,025	$107,731
Ratio of Expenses to Average Net Assets	0.83	% (3)	0.76%	0.75%	0.77%	0.74%	0.79%
Ratio of Net Investment Income to Average Net Assets	0.95	% (3)	0.92%	1.06%	0.78%	0.77%	0.74%
Portfolio Turnover Rate	23.64	% (2)	48.92%	30.87%	32.31%	49.31%	60.52%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$17.41		$17.25	$14.91	$13.57	$12.05	$9.72
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.06	0.10	0.02	0.01	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.88)		1.40	2.24	1.38	1.51	2.36
Total from Investment Operations	(0.84)		1.46	2.34	1.40	1.52	2.37
Less Distributions:
Distributions from Net Investment Income	(0.04)		(0.13)	—	(0.06)	—	(0.04)
Distributions from Net Realized Gain	(2.10)		(1.17)	—	—	—	—
Total Distributions	(2.14)		(1.30)	—	(0.06)	—	(0.04)
Net Asset Value per Share, End of Period	$14.43		$17.41	$17.25	$14.91	$13.57	$12.05
Total Return	(5.23	)% (2)	8.86%	15.69%	10.32%	12.62%	24.48%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$2,144		$4,132	$7,039	$10,931	$6,800	$3,916
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.80	% (3)	1.34%	1.30%	1.60%	1.84%	2.42%
After Expense Reimbursement	1.29	% (3)	1.33%	N/A	1.42%	1.42%	1.40%
Ratio of Net Investment Income to Average Net Assets	0.47	% (3)	0.35%	0.61%	0.12%	0.10%	0.07%
Portfolio Turnover Rate	23.64	% (2)	48.92%	30.87%	32.31%	49.31%	60.52%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Equities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2008		Year Ended October 31,				November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$19.22		$17.63	$15.19	$13.70	$12.09	$9.75
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.08)		0.10	0.13	0.10	0.10	(0.03)
Net Realized and Unrealized Gain (Loss) on Investments	(0.97)		1.49	2.31	1.39	1.51	2.37
Total from Investment Operations	(1.05)		1.59	2.44	1.49	1.61	2.34
Less Distributions:
Distributions from Net Realized Gain	(2.10)		—	—	—	—	—
Net Asset Value per Share, End of Period	$16.07		$19.22	$17.63	$15.19	$13.70	$12.09
Total Return	(5.83	)% (2)	8.96%	16.06%	10.79%	13.32%	24.00%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (3)	$—		$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	4,228.85	% (4)	5,421.02%	7,554.91%	5,581.01%	2,294.74%	2.19%
After Expense Reimbursement	1.54	% (4)	1.58%	1.63%	1.67%	1.42%	1.40%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.92	)% (4)	0.53%	0.78%	0.66%	0.76%	(0.24)%
Portfolio Turnover Rate	23.64	% (2)	48.92%	30.87%	32.31%	49.31%	60.52%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,		November 1, 2004 (Commencement of Offering of I Class Shares) through
	(Unaudited)		2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$15.72		$14.34	$12.28	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		0.07	0.02	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)		1.34	2.04	2.30
Total from Investment Operations	(0.49)		1.41	2.06	2.28
Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.03)	—	—
Net Asset Value per Share, End of Period	$15.17		$15.72	$14.34	$12.28
Total Return	(3.16	)% (2)	9.86%	16.78%	11.94%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$6,822		$7,176	$4,689	$— (3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.25	% (4)	1.18%	2.25%	416.31%
After Expense Reimbursement	N/A		N/A	1.38%	1.38%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.55	% (4)	0.38%	0.13%	(0.21)%
Portfolio Turnover Rate	26.76	% (2)	63.43%	37.47%	42.82%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Focused Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$15.67		$14.31	$12.28	$10.97	$9.51	$7.50
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.04		0.04	0.04	0.01	(0.01)	— (2)
Net Realized and Unrealized Gain (Loss) on Investments	(0.53)		1.35	2.01	1.30	1.47	2.03
Total from Investment Operations	(0.49)		1.39	2.05	1.31	1.46	2.03
Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.03)	(0.01)	—	—	(0.02)
Distributions from Net Realized Gain	—		—	(0.01)	—	—	—
Total Distributions	(0.06)		(0.03)	(0.02)	—	—	(0.02)
Net Asset Value per Share, End of Period	$15.12		$15.67	$14.31	$12.28	$10.97	$9.51
Total Return	(3.16	)% (3)	9.74%	16.75%	11.94%	15.35%	27.13%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$37,708		$35,509	$23,604	$2,251	$1,952	$996
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.23	% (4)	1.27%	1.42%	3.43%	3.56%	7.37%
After Expense Reimbursement	N/A		N/A	1.38%	1.38%	1.41%	1.40%
Ratio of Net Investment (Loss) to Average Net Assets	0.54	% (4)	0.30%	0.33%	0.05%	(0.06)%	0.04%
Portfolio Turnover Rate	26.76	% (3)	63.43%	37.47%	42.82%	67.96%	68.28%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — I Class

	January 2, 2008 (Commencement of Operations) through April 30, 2008 (Unaudited)
Net Asset Value per Share, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.06)
Net Realized and Unrealized Gain on Investments	0.13
Total from Investment Operations	0.07
Net Asset Value per Share, End of Period	$20.07
Total Return	0.35	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$502
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.11	% (3)
After Expense Reimbursement	1.42	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.97	)% (3)
Portfolio Turnover Rate	24.60	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 2, 2008 (Commencement of Operations) through April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Growth Fund

Financial Highlights — N Class

	January 2, 2008 (Commencement of Operations) through April 30, 2008 (Unaudited)
Net Asset Value per Share, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.06)
Net Realized and Unrealized Gain on Investments	0.13
Total from Investment Operations	0.07
Net Asset Value per Share, End of Period	$20.07
Total Return	0.35	% (2)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$502
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	7.36	% (3)
After Expense Reimbursement	1.42	% (3)
Ratio of Net Investment (Loss) to Average Net Assets	(0.97	)% (3)
Portfolio Turnover Rate	24.60	% (2)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the period January 2, 2008 (Commencement of Operations) through April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,			March 1, 2004 (Commencement of Operations) through
	(Unaudited)		2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$17.91		$12.17	$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.04)		(0.12)	(0.15)	(0.13)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(2.04)		5.86	0.86	1.61	0.08
Total from Investment Operations	(2.08)		5.74	0.71	1.48	(0.02)
Less Distributions:
Distributions from Net Realized Gain	(1.38)		—	—	—	—
Net Asset Value per Share, End of Period	$14.45		$17.91	$12.17	$11.46	$9.98
Total Return	(12.05	)% (2)	47.17%	6.20%	14.83%	(0.20	)% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$39,452		$43,973	$28,916	$24,925	$11,567
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.32	% (4)	1.40%	1.50%	1.62%	2.82	% (4)
After Expense Reimbursement	N/A		N/A	N/A	N/A	1.71	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.49	)% (4)	(0.86)%	(1.23)%	(1.20)%	(1.49	)% (4)
Portfolio Turnover Rate	33.45	% (2)	71.58%	123.31%	57.18%	19.21	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Growth Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,			March 1, 2004 (Commencement of Operations) through
	(Unaudited)		2007	2006	2005	October 31, 2004
Net Asset Value per Share, Beginning of Period	$17.90		$12.17	$11.46	$9.98	$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.05)		(0.14)	(0.16)	(0.10)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(2.05)		5.87	0.87	1.58	—
Total from Investment Operations	(2.10)		5.73	0.71	1.48	(0.02)
Less Distributions:
Distributions from Net Realized Gain	(1.38)		—	—	—	—
Net Asset Value per Share, End of Period	$14.42		$17.90	$12.17	$11.46	$9.98
Total Return	(12.17	)% (2)	47.08%	6.20%	14.83%	(0.20	)% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,337		$9,611	$5,172	$— (4)	$—	(4)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.88	% (5)	2.19%	4.17%	5,104.46%	76.18	% (5)
After Expense Reimbursement	1.51	% (5)	1.54%	1.56%	1.67%	1.71	% (5)
Ratio of Net Investment (Loss) to Average Net Assets	(0.66	)% (5)	(1.00)%	(1.35)%	(0.95)%	(0.36	)% (5)
Portfolio Turnover Rate	33.45	% (2)	71.58%	123.31%	57.18%	19.21	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period March 1, 2004 (Commencement of Operations) through October 31, 2004 and is not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$24.54		$20.28	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.07)		(0.17)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)		4.43	0.38
Total from Investment Operations	(1.28)		4.26	0.28
Net Asset Value per Share, End of Period	$23.26		$24.54	$20.28
Total Return	(5.22	)% (2)	21.01%	1.40	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,338		$12,562	$7,387
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.13	% (4)	1.34%	3.23	% (4)
After Expense Reimbursement	N/A		N/A	1.45	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.61	)% (4)	(0.76)%	(0.71	)% (4)
Portfolio Turnover Rate	21.64	% (2)	56.12%	20.40	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Large Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008 (Unaudited)		Year Ended October 31, 2007	February 6, 2006 (Commencement of Operations) through October 31, 2006
Net Asset Value per Share, Beginning of Period	$24.50		$20.28	$20.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.09)		(0.19)	(0.10)
Net Realized and Unrealized Gain (Loss) on Investments	(1.21)		4.41	0.38
Total from Investment Operations	(1.30)		4.22	0.28
Net Asset Value per Share, End of Period	$23.20		$24.50	$20.28
Total Return	(5.38	)% (2)	20.86%	1.40	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,709		$3,498	$1,531
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.56	% (4)	1.79%	3.71	% (4)
After Expense Reimbursement	1.36	% (4)	1.43%	1.45	% (4)
Ratio of Net Investment (Loss) to Average Net Assets	(0.84	)% (4)	(0.85)%	(0.71	)% (4)
Portfolio Turnover Rate	21.64	% (2)	56.12%	20.40	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period February 6, 2006 (Commencement of Operations) through October 31, 2006 and is not indicative of a full year's operating results.

(4)  Annualized.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007		2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$15.52		$15.29		$13.63	$13.29	$12.00	$8.70
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)		—	(2)	(0.01)	(0.03)	(0.06)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(2.35)		1.06		2.30	1.29	1.43	3.34
Total from Investment Operations	(2.38)		1.06		2.29	1.26	1.37	3.30
Less Distributions:
Distributions from Net Realized Gain	(1.42)		(0.83)		(0.63)	(0.92)	(0.08)	—
Net Asset Value per Share, End of Period	$11.72		$15.52		$15.29	$13.63	$13.29	$12.00
Total Return	(16.35	)% (3)	7.27%		17.27%	9.54%	11.47%	37.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,014		$14,877		$34,008	$31,180	$28,299	$23,417
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.48	% (4)	1.16%		1.16%	1.24%	1.31%	1.40%
After Expense Reimbursement	1.47	% (4)	N/A		N/A	N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	(0.45	)% (4)	—	% (5)	(0.10)%	(0.22)%	(0.48)%	(0.41)%
Portfolio Turnover Rate	14.33	% (3)	33.62%		48.81%	44.61%	51.62%	55.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  Annualized.

(5)  Amount rounds to less than 0.01%.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$15.26		$15.08	$13.49	$13.20	$11.96	$8.69
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)		(0.05)	(0.05)	(0.07)	(0.11)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(2.31)		1.06	2.27	1.28	1.43	3.32
Total from Investment Operations	(2.34)		1.01	2.22	1.21	1.32	3.27
Less Distributions:
Distributions from Net Realized Gain	(1.42)		(0.83)	(0.63)	(0.92)	(0.08)	—
Net Asset Value per Share, End of Period	$11.50		$15.26	$15.08	$13.49	$13.20	$11.96
Total Return	(16.36	)% (2)	7.03%	16.92%	9.21%	11.09%	37.63%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$85,900		$96,786	$91,085	$53,083	$36,392	$24,042
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.46	% (3)	1.43%	1.43%	1.57%	1.69%	1.79%
After Expense Reimbursement	N/A		N/A	N/A	N/A	1.65%	1.50%
Ratio of Net Investment (Loss) to Average Net Assets	(0.44	)% (3)	(0.34)%	(0.37)%	(0.54)%	(0.82)%	(0.51)%
Portfolio Turnover Rate	14.33	% (2)	33.62%	48.81%	44.61%	51.62%	55.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Relative Value Small Cap Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2008		Year Ended October 31,				November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$15.33		$15.20	$13.64	$13.37	$12.00	$8.70
Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.04)		(0.09)	(0.10)	(0.11)	(0.02)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(2.32)		1.05	2.29	1.30	1.39	3.34
Total from Investment Operations	(2.36)		0.96	2.19	1.19	1.37	3.30
Less Distributions:
Distributions from Net Realized Gain	(1.42)		(0.83)	(0.63)	(0.92)	—	—
Net Asset Value per Share, End of Period	$11.55		$15.33	$15.20	$13.64	$13.37	$12.00
Total Return	(16.42	)% (2)	6.63%	16.58%	8.85%	11.42%	37.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,830		$2,520	$3,278	$2,192	$80	$— (3)
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.92	% (4)	2.67%	2.42%	3.24%	1,300.23%	1.86%
After Expense Reimbursement	1.72	% (4)	1.74%	1.77%	1.89%	1.90%	1.35%
Ratio of Net Investment (Loss) to Average Net Assets	(0.71	)% (4)	(0.61)%	(0.67)%	(0.84)%	(0.18)%	(0.45)%
Portfolio Turnover Rate	14.33	% (2)	33.62%	48.81%	44.61%	51.62%	55.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$22.26		$19.17	$19.42	$17.79	$17.00	$11.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	(0.02)		0.02	(0.09)	(0.11)	(0.10)	(0.08)
Net Realized and Unrealized Gain (Loss) on Investments	(1.87)		3.24	(0.16)	1.74	0.89	5.35
Total from Investment Operations	(1.89)		3.26	(0.25)	1.63	0.79	5.27
Less Distributions:
Distributions from Net Investment Income	(0.01)		—	—	—	—	—
Distributions from Net Realized Gain	(2.08)		(0.17)	—	—	—	—
Total Distributions	(2.09)		(0.17)	—	—	—	—
Net Asset Value per Share, End of Period	$18.28		$22.26	$19.17	$19.42	$17.79	$17.00
Total Return	(9.19	)% (2)	17.16%	(1.29)%	9.16%	4.65%	44.93%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,359,074		$2,068,728	$2,716,604	$3,041,961	$2,519,200	$1,946,180
Ratio of Expenses to Average Net Assets	0.95	% (3)	0.92%	0.89%	0.90%	0.86%	0.89%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.25	)% (3)	0.09%	(0.44)%	(0.59)%	(0.55)%	(0.56)%
Portfolio Turnover Rate	27.72	% (2)	32.44%	38.65%	16.32%	14.41%	22.16%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$21.66		$18.71	$19.00	$17.46	$16.75	$11.59
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.05)		(0.04)	(0.14)	(0.16)	(0.15)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(1.81)		3.16	(0.15)	1.70	0.86	5.29
Total from Investment Operations	(1.86)		3.12	(0.29)	1.54	0.71	5.16
Less Distributions:
Distributions from Net Realized Gain	(2.08)		(0.17)	—	—	—	—
Net Asset Value per Share, End of Period	$17.72		$21.66	$18.71	$19.00	$17.46	$16.75
Total Return	(9.31	)% (2)	16.83%	(1.53)%	8.82%	4.24%	44.52%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$399,698		$647,402	$975,971	$1,168,507	$1,215,148	$754,060
Ratio of Expenses to Average Net Assets	1.22	% (3)	1.19%	1.17%	1.21%	1.20%	1.25%
Ratio of Net Investment (Loss) to Average Net Assets	(0.52	)% (3)	(0.19)%	(0.71)%	(0.90)%	(0.89)%	(0.93)%
Portfolio Turnover Rate	27.72	% (2)	32.44%	38.65%	16.32%	14.41%	22.16%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Select Equities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$21.70		$18.83	$19.23	$17.76	$17.01	$11.73
Income (Loss) from Investment Operations:
Net Investment Loss (1)	(0.09)		(0.14)	(0.24)	(0.27)	(0.24)	(0.05)
Net Realized and Unrealized Gain (Loss) on Investments	(1.81)		3.18	(0.16)	1.74	0.99	5.33
Total from Investment Operations	(1.90)		3.04	(0.40)	1.47	0.75	5.28
Less Distributions:
Distributions from Net Realized Gain	(2.08)		(0.17)	—	—	—	—
Net Asset Value per Share, End of Period	$17.72		$21.70	$18.83	$19.23	$17.76	$17.01
Total Return	(9.48	)% (2)	16.29%	(2.08)%	8.28%	4.41%	45.01%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$1,288		$1,283	$1,793	$1,199	$54	$— (3)
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	3.57	% (4)	3.06%	2.98%	4.70%	602.14%	11,965.87%
After expense reimbursement	1.61	% (4)	1.67%	1.71%	1.75%	1.82%	1.62%
Ratio of Net Investment (Loss) to Average Net Assets	(0.95	)% (4)	(0.69)%	(1.27)%	(1.45)%	(1.35)%	(0.38)%
Portfolio Turnover Rate	27.72	% (2)	32.44%	38.65%	16.32%	14.41%	22.16%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$26.30		$19.88	$16.56	$14.71	$14.74	$10.23
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.06		(0.15)	(0.13)	(0.17)	(0.10)	(0.13)
Net Realized and Unrealized Gain (Loss) on Investments	(3.78)		6.57	3.45	2.02	0.07	4.64
Total from Investment Operations	(3.72)		6.42	3.32	1.85	(0.03)	4.51
Net Asset Value per Share, End of Period	$22.58		$26.30	$19.88	$16.56	$14.71	$14.74
Total Return	(14.14	)% (2)	32.29%	19.98%	12.64%	(0.20)%	44.08%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$88,602		$46,914	$27,454	$26,881	$60,251	$97,783
Ratio of Expenses to Average Net Assets	1.20	% (3)	1.29%	1.40%	1.40%	1.20%	1.26%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.51	% (3)	(0.66)%	(0.68)%	(1.10)%	(0.67)%	(1.13)%
Portfolio Turnover Rate	65.00	% (2)	92.14%	96.93%	76.33%	42.56%	84.70%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Small Cap Growth Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$25.58		$19.40	$16.22	$14.44	$14.53	$10.13
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.01)		(0.22)	(0.17)	(0.22)	(0.15)	(0.18)
Net Realized and Unrealized Gain (Loss) on Investments	(3.66)		6.40	3.35	2.00	0.06	4.58
Total from Investment Operations	(3.67)		6.18	3.18	1.78	(0.09)	4.40
Net Asset Value per Share, End of Period	$21.91		$25.58	$19.40	$16.22	$14.44	$14.53
Total Return	(14.35	)% (2)	31.86%	19.61%	12.33%	(0.62)%	43.43%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$17,975		$25,864	$29,310	$31,617	$79,219	$81,834
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	1.73	% (3)	1.69%	1.66%	1.75%	1.60%	1.68%
After expense reimbursement	1.61	% (3)	1.65%	N/A	N/A	N/A	N/A
Ratio of Net Investment (Loss) to Average Net Assets	(0.06	)% (3)	(1.04)%	(0.92)%	(1.44)%	(1.00)%	(1.55)%
Portfolio Turnover Rate	65.00	% (2)	92.14%	96.93%	76.33%	42.56%	84.70%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Spectrum Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,		November 1, 2004 (Commencement of Operations) through
	(Unaudited)		2007	2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$13.98		$12.64	$11.12	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.08	0.05	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.79)		1.67	1.52	1.14
Total from Investment Operations	(1.74)		1.75	1.57	1.15
Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.05)	(0.01)	(0.03)
Distributions from Net Realized Gain	(0.83)		(0.36)	(0.04)	—
Total Distributions	(0.92)		(0.41)	(0.05)	(0.03)
Net Asset Value per Share, End of Period	$11.32		$13.98	$12.64	$11.12
Total Return	(12.87	)% (2)	14.24%	14.22%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$19,157		$25,872	$15,683	$5,444
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	0.93	% (3)	0.96%	1.16%	1.94%
After expense reimbursement	N/A		N/A	N/A	1.45%
Ratio of Net Investment Income to Average Net Assets	0.84	% (3)	0.62%	0.42%	0.05%
Portfolio Turnover Rate	31.95	% (2)	41.67%	41.96%	29.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Spectrum Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,			November 1, 2004 (Commencement of Operations) through
	(Unaudited)		2007		2006	October 31, 2005
Net Asset Value per Share, Beginning of Period	$13.95		$12.61		$11.12	$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.03		0.03		0.02	0.01
Net Realized and Unrealized Gain (Loss) on Investments	(1.79)		1.68		1.52	1.14
Total from Investment Operations	(1.76)		1.71		1.54	1.15
Less Distributions:
Distributions from Net Investment Income	(0.05)		(0.01)		(0.01)	(0.03)
Distributions from Net Realized Gain	(0.83)		(0.36)		(0.04)	—
Total Distributions	(0.88)		(0.37)		(0.05)	(0.03)
Net Asset Value per Share, End of Period	$11.31		$13.95		$12.61	$11.12
Total Return	(13.03	)% (2)	13.84%		13.93%	11.47%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$7,171		$6,548		$4,131	$5,444
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	1.26	% (3)	1.31%		1.46%	2.19%
After expense reimbursement	N/A		1.31	% (4)	1.43%	1.45%
Ratio of Net Investment Income to Average Net Assets	0.51	% (3)	0.26%		0.21%	0.05%
Portfolio Turnover Rate	31.95	% (2)	41.67%		41.96%	29.68%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

(4)  Effect of waiver is less than 0.01%.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$12.67		$14.41	$12.73	$13.59	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.03)		(0.09)	(0.10)	(0.09)	(0.13)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(1.02)		0.33	2.74	0.69	0.04	5.49
Total from Investment Operations	(1.05)		0.24	2.64	0.60	(0.09)	5.37
Less Distributions:
Distributions from Net Realized Gain	(1.71)		(1.98)	(0.96)	(1.46)	(0.12)	—
Net Asset Value per Share, End of Period	$9.91		$12.67	$14.41	$12.73	$13.59	$13.80
Total Return	(8.77	)% (2)	1.46%	21.73%	3.60%	(0.64)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$3,517		$22,100	$30,271	$28,478	$35,609	$34,924
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	2.56	% (3)	1.89%	1.73%	1.72%	1.50%	1.64%
After expense reimbursement	1.52	% (3)	1.53%	1.57%	1.62%	N/A	1.61%
Ratio of Net Investment (Loss) to Average Net Assets	(0.55	)% (3)	(0.63)%	(0.74)%	(0.68)%	(0.91)%	(1.16)%
Portfolio Turnover Rate	21.35	% (2)	69.24%	74.91%	62.76%	71.97%	67.67%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$15.47		$17.17	$14.33	$13.71	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.01)		(0.14)	(0.12)	—	(0.11)	(0.14)
Net Realized and Unrealized Gain (Loss) on Investments	(1.27)		0.42	2.96	0.62	0.02	5.51
Total from Investment Operations	(1.28)		0.28	2.84	0.62	(0.09)	5.37
Less Distributions:
Distributions from Net Realized Gain	(1.71)		(1.98)	—	—	—	—
Net Asset Value per Share, End of Period	$12.48		$15.47	$17.17	$14.33	$13.71	$13.80
Total Return	(8.65	)% (2)	1.46%	19.82%	4.45%	(0.65)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$154		$38	$1	$— (3)	$— (3)	$— (3)
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	9.51	% (4)	16.74%	4,180.98%	7,697.12%	6,789.72%	11,978.69%
After expense reimbursement	1.52	% (4)	1.52%	1.56%	1.62%	1.67%	1.64%
Ratio of Net Investment (Loss) to Average Net Assets	(0.24	)% (4)	(0.85)%	(0.73)%	—%	(0.76)%	(1.34)%
Portfolio Turnover Rate	21.35	% (2)	69.24%	74.91%	62.76%	71.97%	67.67%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Amount rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Value Added Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2008		Year Ended October 31,				November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$17.23		$16.94	$14.33	$13.71	$13.80	$8.43
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.08)		(0.06)	(0.61)	—	(0.12)	(0.12)
Net Realized and Unrealized Gain (Loss) on Investments	(1.45)		0.35	3.22	0.62	0.03	5.49
Total from Investment Operations	(1.53)		0.29	2.61	0.62	(0.09)	5.37
Less Distributions:
Distributions from Net Realized Gain	(1.71)		—	—	—	—	—
Net Asset Value per Share, End of Period	$13.99		$17.23	$16.94	$14.33	$13.71	$13.80
Total Return	(9.28	)% (2)	1.83%	18.07%	4.52%	(0.65)%	63.70%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands) (3)	$—		$—	$—	$—	$—	$—
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	5,014.19	% (4)	4,910.46%	5,363.32%	4,166.09%	1,816.03%	2.59%
After expense reimbursement	1.77	% (4)	1.78%	1.81%	1.87%	1.67%	1.64%
Ratio of Net Investment (Loss) to Average Net Assets	(1.12	)% (4)	(0.33)%	(3.77)%	—%	(0.80)%	(1.19)%
Portfolio Turnover Rate	21.35	% (2)	69.24%	74.91%	62.76%	71.97%	67.67%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Amounts rounds to less than $1 (in thousands).

(4)  Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$24.05		$24.27	$22.15	$20.81	$19.27	$13.05
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.03		0.05	0.08	0.01	(0.03)	(0.04)
Net Realized and Unrealized Gain (Loss) on Investments	(1.57)		1.96	3.77	1.63	1.57	6.26
Total from Investment Operations	(1.54)		2.01	3.85	1.64	1.54	6.22
Less Distributions:
Distributions from Net Investment Income	(0.06)		(0.08)	(0.04)	—	—	—
Distributions from Net Realized Gain	(3.25)		(2.15)	(1.69)	(0.30)	—	—
Total Distributions	(3.31)		(2.23)	(1.73)	(0.30)	—	—
Net Asset Value per Share, End of Period	$19.20		$24.05	$24.27	$22.15	$20.81	$19.27
Total Return	(6.42	)% (2)	8.86%	18.16%	7.88%	7.99%	47.66%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$344,154		$528,435	$800,060	$896,154	$842,560	$546,620
Ratio of Expenses to Average Net Assets	1.04	% (3)	0.96%	0.95%	0.92%	0.93%	0.98%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.34	% (3)	0.19%	0.36%	(0.06)%	(0.14)%	(0.24)%
Portfolio Turnover Rate	19.35	% (2)	38.16%	73.48%	59.48%	46.33%	53.78%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008		Year Ended October 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net Asset Value per Share, Beginning of Period	$23.60		$23.85	$21.81	$20.56	$19.11	$12.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.12		(0.02)	0.02	(0.07)	(0.10)	(0.09)
Net Realized and Unrealized Gain (Loss) on Investments	(1.67)		1.93	3.71	1.62	1.55	6.21
Total from Investment Operations	(1.55)		1.91	3.73	1.55	1.45	6.12
Less Distributions:
Distributions from Net Investment Income	—		(0.01)	—	—	—	—
Distributions from Net Realized Gain	(3.25)		(2.15)	(1.69)	(0.30)	—	—
Total Distributions	(3.25)		(2.16)	(1.69)	(0.30)	—	—
Net Asset Value per Share, End of Period	$18.80		$23.60	$23.85	$21.81	$20.56	$19.11
Total Return	(6.59	)% (2)	8.56%	17.85%	7.53%	7.59%	47.11%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$127,193		$170,918	$191,179	$222,342	$313,913	$137,795
Ratio of Expenses to Average Net Assets	1.31	% (3)	1.25%	1.22%	1.27%	1.25%	1.33%
Ratio of Net Investment Income (Loss) to Average Net Assets	0.06	% (3)	(0.08)%	0.08%	(0.32)%	(0.47)%	(0.58)%
Portfolio Turnover Rate	19.35	% (2)	38.16%	73.48%	59.48%	46.33%	53.78%

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  Annualized.

See accompanying notes to financial statements.

TCW Value Opportunities Fund

Financial Highlights — K Class

	Six Months Ended April 30, 2008		Year Ended October 31,				November 1, 2002 (Commencement of Offering of K Class Shares) through
	(Unaudited)		2007	2006	2005	2004	October 31, 2003
Net Asset Value per Share, Beginning of Period	$23.55		$23.90	$21.96	$20.79	$19.27	$13.05
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	—	(2)	(0.12)	(0.09)	(0.13)	(0.17)	(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(1.56)		1.92	3.72	1.60	1.69	6.24
Total from Investment Operations	(1.56)		1.80	3.63	1.47	1.52	6.22
Less Distributions:
Distributions from Net Realized Gain	(3.25)		(2.15)	(1.69)	(0.30)	—	—
Net Asset Value per Share, End of Period	$18.74		$23.55	$23.90	$21.96	$20.79	$19.27
Total Return	(6.69	)% (3)	8.09%	17.30%	7.01%	7.89%	47.66%
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$5,966		$7,894	$8,001	$2,671	$470	$— (4)
Ratio of Expenses to Average Net Assets:
Before expense reimbursement	2.05	% (5)	1.96%	1.97%	3.29%	27.33%	2.05%
After expense reimbursement	1.66	% (5)	1.69%	1.71%	1.75%	1.79%	1.54%
Ratio of Net Investment (Loss) to Average Net Assets	(0.29	)% (5)	(0.51)%	(0.41)%	(0.60)%	(0.85)%	(0.14)%
Portfolio Turnover Rate	19.35	% (3)	38.16%	73.48%	59.48%	46.33%	53.78%

(1)  Computed using average shares outstanding throughout the period.

(2)  Amount rounds to less than $0.01 per share.

(3)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(4)  Amount rounds to less than $1 (in thousands).

(5)  Annualized.

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.09		0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.44)		0.50
Total from Investment Operations	(0.35)		0.71
Less Distributions:
Distributions from Net Investment Income	(0.32)		(0.10)
Distributions from Net Realized Gain	(0.16)		—
Total Distributions	(0.48)		(0.10)
Net Asset Value per Share, End of Period	$9.78		$10.61
Total Return	(3.28	)% (2)	7.13	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$767		$352
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	10.28	% (5)	15.11	% (5)
After expense reimbursement	0.99	% (5)	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	1.91	% (5)	2.10	% (5)
Portfolio Turnover Rate	21.45	% (2)	59.06	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Conservative LifePlan Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.60		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.12		0.21
Net Realized and Unrealized Gain (Loss) on Investments	(0.47)		0.49
Total from Investment Operations	(0.35)		0.70
Less Distributions:
Distributions from Net Investment Income	(0.32)		(0.10)
Distributions from Net Realized Gain	(0.16)		—
Total Distributions	(0.48)		(0.10)
Net Asset Value per Share, End of Period	$9.77		$10.60
Total Return	(3.31	)% (2)	7.03	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$104		$107
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	21.11	% (5)	24.57	% (5)
After expense reimbursement	0.99	% (5)	1.06	% (5)
Ratio of Net Investment Income to Average Net Assets	2.51	% (5)	2.10	% (5)
Portfolio Turnover Rate	21.45	% (2)	59.06	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$11.13		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.07
Net Realized and Unrealized Gain (Loss) on Investments	(0.69)		1.14
Total from Investment Operations	(0.64)		1.21
Less Distributions:
Distributions from Net Investment Income	(0.24)		(0.08)
Distributions from Net Realized Gain	(0.43)		—
Total Distributions	(0.67)		(0.08)
Net Asset Value per Share, End of Period	$9.82		$11.13
Total Return	(5.97	)% (2)	12.32	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$760		$910
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	6.44	% (5)	4.53	% (5)
After expense reimbursement	1.06	% (5)	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	1.08	% (5)	0.71	% (5)
Portfolio Turnover Rate	17.84	% (2)	185.73	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Moderate LifePlan Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$11.14		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.05		0.10
Net Realized and Unrealized Gain (Loss) on Investments	(0.70)		1.12
Total from Investment Operations	(0.65)		1.22
Less Distributions:
Distributions from Net Investment Income	(0.27)		(0.08)
Distributions from Net Realized Gain	(0.43)		—
Total Distributions	(0.70)		(0.08)
Net Asset Value per Share, End of Period	$9.79		$11.14
Total Return	(5.98	)% (2)	12.32	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$106		$112
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	17.71	% (5)	17.93	% (5)
After expense reimbursement	1.06	% (5)	1.07	% (5)
Ratio of Net Investment Income to Average Net Assets	1.11	% (5)	0.98	% (5)
Portfolio Turnover Rate	17.84	% (2)	185.73	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$11.21		$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		1.28
Total from Investment Operations	(0.87)		1.26
Less Distributions:
Distributions from Net Investment Income	(0.12)		(0.05)
Distributions from Net Realized Gain	(0.12)		—
Total Distributions	(0.24)		(0.05)
Net Asset Value per Share, End of Period	$10.10		$11.21
Total Return	(8.00	)% (2)	12.86	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$108		$117
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	31.49	% (5)	30.29	% (5)
After expense reimbursement	1.14	% (5)	1.17	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.14	)% (5)	(0.19	)% (5)
Portfolio Turnover Rate	0.00	% (2)	19.06	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Aggressive LifePlan Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$11.21		$10.00
Income (Loss) from Investment Operations:
Net Investment (Loss) (1)	(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		1.28
Total from Investment Operations	(0.87)		1.26
Less Distributions:
Distributions from Net Investment Income	(0.11)		(0.05)
Distributions from Net Realized Gain	(0.12)		—
Total Distributions	(0.23)		(0.05)
Net Asset Value per Share, End of Period	$10.11		$11.21
Total Return	(7.83	)% (2)	12.66	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$104		$113
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	33.59	% (5)	32.92	% (5)
After expense reimbursement	1.14	% (5)	1.17	% (5)
Ratio of Net Investment (Loss) to Average Net Assets	(0.14	)% (5)	(0.19	)% (5)
Portfolio Turnover Rate	0.00	% (2)	19.06	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Global Aggressive LifePlan Fund

Financial Highlights — I Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.96		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss) (1)	0.05		(0.02)
Net Realized and Unrealized Gain (Loss) on Investments	(0.86)		1.03
Total from Investment Operations	(0.81)		1.01
Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.05)
Distributions from Net Realized Gain	(0.01)		—
Total Distributions	(0.10)		(0.05)
Net Asset Value per Share, End of Period	$10.05		$10.96
Total Return	(7.49	)% (2)	10.23	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$903		$1,337
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	4.86	% (5)	6.57	% (5)
After expense reimbursement	1.40	% (5)	1.35	% (5)
Ratio of Net Investment Income (Loss) to Average Net Assets	1.02	% (5)	(0.19	)% (5)
Portfolio Turnover Rate	4.20	% (2)	7.44	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

TCW Global Aggressive LifePlan Fund

Financial Highlights — N Class

	Six Months Ended April 30, 2008 (Unaudited)		November 16, 2006 (Commencement of Operations) through October 31, 2007
Net Asset Value per Share, Beginning of Period	$10.96		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.04		0.01
Net Realized and Unrealized Gain (Loss) on Investments	(0.85)		1.00
Total from Investment Operations	(0.81)		1.01
Less Distributions:
Distributions from Net Investment Income	(0.09)		(0.05)
Distributions from Net Realized Gain	(0.01)		—
Total Distributions	(0.10)		(0.05)
Net Asset Value per Share, End of Period	$10.05		$10.96
Total Return	(7.41	)% (2)	10.13	% (3)
Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$102		$110
Ratio of Expenses to Average Net Assets: (4)
Before expense reimbursement	16.94	% (5)	19.55	% (5)
After expense reimbursement	1.40	% (5)	1.30	% (5)
Ratio of Net Investment Income to Average Net Assets	0.89	% (5)	0.05	% (5)
Portfolio Turnover Rate	4.20	% (2)	7.44	% (3)

(1)  Computed using average shares outstanding throughout the period.

(2)  For the six months ended April 30, 2008 and is not indicative of a full year's operating results.

(3)  For the period November 16, 2006 (Commencement of Operations) through October 31, 2007 and is not indicative of a full year's operating results.

(4)  Does not include expenses of the underlying affiliated investment companies.

(5)  Annualized.

See accompanying notes to financial statements.

US EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited)	April 30, 2008

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 to April 30, 2008.

Actual Expenses The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2007 to April 30, 2008)
TCW Balanced Fund
I Class Shares
Actual	$1,000.00	$956.80	1.14%	$5.55
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.14%	5.72
N Class Shares
Actual	$1,000.00	$956.70	1.14%	$5.55
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.14%	5.72
TCW Diversified Value Fund
I Class Shares
Actual	$1,000.00	$910.10	0.94%	$4.46
Hypothetical (5% return before expenses)	1,000.00	1,020.19	0.94%	4.72
N Class Shares
Actual	$1,000.00	$909.20	1.16%	$5.51
Hypothetical (5% return before expenses)	1,000.00	1,019.10	1.16%	5.82
TCW Dividend Focused Fund
I Class Shares
Actual	$1,000.00	$894.80	0.87%	$4.10
Hypothetical (5% return before expenses)	1,000.00	1,020.54	0.87%	4.37
N Class Shares
Actual	$1,000.00	$893.20	1.15%	$5.41
Hypothetical (5% return before expenses)	1,000.00	1,019.05	1.15%	5.77
K Class Shares
Actual	$1,000.00	$891.30	1.38%	$6.68
Hypothetical (5% return before expenses)	1,000.00	1,017.80	1.38%	7.12

US EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)	April 30, 2008

TCW Funds, Inc.	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2007 to April 30, 2008)
TCW Equities Fund
I Class Shares
Actual	$1,000.00	$949.70	0.83%	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.42	0.83%	4.17
N Class Shares
Actual	$1,000.00	$947.70	1.29%	$6.25
Hypothetical (5% return before expenses)	1,000.00	1,018.50	1.29%	6.47
K Class Shares
Actual	$1,000.00	$947.70	1.54%	$7.46
Hypothetical (5% return before expenses)	1,000.00	1,022.43	1.54%	7.71
TCW Focused Equities Fund
I Class Shares
Actual	$1,000.00	$968.40	1.25%	$6.12
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.25%	6.27
N Class Shares
Actual	$1,000.00	$968.40	1.23%	$6.02
Hypothetical (5% return before expenses)	1,000.00	1,018.75	1.23%	6.17
TCW Growth Fund (1)
I Class Shares
Actual	$1,000.00	$1,003.50	1.42%	$4.70
Hypothetical (5% return before expenses)	1,000.00	1,011.84	1.42%	4.72
N Class Shares
Actual	$1,000.00	$1,003.50	1.42%	$4.70
Hypothetical (5% return before expenses)	1,000.00	1,011.84	1.42%	4.72
TCW Growth Equities Fund
I Class Shares
Actual	$1,000.00	$879.50	1.32%	$6.17
Hypothetical (5% return before expenses)	1,000.00	1,018.30	1.32%	6.62
N Class Shares
Actual	$1,000.00	$878.30	1.51%	$7.05
Hypothetical (5% return before expenses)	1,000.00	1,017.35	1.51%	7.57
TCW Large Cap Growth Fund
I Class Shares
Actual	$1,000.00	$947.80	1.13%	$5.47
Hypothetical (5% return before expenses)	1,000.00	1,019.24	1.13%	5.67
N Class Shares
Actual	$1,000.00	$946.20	1.36%	$6.58
Hypothetical (5% return before expenses)	1,000.00	1,018.10	1.36%	6.82
TCW Relative Value Small Cap Fund
I Class Shares
Actual	$1,000.00	$836.50	1.47%	$6.71
Hypothetical (5% return before expenses)	1,000.00	1,017.55	1.47%	7.37

US EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)	April 30, 2008

TCW Funds, Inc.	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio	Expenses Paid During Period (November 1, 2007 to April 30, 2008)
N Class Shares
Actual	$1,000.00	$836.40	1.46%	$6.67
Hypothetical (5% return before expenses)	1,000.00	1,017.60	1.46%	7.32
K Class Shares
Actual	$1,000.00	$835.80	1.72%	$7.85
Hypothetical (5% return before expenses)	1,000.00	1,016.31	1.72%	8.62
TCW Select Equities Fund
I Class Shares
Actual	$1,000.00	$908.10	0.95%	$4.51
Hypothetical (5% return before expenses)	1,000.00	1,020.14	0.95%	4.77
N Class Shares
Actual	$1,000.00	$906.90	1.22%	$5.78
Hypothetical (5% return before expenses)	1,000.00	1,018.80	1.22%	6.12
K Class Shares
Actual	$1,000.00	$905.20	1.61%	$7.63
Hypothetical (5% return before expenses)	1,000.00	1,016.86	1.61%	8.07
TCW Small Cap Growth Fund
I Class Shares
Actual	$1,000.00	$858.60	1.20%	$5.55
Hypothetical (5% return before expenses)	1,000.00	1,018.90	1.20%	6.02
N Class Shares
Actual	$1,000.00	$856.50	1.61%	$7.43
Hypothetical (5% return before expenses)	1,000.00	1,016.86	1.61%	8.07
TCW Spectrum Fund
I Class Shares
Actual	$1,000.00	$871.30	0.93%	$4.33
Hypothetical (5% return before expenses)	1,000.00	1,020.24	0.93%	4.67
N Class Shares
Actual	$1,000.00	$869.70	1.26%	$5.86
Hypothetical (5% return before expenses)	1,000.00	1,018.60	1.26%	6.32
TCW Value Added Fund
I Class Shares
Actual	$1,000.00	$912.30	1.52%	$7.23
Hypothetical (5% return before expenses)	1,000.00	1,017.35	1.52%	7.62
N Class Shares
Actual	$1,000.00	$913.50	1.52%	$7.23
Hypothetical (5% return before expenses)	1,000.00	1,017.30	1.52%	7.62
K Class Shares
Actual	$1,000.00	$907.20	1.77%	$8.39
Hypothetical (5% return before expenses)	1,000.00	1013.67	1.77%	8.86

US EQUITIES

TCW Funds, Inc.

Shareholder Expenses (Unaudited) (Continued)	April 30, 2008

TCW Funds, Inc.	Beginning Account Value November 1, 2007	Ending Account Value April 30, 2008	Annualized Expense Ratio		Expenses Paid During Period (November 1, 2007 to April 30, 2008)
TCW Value Opportunities Fund
I Class Shares
Actual	$1,000.00	$935.80	1.04%		$5.01
Hypothetical (5% return before expenses)	1,000.00	1,019.69	1.04%		5.22
N Class Shares
Actual	$1,000.00	$933.10	1.31%		$6.30
Hypothetical (5% return before expenses)	1,000.00	1,018.35	1.31%		6.57
K Class Shares
Actual	$1,000.00	$934.10	1.66%		$7.98
Hypothetical (5% return before expenses)	1,000.00	1,016.61	1.66%		8.32
TCW Conservative LifePlan Fund
I Class Shares
Actual	$1,000.00	$967.20	0.99%		$4.84
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%		4.97
N Class Shares
Actual	$1,000.00	$966.90	0.99%		$4.84
Hypothetical (5% return before expenses)	1,000.00	1,019.94	0.99%		4.97
TCW Moderate LifePlan Fund
I Class Shares
Actual	$1,000.00	$940.30	1.06	% (2)	$5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.06	% (2)	5.32
N Class Shares
Actual	$1,000.00	$940.20	1.06	% (2)	$5.11
Hypothetical (5% return before expenses)	1,000.00	1,019.59	1.06	% (2)	5.32
TCW Aggressive LifePlan Fund
I Class Shares
Actual	$1,000.00	$920.00	1.14	% (2)	$5.44
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.14	% (2)	5.72
N Class Shares
Actual	$1,000.00	$921.70	1.14	% (2)	$5.45
Hypothetical (5% return before expenses)	1,000.00	1,019.19	1.14	% (2)	5.72
TCW Global Aggressive LifePlan Fund
I Class Shares
Actual	$1,000.00	$925.10	1.40	% (2)	$6.70
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.40	% (2)	7.02
N Class Shares
Actual	$1,000.00	$925.90	1.40	% (2)	$6.70
Hypothetical (5% return before expenses)	1,000.00	1,017.90	1.40	% (2)	7.02

(1)  The Fund commenced operations on January 2, 2008. Actual expenses and hypothetical examples are based on an investment of $1,000 invested on January 2, 2008 and held for the entire period from January 2, 2008 to April 30, 2008.

(2)  Does not include expenses of the underlying affiliated investments.

US EQUITIES

TCW Funds, Inc.

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company's proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor's proxy voting guidelines, it will deliver the description that is disclosed in the Company's Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company's proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company's proxy voting record for the most recent twelve-month period ended June 30 is available:

1.  By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or

2.  By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company's proxy voting record, it will send the information disclosed in the Company's most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company's Form N-Q:

1.  By going to the SEC website at http://www.sec.gov.; or

2.  By visiting the SEC's Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC's Public Reference Room).

(THIS PAGE INTENTIONALLY LEFT BLANK)

Investment Advisor

TCW Investment Management Company

865 South Figueroa Street

Los Angeles, California 90017

(800) FUND-TCW

Transfer Agent

U.S. Bancorp Fund Services, LLC

615 E. Michigan Street

Milwaukee, Wisconsin 53202

Independent Auditors

Deloitte & Touche, LLP

350 South Grand Avenue

Los Angeles, California 90071

Custodian & Administrator

State Street Bank & Trust Company

200 Clarendon Street

Boston, Massachusetts 02116

Distributor

TCW Funds Distributor

865 South Figueroa Street

Los Angeles, California 90017

Directors

Patrick C. Haden

Director and Chairman of the Board

Samuel P. Bell

Director

Richard W. Call

Director

Matthew K. Fong

Director

John A. Gavin

Director

Thomas E. Larkin, Jr.

Director

Charles A. Parker

Director

Marc I. Stern

Director

Officers

William C. Sonneborn

President and Chief Executive Officer

Charles W. Baldiswieler

Senior Vice President

Peter A. Brown

Senior Vice President

Michael E. Cahill

Senior Vice President,

General Counsel and Assistant Secretary

David S. DeVito

Treasurer and Chief Financial Officer

Philip K. Holl

Secretary and Associate General Counsel

Hilary G.D. Lord

Senior Vice President and Chief

Compliance Officer

Ronald R. Redell

Senior Vice President

George N. Winn

Assistant Treasurer

TCW Funds, Inc.

865 South Figueroa Street

Los Angeles, California 90017

1-800-FUND-TCW

(800-386-3829)

www.tcwfunds.com

FUNDsarEQ0408

Item 2.	Code of Ethics. Not applicable.

Item 3.	Audit Committee Financial Expert. Not applicable.

Item 4.	Principal Accountant Fees and Services. Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.

Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases. Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)

The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

2

Item 12.	Exhibits.

	(a)(1)	Not applicable.

	(a)(2)	Separate certification for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached.

EX-99.CERT-Section 302 Certifications (filed herewith).

	(a)(3)	Not applicable.

(b)

Certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940 are attached. These certifications are being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. Section 1350 and are not being filed as part of the Form N-CSR with the Commission.

EX-99.906.CERT – Section 906 Certification (filed herewith)

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	July 3, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ William C. Sonneborn
William C. Sonneborn
Chief Executive Officer

Date	July 3, 2008

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	July 3, 2008

4